As filed with the Securities and Exchange Commission
                               on October 30, 2000
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. ___
Post-Effective Amendment No. 16         x
                                      -----

                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                 ------
Amendment No. 17                                                   x
                                                                 -----
                            ------------------------

                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                525 Market Street
                             San Francisco, CA 94163
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                                C. David Messman
                             Wells Fargo Bank, N.A.
                          633 Folsom Street, 7th Floor
                          San Francisco, CA 94107-3600
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

 x    Immediately upon filing pursuant to Rule 485(b), or
---

      on _________ pursuant to Rule 485(b)
----

      60 days after filing pursuant to Rule 485(a)(1), or
----

      on _________ pursuant to Rule 485(a)(1)
----

      75 days after filing pursuant to Rule 485(a)(2), or
----

      on ___________pursuant to Rule 485(a)(2)
----

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.












                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 16 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to update certain exhibits under Item 23 of Part C. Parts A and B are hereby incorporated by reference. This Post-Effective Amendment does not affect any other part of the Registration Statement for the Trust.









                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet


Form N-1A Item Number

Part A                      Prospectus Captions

 1                          Front and Back Cover Pages
 2                          Objectives and Principal Strategies
                            Important Risks
 3                          Summary of Expenses
                            Example of Expenses
 4                          Objectives and Principal Strategies
                            Important Risks
                            See Individual Fund Summaries
                            General Investment Risks
 5                          Not applicable
 6                          Organization and Management of the Funds
 7                          Your Account
                            How to Buy Shares
                            How to Sell Shares
                            Exchanges
                            Dividends and Distributions
                            Taxes
 8                          Distribution Plan
                            Exchanges
 9                          See Individual Fund Summaries

Part B                      Statement of Additional Information Captions

10                          Cover Page and Table of Contents
11                          Historical Fund Information
                            Cover Page
12                          Investment Restrictions
                            Additional Investment Policies
                            Risk Factors
13                          Management
14                          Capital Stock
15                          Management
16                          Portfolio Transactions
17                          Capital Stock
18                          Determination of Net Asset Value
                            Additional Purchase and Redemption Information
19                          Federal Income Taxes
20                          Management
21                          Performance Calculations
22                          Financial Information

Part C                      Other Information

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.








                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits.
              --------

      Exhibit
      Number                                      Description

        (a)                   -  Amended and Restated Declaration of Trust,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

        (b)                   -  Not applicable.

        (c)                   -  Not applicable.

        (d)(1)(i)             -  Investment Advisory Agreement with Wells Fargo
                                 Bank, N.A., filed herewith.

                (ii)          -  Fee and Expense Agreement between Wells Fargo
                                 Funds Trust and Wells Fargo Bank, N.A., filed herewith.

             (2)(i)           -  Sub-Advisory Contract with Barclays Global Fund
                                 Advisors, filed herewith.

                  (ii)        -  Sub-Advisory Contract with Galliard Capital
                                 Management, Inc., filed herewith.

                  (iii)       -  Sub-Advisory Contract with Peregrine Capital
                                 Management, Inc., filed herewith.

                  (iv)        -  Sub-Advisory Contract with Schroder Investment
                                 Management North America, Inc., filed herewith.

                  (v)         -  Sub-Advisory Contract with Smith Asset
                                 Management Group, L.P., filed herewith.

                  (vi)        -  Sub-Advisory Contract with Wells Capital
                                 Management Incorporated, filed herewith.

                  (vii)       -  Sub-Advisory Contract with Dresdner RCM Global
                                 Investors LLC, filed herewith.

        (e)                   -  Distribution Agreement with Form of Selling
                                 Agreement, filed herewith.

        (f)                   -  Not applicable.

        (g)(1)                -  Custody Agreement with Barclays Global
                                 Investors, N.A., filed herewith.

             (2)              -  Custody Agreement with Wells Fargo Bank
                                 Minnesota, N.A., filed herewith.

                  (i) Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota, N.A., filed herewith.

             (3)              -  Securities Lending Agreement by and among Wells
                                 Fargo Funds Trust, Wells Fargo Bank, N.A. and Wells Fargo Bank Minnesota, N.A., filed herewith.

             (4)              -  Custody and Accounting Agreement with Investors
                                 Bank & Trust Company, filed herewith.

        (h)(1)                -  Administration Agreement with Wells Fargo Bank,
                                 N.A., filed herewith.

             (2)              -  Fund Accounting Agreement with Forum Accounting
                                 Services, LLC filed herewith.

             (3)              -  Transfer Agency and Service Agreement with
                                 Boston Financial Data Services, Inc., filed herewith.

             (4)              -  Shareholder Servicing Plan, filed herewith.

             (5)              -  Form of Shareholder Servicing Agreement,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 8, filed December 17, 1999.

        (i)                   -  Not applicable.

        (j)(1)                -  Power of Attorney, Robert C. Brown,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (2)               -  Power of Attorney, Donald H. Burkhardt,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (3)               -  Power of Attorney, Jack S. Euphrat,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (4)               -  Power of Attorney, Thomas S. Goho, incorporated
                                 by reference to Post-Effective Amendment No.
                                 10, filed May 10, 2000.

            (5)               -  Power of Attorney, Peter G. Gordon,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (6)               -  Power of Attorney, W. Rodney Hughes,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (7)               -  Power of Attorney, Richard M. Leach, filed
                                 herewith.

            (8)               -  Power of Attorney, J. Tucker Morse,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (9)               -  Power of Attorney, Timothy J. Perry,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (10)              -  Power of Attorney, Donald C. Willeke,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (11)              -  Power of Attorney, Michael J. Hogan,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, filed May 10, 2000.

            (12)              -  Power of Attorney, Karla M. Rabusch,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 10, iled May 10, 2000.

        (k)                   -  Not applicable.

        (l)                   -  Not applicable.

        (m)                   -  Rule 12b-1 Plan, filed herewith; see Exhibit
                                 (e) above for related Distribution Agreement.

        (n)                   -  Rule 18f-3 Plan, incorporated by reference to
                                 Post-Effective Amendment No. 8, filed
                                 December 17, 1999.

        (p)(1)                -  Joint Code of Ethics for Funds Trust, Core
                                 Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

            (2)               -  Wells Fargo Bank, N.A. Code of Ethics,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 15, filed October 2, 2000.

            (3)               -  Barclays Global Investors, N.A. Code of Ethics,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 15, filed October 2, 2000.

            (4)               -  Dresdner RCM Global Investors, Inc. Code of
                                 Ethics, incorporated by reference to Post-
                                 Effective Amendment No. 15, filed
                                 October 2, 2000.

            (5)               -  Galliard Capital Management, Inc. Code of
                                 Ethics, incorporated by reference to Post-
                                 Effective Amendment No. 15, filed
                                 October 2, 2000.

            (6)               -  Peregrine Capital Management, Inc. Code of
                                 Ethics, incorporated by reference to Post-
                                 Effective Amendment No. 15, filed
                                 October 2, 2000.

            (7)                - Schroder Investment Management North America,
                                 Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

            (8)               -  Smith Asset Management Group, L.P. Code of
                                 Ethics, incorporated by reference to Post-
                                 Effective Amendment No. 15, filed
                                 October 2, 2000.

            (9)               -  Wells Capital Management, Inc. Code of Ethics,
                                 incorporated by reference to Post-Effective
                                 Amendment No. 15, filed October 2, 2000.

Item 24.        Persons Controlled by or Under Common Control with the Fund.
                -----------------------------------------------------------

                Registrant believes that no person is controlled by or under common control with Registrant.


Item 25.        Indemnification.
                ---------------

                Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26.        Business and Other Connections of Investment Adviser.
                ----------------------------------------------------

                (a) Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly-owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

                To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.

                (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an adviser or sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The description of BGFA in Parts A and B of this Registration Statement is incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (c) Wells Capital Management, Inc. ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., serves as sub-adviser to various Funds of the Trust. The description of WCM in Parts A and B of this Registration Statement is incorporated by reference herein. None of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.

                (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The description of Peregrine in Parts A and B of the Registration Statement is incorporated by reference herein. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (e) Schroder Investment Management North America Inc. ("SIMNA"), serves as sub-adviser to various Funds of the Trust. The description of SIMNA in Parts A and B of the Registration Statement are incorporated by reference herein. The address is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SIMNA which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroders p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (g) Smith Asset Management, L.P. ("Smith"), an indirect, partially-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. The address of Smith is 300 Crescent Court, Suite 750, Dallas, Texas 75201. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (h) Golden Capital Management ("Golden"), a division of Smith Asset Management, L.P. serves as the sub-advisor to the OTC Growth Fund of the Trust. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. The address of Golden is 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                (i) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-advisor for the Specialized Technology Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. The address of Dresdner is Four Embarcadero Center, San Francisco, California 94111. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.  Principal Underwriters.
          ----------------------

                (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Annuity Trust, Nations LifeGoal Funds, Inc., Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies.

                (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

                (c)      Not applicable.

Item 28.      Location of Accounts and Records.
              --------------------------------

                (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Bank, 525 Market Street, San Francisco, California 94105.

                (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, San Francisco, California 94105.

                (c) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

                (d) Stephens maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

                (e) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

                (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, San Francisco, California 94105.

                (g) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

                (h) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

                (i) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

                (j) Golden Capital Management maintains all Records relating to its services as investment sub-adviser at 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

                (k) Schroder Investment Management North America, Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.

                (l) Dresdner RCM Global Investors, Inc. maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.


Item 29.  Management Services.
          -------------------

                Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectus constituting Part A of this
Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.
          ------------







                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number                                    Description


EX-99.B(d)(1)(i)              Investment Advisory Agreement with Wells Fargo
                              Bank, N.A.

EX-99.B(d)(1)(ii)             Fee and Expense Agreement between Wells Fargo
                              Funds Trust and Wells Fargo Bank, N.A.

EX-99.B(d)(2)(i)              Sub-Advisory Contract with Barclays Global Fund
                              Advisors.

EX-99.B(d)(2)(ii)             Sub-Advisory Contract with Galliard Capital
                              Management, Inc.

EX-99.B(d)(2)(iii)            Sub-Advisory Contract with Peregrine Capital
                              Management, Inc.

EX-99.B(d)(2)(iv)             Sub-Advisory Contract with Schroder Investment
                              Management North America, Inc.

EX-99.B(d)(2)(v)              Sub-Advisory Contract with Smith Asset Management
                              Group, L.P.

EX-99.B(d)(2)(vi)             Sub-Advisory Contract with Wells Capital
                              Management Incorporated

EX-99.B(d)(2)(vii)            Sub-Advisory Contract with Dresdner RCM Global
                              Investors LLC

EX-99.B(e)                    Distribution Agreement with Form of Selling
                              Agreement

EX-99.B(g)(1)                 Custody Agreement with Barclays Global Investors,
                              N.A.

EX-99.B(g)(2)                 Custody Agreement with Wells Fargo Bank Minnesota,
                              N.A.

EX-99.B(g)(2)(i)              Delegation Agreement with Wells Fargo Bank
                              Minnesota, N.A.

EX-99.B(g)(3)                 Securities Lending Agreement by and among Wells
                              Fargo Funds Trust, Wells Fargo Bank, N.A., and
                              Wells Fargo Bank Minnesota, N.A.

EX-99.B(g)(4)                 Custody and Accounting Agreement with Investors
                              Bank & Trust Company

EX-99.B(h)(1)                 Administration Agreement with Wells Fargo Bank,
                              N.A.

EX-99.B(h)(2)                 Fund Accounting Agreement with Forum Accounting
                              Services, LLC

EX-99.B(h)(3)                 Transfer Agency and Service Agreement with Boston
                              Financial Data Services, Inc.

EX-99.B(h)(4)                 Shareholder Servicing Plan

EX-99.B(j)(7)                 Power of Attorney, Richard M. Leach

EX-99.B(m)                    Rule 12b-1 Plan














                                                            EX-99.B(d)(1)(i)


                             WELLS FARGO FUNDS TRUST
                          INVESTMENT ADVISORY AGREEMENT


         This AGREEMENT is made as of this 8th day of November 1999, between Wells Fargo Funds Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201 and Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, 12th Floor, San Francisco, California, 94104.

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is authorized to issue interests (as defined in the Trust's Declaration of Trust, as amended and supplemented from time to time), in separate series;

         WHEREAS, the Trust desires that the Adviser perform investment advisory services for each series of the Trust listed on Schedule A hereto as such Schedule may be amended or supplemented from time to time by mutual agreement (each a "Fund" and collectively the "Funds"), and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, the Trust and the Adviser agree as follows:

         Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended and supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Adviser and will from time to time furnish the Adviser with any amendments thereof.

         Section 2. Investment Adviser; Appointment. The Trust hereby employs Adviser, subject to the direction and control of the Board, to manage the investment and reinvestment of the assets in the Funds and, without limiting the generality of the foregoing, to provide the other services specified in Section 3 hereof.

         Section 3.  Duties of the Adviser.

         (a) The Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. Among other things, the Adviser shall make all decisions with respect to the allocation of the Funds' investments in various securities or other assets, in investment styles and, if applicable, in other investment companies or pooled vehicles in which a Fund may invest. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         (b) The Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, each Fund and the Adviser, and on its own initiative will furnish the Board from time to time with such information as the Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which a Fund maintains investments. The Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Trust Instrument, By-Laws (if any) and Registration Statement under the 1940 Act and the Securities Act, the limitations in the 1940 Act and in the Internal Revenue Code of 1986, as amended, applicable to the Trust and the investment objectives, policies and restrictions of each Fund.

         (c) The Adviser will from time to time employ or associate with such persons as the Adviser believes to be appropriate or necessary to assist in the execution of the Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Adviser. No obligation may be imposed on the Trust in any such respect.

         (d) The Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the 1940 Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or the Trust's authorized representatives.

         (e) With respect to a Fund, the Adviser shall have no duties or obligations pursuant to this Agreement, during any period during which the Fund invests all (or substantially all) of its investment assets in a registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act.

         Section 4. Delegation of Responsibilities. The Adviser may carry out any of its obligations under this Agreement by employing, subject to supervision by the Adviser, one or more Sub-Adviser(s) who are registered as investment advisers pursuant to the Investment Advisers Act of 1940 or who are exempt from registration thereunder ("Sub-Advisers"). Each Sub-Adviser's employment will be evidenced by a separate written agreement approved by the Board and, if required under the 1940, Act by the shareholders of the Fund (unless the Commission or its staff has given authorization or issued an interpretation dispensing with the requirement of shareholder approval). The Adviser shall not be liable hereunder for any act or omission of any Sub-Adviser, except for failure to exercise good faith in the employment of the Sub-Adviser and for failure to exercise appropriate supervision of such Sub-Adviser, and as may otherwise be agreed in writing. The Adviser shall be solely responsible for compensating any Sub-Adviser for services rendered under any Sub-Advisory Agreement. The Adviser may, from time to time and at any time, terminate any Sub-Adviser and reassume the responsibilities assigned to such Sub-Adviser with respect to any Fund without obtaining the approval of the shareholders of the Fund.

         Section 5. Control by Board. Any investment activities undertaken by the Adviser pursuant to this Agreement, as well as any other activities undertaken by the Adviser on behalf of the Funds, shall at all times be subject to the direction and control of the Board.

         Section 6. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Adviser shall at all times comply with:

         (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as they may be amended from time to time, or resolutions of the Board that may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds; and

         (f)    any other applicable provisions of state or federal law.

         Section 7. Broker-Dealer Relationships. In connection with the purchase and sale of securities for the Funds, the Adviser is responsible for broker-dealer selection and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board may from time to time determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the Fund and to other clients of the Adviser. The Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Adviser. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to the Board, indicating the brokers to whom such allocations have been made and the basis therefor.

         Section 8. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         Section 9.   Compensation.

         (a) As compensation for the advisory services provided under this Agreement, the Trust shall pay the Adviser fees, payable monthly, at the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time;

         (b) Except as provided in the following paragraph, no fee shall be payable hereunder with respect to a Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a single registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act;

         (c) The adviser shall receive a fee of 0.25% (0.35% in the case of the Wealthbuilder funds) for asset allocation services if a Fund invests some of its investment assets in one or more registered, open-end management investment companies, or separate series thereof, in each case, in accordance with Section 12(d)(1)(h) under the Act, the rules thereunder or an exemptive order issued by the Commission exempting the Fund from the provisions of Section 12(d)(1)(A) under the Act (a "Fund of Funds structure").

         (d) To the extent the Board determines that a Fund should invest a portion of its assets directly in portfolio securities, rather than in a portfolio of Wells Fargo Core Trust (Delaware) or other portfolio, with respect to those assets the Fund will pay the Adviser the same fee that the portfolio was paying its adviser (the fees of each portfolio will be disclosed in the proxy statement and prospectus).

         Section 10. Standard of Care. The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services at the compensation level specified, the Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser or any of its officers, directors, employees or agents, the Adviser shall not be subject to liability to the Trust or to any shareholders of the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         Section 11. Non-Exclusivity. The services of the Adviser to the Funds are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Adviser may serve as officers and directors of the Trust, and that officers or directors of the Trust may serve as officers or directors of the Adviser, to the extent that such services may be permitted by law, and that the officers and directors of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

         Section 12. Records. The Adviser shall, with respect to orders the Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as such records as the Funds' administrator reasonably requests to be maintained, including, but not limited to, trade tickets and confirmations for portfolio trades. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds and will be available for inspection and use by the Funds. The Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

         Section 13. Term and Approval. This Agreement shall become effective with respect to a Fund after approved in accordance with the requirements of the 1940 Act, and executed by the Adviser and the Trust, and shall thereafter continue from year to year, provided that the continuation of the Agreement is specifically approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Directors who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Directors of the Trust), by votes cast in person at a meeting specifically called for such purpose.

         Section 14. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters issued under the 1940 Act.

         Section 15. Indemnification by the Adviser. The Trust shall not be responsible for, and the Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties on the part of the Adviser or any of its officers, directors, employees or agents.

         Section 16. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

         Section 17. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention R. Greg Feltus, and that of the Adviser shall be 525 Market Street, 12th Floor, San Francisco, California 94163, Attention Michael J. Hogan.

         Section 18. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

         Section 19. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees and the Adviser.

         Section 20. Wells Fargo Name. The Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that:
(I) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose;
(ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

         IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.


                                          WELLS FARGO FUNDS TRUST
                                          on behalf of the Funds


                                          By: /s/ Richard H. Blank, Jr.
                                         ------------------------------------
                                                  Richard H. Blank, Jr.
                                                  Assistant Secretary


                                           WELLS FARGO BANK, N.A.
                                           on behalf of the Adviser

                                           By: /s/ Michael J. Hogan
                                          --------------------------------------
                                                   Michael J. Hogan
                                                   Executive Vice President


                                           By: /s/ David Messman
                                           -------------------------------------
                                                   David Messman
                                                   Vice President








                                                    A-2
                             WELLS FARGO FUNDS TRUST
                          INVESTMENT ADVISORY AGREEMENT

                                   SCHEDULE A

--------------------------------------------------------- ------------------------
                             Fee as % of Avg. Daily
FUNDS                                                         Net Asset Value
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
1.   Aggressive Balanced-Equity Fund                           0.72
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
2.   Arizona Tax-Free Fund                                     0.40
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
3.   Asset Allocation Fund                                     0.80
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
4.   California Limited Term Tax-Free Fund                     0.40
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
5.   California Tax-Free Fund                                  0.40
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
6.   California Tax-Free Money Market Fund                     0.30
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
7.   California Tax-Free Money Market Trust                    0.0
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
8.   Cash Investment Money Market Fund                         0.10
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
9.   Colorado Tax-Free Fund                                    0.40
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
10.  Corporate Bond Fund                                       0.50
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
11.  Disciplined Growth Fund                                   0.75
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
12.  Diversified Bond Fund                                     0.50
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
13.  Diversified Equity Fund                                   0.72
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
14.  Diversified Small Cap Fund                                0.87
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
15.  Equity Income Fund                                        0.75
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
16.  Equity Index Fund                                         0.25
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
17.  Equity Value Fund                                         0.75
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
18.  Government Money Market Fund                              0.35
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
19.  Growth Balanced Fund                                      0.65
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
20.  Growth Equity Fund                                        0.97
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
21.  Growth Fund                                               0.75
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
22.  Income Fund                                               0.50
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
23.  Income Plus Fund                                          0.60
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
24.  Index Allocation Fund                                     0.80
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
25.  Index Fund                                                0.15
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
26.  Intermediate Government Income Fund                       0.50
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
27.  International Equity Fund                                 1.00
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
28.  International Fund                                        1.00*
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
29.  Large Company Growth Fund                                 0.75*
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
30.  Limited Term Government Income Fund                       0.50
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
31.  Mid Cap Growth Fund                                       0.75
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
32.  Minnesota Intermediate Tax-Free Fund                      0.40
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
33.  Minnesota Tax-Free Fund                                   0.40
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
34.  Minnesota Money Market Fund                               0.30
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
35.  Moderate Balanced Fund                                    0.60
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
36.  Money Market Fund                                         0.40
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
37.  Money Market Trust                                        0.0
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
38.  National Limited Term Tax-Free Fund                       0.40
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
39.  National Tax-Free Fund                                    0.40
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
40.  National Tax-Free Institutional Money Market Fund         0.10
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
41.  National Tax-Free Money Market Fund                       0.25
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
42.  National Tax-Free Money Market Trust                      0.0
--------------------------------------------------------- ------------------------
43.  Nebraska Tax-Free Fund                                    0.50
--------------------------------------------------------- ------------------------
44.  Oregon Tax-Free Fund                                      0.40
--------------------------------------------------------- ------------------------
45.  OTC Growth Fund                                            0.65
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
46.  Overland Express Sweep Fund                               0.45
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
47.  Prime Investment Money Market Fund                        0.10
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
48.  Small Cap Growth Fund                                     0.90
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
49.  Small Cap Opportunities Fund                              0.90
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
50.  Small Cap Value Fund                                      0.90
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
51.  Small Company Growth Fund                                 0.90
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
52.  Specialized Technology Fund                               1.10
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
53.  Stable Income Fund                                        0.50
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
54.  Strategic Income Fund                                     0.52
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
55.  Treasury Plus Institutional Money Market Fund             0.10
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
56.  Treasury Plus Money Market Fund                           0.35
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
57.  100% Treasury Money Market Fund                           0.35
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
58.  Variable Rate Government Fund                             0.50
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
59.  Wealthbuilder Growth Balanced Portfolio                   0.35
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
60.  Wealthbuilder Growth & Income Portfolio                   0.35
--------------------------------------------------------- ------------------------
--------------------------------------------------------- ------------------------
61.  Wealthbuilder Growth Portfolio                            0.35
--------------------------------------------------------- ------------------------



Approved by Board of Trustees:  March 26, 1999, as amended October 28, 1999,
                                May 9, 2000, and July 25, 2000.







                                                            EX-99.B(d)(1)(ii)


                         FEE AND EXPENSE AGREEMENT AMONG
               WELLS FARGO FUNDS TRUST, WELLS FARGO CORE TRUST AND
                             WELLS FARGO BANK, N.A.


         THIS AMENDED AGREEMENT is made as of this 25th day of July, 2000 as amended on October 24, 2000, and relates to the agreement made as of November 8, 1999, as amended May 9, 2000, among Wells Fargo Funds Trust (the "Trust"), a Delaware business trust, for itself and on behalf of its series listed in Schedules A, B and C and, attached hereto (individually referred to as the "Fund" or collectively referred to as the "Funds"), Wells Fargo Core Trust, a Delaware business trust, and Wells Fargo Bank, N.A. ("Wells Fargo" or the "Advisor"), a banking association organized under the laws of the United States.

         WHEREAS, each Trust is an open-end investment company registered under the Investment Company Act of 1940; and

         WHEREAS, Wells Fargo serves as investment advisor and/or administrator to each of the Funds pursuant to an investment advisory agreement (the "Investment Advisory Agreement") and/or an Administration Agreement ("Administration Agreement");

         NOW, THEREFORE, in consideration of the mutual covenants herein contained and other good and valuable consideration, the receipt whereof is hereby acknowledged, the parties hereto agree as follows:

1. Limitation of Total Operating Expense Ratios - Investment Advisory, Administration Fee Ratios and Other Expenses. The parties hereby agree that the Advisor shall waive any advisory fees payable to it under the Investment Advisory Agreements, waive any administration fees payable to it under the Administration Agreements, or reimburse other expenses of the Funds (the "Waivers") to the extent necessary to not exceed the total net operating expense ratios (the "Capped Operating Expense Ratios") for each class of the Funds of the Trust, as set forth in Schedules A, B and C attached hereto. For purposes of this Agreement, fees payable by a Fund that is a money market fund will not be treated as operating expenses of a Fund that owns shares of such money market fund. For purposes of this Agreement, except with respect to the WealthBuilder Funds, fees payable by a portfolio of Wells Fargo Core Trust or a Fund that is not a money market fund will be treated as operating expenses of a Fund that owns shares of such portfolio or non-money market fund.

2. Duration of the Agreement. The parties agree that Wells Fargo will maintain the Capped Operating Expense Ratios for an initial waiver period (the "Initial Waiver Period"). For each Fund of the Trust listed in Schedule A, except the Asset Allocation and Equity Income, the Initial Waiver Period will be one year from the closing of the reorganization of the Wells Fargo and Norwest Advantage Fund families ("Stagecoach/Norwest Reorganization"). For the Asset Allocation and Equity Income Funds, the Initial Waiver Period will be two years from the closing of the Stagecoach/Norwest Reorganization. For the Nebraska Tax-Free Fund listed in Schedule B the Initial Waiver Period will be one year from the closing of the reorganization of the Great Plains Tax-Free Bond Fund into the Nebraska Tax-Free Fund. For each Fund of the Trust listed in Schedule C, the Initial Waiver Period will be one year from the date of the most recent annual prospectus containing such Fund.

         In addition to the Initial Waiver Period, the parties agree that Wells Fargo's obligation to maintain the Capped Operating Expense Ratios listed in Schedules A, B and C will renew automatically for a period of one year from the date of each annual prospectus containing the affected Fund unless Wells Fargo
(i) notifies the Board of Trustees that it does not want a particular waiver to automatically extend for another mandatory one-year period, and/or (ii) obtains the approval of the Board of Trustees to eliminate or reduce the required waiver/reimbursement prior to such an automatic renewal. If Wells Fargo notifies the Board of Trustees that it does not want to extend a waiver for a particular Fund or Funds for another mandatory one-year period but the Board does not approve the elimination or reduction of the waiver, Wells Fargo will maintain the net operating expense ratio of the Fund (as specified in Schedule D) until such time as the Board of Trustees approves the elimination or reduction of the waiver.

3. Entire Agreement; Modification; Amendment. This Agreement constitutes the entire agreement of the parties with respect to its subject matter. Each provision herein shall be treated as separate and independent from any other provision or agreement herein and shall be enforceable notwithstanding the unenforceability of any such other provision or agreement. In addition, each provision herein shall be treated as separate and independent with respect to each Fund. No modification or amendment of this Agreement shall be binding unless in writing and executed by Wells Fargo, the Trust and, if affected thereby, Wells Fargo Core Trust.

         IN WITNESS WHEREOF, the parties have duly executed this amended Agreement as of October 24, 2000.

WELLS FARGO FUNDS TRUST, for itself and on behalf of its series listed on Schedules A, B and C attached hereto


                                            WELLS FARGO BANK, N.A.

                                            By    /s/ C. David Messman
                                                      C. David Messman
                                                      Secretary

                                            By     /s/ Michael J. Hogan
                                                   ---------------------
                                                     Michael J. Hogan
                                                     Executive Vice President
                                            WELLS FARGO CORE TRUST


                                            By    /s/ C. David Messman
                                                  ------------------------------
                                                     C. David Messman
                                                        Secretary


                                           By     /s/ Andrew Owen
                                                  ----------------
                                                      Andrew Owen
                                                      Vice President







                                       A-4
                                   SCHEDULE A

                             WELLS FARGO FUNDS TRUST
                         CAPPED OPERATING EXPENSE RATIOS

--------------------------------------------------------------------- ----------------------------------
NAME OF FUND                                                          CAPPED OPERATING
                                                                      EXPENSE RATIO
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Aggressive Balanced-Equity
         Class I                                                      1.00%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Arizona Tax-Free
         Class A                                                      0.77%
         Class B                                                      1.52%
         Class I                                                      0.60%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Asset Allocation
         Class A                                                      0.99%
         Class B                                                      1.74%
         Class C                                                      1.74%
         Class I                                                      1.00%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
California Tax-Free
         Class A                                                      0.77%
         Class B                                                      1.52%
         Class C                                                      1.52%
         Class I                                                      0.60%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
California Limited Term Tax-Free
         Class A                                                      0.75%
         Class I                                                      0.60%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
California Tax-Free Money Market
         Class A                                                      0.65%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
California Tax-Free Money Market Trust                                0.20%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Cash Investment Money Market Fund
         Class Service/Admin.                                         0.48%
         Class I                                                      0.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Colorado Tax-Free
         Class A                                                      0.60%
         Class B                                                      1.35%
         Class I                                                      0.60%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Corporate Bond Fund
         Class A                                                      1.00%
         Class B                                                      1.75%
         Class C                                                      1.75%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Disciplined Growth                                                    1.00%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Diversified Bond
         Class I                                                      0.70%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Diversified Equity Fund
         Class A                                                      1.00%
         Class B                                                      1.75%
         Class C                                                      1.75%
         Class I                                                      1.00%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Diversified Small Cap
         Class A                                                      1.40%
         Class B                                                      2.15%
         Class I                                                      1.20%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Equity Income
         Class A                                                      1.10%
         Class B                                                      1.85%
         Class C                                                      1.85%
         Class I                                                      0.85%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Equity Index
         Class A                                                      0.71%
         Class B                                                      1.46%
         Class O                                                      0.50%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Equity Value
         Class A                                                      1.18%
         Class B                                                      1.93%
         Class C                                                      1.93%
         Class I                                                      1.00%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Government Money Market
         Class A                                                      0.75%
         Class Service                                                0.50%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Growth
         Class A                                                      1.12%
         Class B                                                      1.87%
         Class I                                                      0.75%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Growth Balanced
         Class A                                                      1.15%
         Class B                                                      1.90%
         Class C                                                      1.90%
         Class I                                                      0.93%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Growth Equity
         Class A                                                      1.50%
         Class B                                                      2.25%
         Class C                                                      2.25%
         Class I                                                      1.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Income
         Class A                                                      1.00%
         Class B                                                      1.75%
         Class I                                                      0.75%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Income Plus
         Class A                                                      1.10%
         Class B                                                      1.85%
         Class C                                                      1.85%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Index
         Class I                                                      0.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Index Allocation
         Class A                                                      1.30%
         Class B                                                      2.05%
         Class C                                                      2.05%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Intermediate Government Income
         Class A                                                      0.96%
         Class B                                                      1.71%
         Class C                                                      1.71%
         Class I                                                      0.68%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
International
         Class A                                                      1.75%
         Class B                                                      2.50%
         Class I                                                      1.50%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
International Equity
         Class A                                                      1.75%
         Class B                                                      2.50%
         Class C                                                      2.50%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Large Company Growth
         Class A                                                      1.20%
         Class B                                                      1.75%
         Class I                                                      1.00%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath Opportunity
         Class A                                                      1.30%
         Class B                                                      1.80%
         Class C                                                      1.80%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath 2010
         Class A                                                      1.30%
         Class B                                                      1.80%
         Class C                                                      1.80%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath 2020
         Class A                                                      1.30%
         Class B                                                      1.80%
         Class C                                                      1.80%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath 2030
         Class A                                                      1.30%
         Class B                                                      1.80%
         Class C                                                      1.80%
         Class I
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath 2040
         Class A                                                      1.30%
         Class B                                                      1.80%
         Class C                                                      1.80%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Limited Term Government Income
         Class A                                                      0.96%
         Class B                                                      1.71%
         Class I                                                      0.68%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Minnesota Intermediate  Tax-Free
         Class I                                                      0.60%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Minnesota Tax-Free
         Class A                                                      0.60%
         Class B                                                      1.35%
         Class I                                                      0.60%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Moderate Balanced
         Class I                                                      0.88%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Money Market Fund
         Class A                                                      0.76%
         Class S/B                                                    1.51%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Money Market Trust                                                    0.20%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
National Tax-Free
         Class A                                                      0.80%
         Class B                                                      1.55%
         Class C                                                      1.55%
         Class I                                                      0.60%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
National Limited Term Tax-Free
         Class I                                                      0.60%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
National Tax-Free Money Market
         Class A                                                      0.65%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
National Tax-Free Institutional Money Market
         Class Service                                                0.45%
         Class I                                                      0.30%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
National Tax-Free Money Market Trust                                  0.20%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Oregon Tax-Free
         Class A                                                      0.77%
         Class B                                                      1.52%
         Class I                                                      0.60%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Overland Express Sweep Fund                                           1.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Prime Investment Money Market
         Class Service                                                0.55%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Small Cap Opportunities
         Class A                                                      1.40%
         Class B                                                      2.15%
         Class I                                                      1.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Small Cap Growth
         Class A                                                      1.29%
         Class B                                                      2.04%
         Class C                                                      2.04%
         Class I                                                      1.20%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Small Cap Value
         Class I                                                      1.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Small Company Growth
         Class I                                                      1.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Stable Income
         Class A                                                      0.90%
         Class B                                                      1.65%
         Class I                                                      0.65%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Strategic Income
         Class I                                                      0.80%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Treasury Plus Money Market
         Class A                                                      0.65%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Treasury Plus Institutional Money Market
         Class Service                                                0.46%
         Class I                                                      0.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Variable Rate Government
         Class A                                                      0.78%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
WealthBuilder Growth                                                  1.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
WealthBuilder Growth & Income                                         1.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
WealthBuilder Growth Balanced                                         1.25%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
100% Treasury Money Market
         Service Class                                                0.46%
--------------------------------------------------------------------- ----------------------------------






                                       B-1
                                   SCHEDULE B

                             WELLS FARGO FUNDS TRUST
                         CAPPED OPERATING EXPENSE RATIOS

--------------------------------------------------------------------- ----------------------------------
NAME OF FUND                                                          CAPPED OPERATING
                                                                      EXPENSE RATIO
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Nebraska Tax-Free Fund
         Class I                                                      0.83%
--------------------------------------------------------------------- ----------------------------------





                                                    C-2
                                   SCHEDULE C

                             WELLS FARGO FUNDS TRUST
                         CAPPED OPERATING EXPENSE RATIOS

--------------------------------------------------------------------- ----------------------------------
NAME OF FUND                                                          CAPPED OPERATING
                                                                      EXPENSE RATIO
--------------------------------------------------------------------- ----------------------------------
California Tax-Free Money Market Fund
         Service Class                                                0.45%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
International Equity Fund
         Class I                                                      1.50%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Large Company Growth Fund
         Class C                                                      1.75%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath Opportunity Fund
         Class I                                                      1.05%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath 2010 Fund
         Class I                                                      1.05%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath 2020 Fund
         Class I                                                      1.05%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath 2030 Fund
         Class I                                                      1.05%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
LifePath 2040 Fund
         Class I                                                      1.05%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
OTC Growth Fund
         Class O                                                      1.30%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Mid Cap Growth Fund
         Class A                                                      1.40%
         Class B                                                      2.15%
         Class C                                                      2.15%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
Specialized Technology Fund
         Class A                                                      1.75%
         Class B                                                      2.15%
         Class C                                                      2.15%
--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------
100% Treasury Money Market Fund
         Class A                                                      0.65%
--------------------------------------------------------------------- ----------------------------------






                                   SCHEDULE D

                             WELLS FARGO FUNDS TRUST
                         CAPPED OPERATING EXPENSE RATIOS

--------------------------------------------------------------------- ----------------------------------
NAME OF FUND                                                          CAPPED OPERATING
                                                                      EXPENSE RATIO
--------------------------------------------------------------------- ----------------------------------


--------------------------------------------------------------------- ----------------------------------
--------------------------------------------------------------------- ----------------------------------


--------------------------------------------------------------------- ----------------------------------

      As approved by the Boards of Trustees:  July 25, 2000, as amended  October
                                              24, 2000.









                                                              EX-99.B(d)(2)(i)


                              SUB-ADVISORY CONTRACT

                              WELLS FARGO BANK, N.A.
                                525 Market Street
                             San Francisco, CA 94163

                                November 8, 1999

Barclays Global Fund Advisors
45 Fremont, 17th Floor
San Francisco, California  94105

Dear Sirs:

         This will confirm the agreement by and among Wells Fargo Bank, N.A. (the "Adviser"), Wells Fargo Funds Trust (the "Trust"), on behalf of each Fund listed on attached Appendix I as it may be amended from time to time (each, a "Fund" and collectively, the "Funds"), and Barclays Global Fund Advisors (the "Sub-Adviser") as follows:

1. The Trust is a registered open-end management investment company currently consisting of a number of investment portfolios, but which may from time to time consist of a greater or lesser number of investment portfolios. The Trust proposes to engage in the business of investing and reinvesting the assets of the Funds in the manner and in accordance with the investment objective and restrictions specified in the Trust's Registration Statement, as amended from time to time (the "Registration Statement"), filed by the Trust under the Investment Company Act of 1940 (the "Act") and the Securities Act of 1933. Copies of the Registration Statement have been furnished to the Adviser. Any amendments to the Registration Statement shall be furnished to the Adviser promptly.

2. The Trust has engaged the Adviser to manage the investing and reinvesting of the Funds' assets and to provide the advisory services specified elsewhere in the Investment Advisory Agreement between the Trust and the Adviser, dated as of the date hereof, subject to the overall supervision of the Board of Trustees of the Trust. Pursuant to Administration between the Trust, on behalf of the Funds, and the Administrator (the "Administrator"), the Trust has engaged the Administrator to provide the administration services specified therein.

3. (a) The Adviser hereby employs the Sub-Adviser to perform for the Funds certain sub-advisory services and the Sub-Adviser hereby accepts such employment. The Adviser shall retain the authority to establish and modify, from time to time, the investment strategies and approaches to be followed by the Sub-Adviser, subject, in all respects, to the supervision and direction of the Trust's Board of Trustees and subject to compliance with the investment objective, policies and restrictions set forth in the Registration Statement.

              (b) Subject to the overall supervision and control of the Adviser and the Trust, the Sub-Adviser shall be responsible for investing and reinvesting the Funds' assets in a manner consistent with the investment strategies and approaches referenced in subparagraph (a), above. In this regard, the Sub-Adviser shall be responsible for implementing and monitoring the performance of the investment model employed with respect to a Fund, in accordance with the investment objective, policies and restrictions set forth in the Registration Statement, the Act, and the provisions of the Internal Revenue Code of 1986 relating to investment companies, and shall furnish to the Adviser periodic reports on the investment activity and performance of the Funds. The Sub-Adviser shall also furnish such additional reports and information as the Adviser and the Trust's Board of Trustees and officers shall reasonably request.

              (c) The Sub-Adviser shall, at its expense, employ or associate with itself such persons as the Sub-Adviser believes appropriate to assist it in performing its obligations under this contract.

4. The Adviser shall be responsible for fees paid to the Sub-Adviser for its services thereunder. The Sub-Adviser agrees that it shall have no claim against the Trust or the Funds respecting compensation under this contract. In consideration of the services to be rendered by the Sub-Adviser under this contract, the Adviser shall pay the Sub-Adviser monthly fees at the rates specified on Appendix I hereto. If the fee payable to the Sub-Adviser pursuant to this Paragraph 4 begins to accrue on a day after the first day of any month or if this contract terminates before the end of any month, the fee for the period from the effective date to the end of the month, or from the beginning of that month to the termination date, shall be prorated according to the proportion that such period bears to the full month in which the effectiveness or termination occurs. For purposes of calculating the monthly fee, the value of a Fund's net assets shall be computed in the manner specified in the Registration Statement and the Trust's Declaration of Trust, as amended or supplemented from time to time, for the computation of the value of such Fund's net assets in connection with the determination of the net asset value of Fund shares.

5. The Sub-Adviser shall give the Trust the benefit of the Sub-Adviser's best judgment and efforts in rendering services under this contract. As consideration and as an inducement to the Sub-Adviser's undertaking to render these services, the Trust and the Adviser agree that the Sub-Adviser shall not be liable under this contract for any mistake in judgment or in any other event whatsoever except for lack of good faith, provided that nothing in this contract shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Adviser, the Trust or its shareholders to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Sub-Adviser's duties under this contract or by reason of reckless disregard of its obligations and duties thereunder.

6. This contract shall become effective as of its execution date and shall thereafter continue in effect, provided that this contract shall continue in effect for a period of more than two years from the date hereof only so long as the continuance is specifically approved at least annually (a) by the vote of a majority of a Fund's outstanding voting securities (as defined in the Act) or by the Trust's Board of Trustees and (b) by the vote, cast in person at a meeting called specifically for the purpose of continuing this Sub-Advisory Contract, of a majority of the Trust's Trustees who are not parties to this contract or "interested persons" (as defined in the Act) of any such party. This contract may be terminated, upon 60 days' written notice to the Sub-Adviser, by the Company, without the payment of any penalty, by a vote of a majority of such Fund's outstanding voting securities (as defined in the Act) or by a vote of a majority of the Trust's entire Board of Trustees. The Sub-Adviser may terminate this contract on 60 days' written notice to the Trust. This contract shall terminate automatically in the event of its assignment (as defined in the Act).

7. Except to the extent necessary to perform the Sub-Adviser's obligations under this contract, nothing herein shall be deemed to limit or restrict the right of the Sub-Adviser, or any affiliate of the Sub-Adviser, or any employee of the Sub-Adviser, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association.

8. The Trust shall own and control all records generated on behalf of the Trust as a result of services provided under this contract. In addition, the Trust shall have the right to inspect, audit, and/or copy all records pertaining to the performance of services under this contract.

9. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the name "Wells Fargo" as a component of its corporate name, the name of any fund or class or both, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the name "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any fund or class, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the name "Wells Fargo," and following such change, shall not use the name "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its directors, officers, and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such word.

10. This contract shall be governed by and construed in accordance with the laws of the State of California.






         If the foregoing correctly sets forth the agreement by and among the Trust, the Adviser and the Sub-Adviser, please so indicate by signing and returning to the Trust the enclosed copy hereof.

                                             Very truly yours,

                                             WELLS FARGO BANK, N.A.


                                             By:   /s/ Michael J. Hogan
                                                   -----------------------------
                                              Name:    Michael J. Hogan
                                             Title: Executive Vice President


                                                   By:   /s/ C. David Messman
                                                        ------------------------
                                                   Name:    C. David Messman
                                                   Title:   Vice President


AGREED to as of the date set forth above.

BARCLAYS GLOBAL FUND ADVISORS

By:   /s/ J.S. Parsons
     -----------------
      Name:  J.S. Parsons
      Title:  Managing Director


By:   /s/ Julia LeSage
     -----------------
      Name:  Julia LeSage
      Title:  Principal


ACCEPTED as of the date set forth above.

WELLS FARGO FUNDS TRUST,
on behalf of each Fund listed on
attached Appendix I


By:   /s/ Richard H. Blank, Jr.
     --------------------------
      Richard H. Blank, Jr.
      Assistant Secretary






                                   APPENDIX I


      Sub-advisory fees shall be paid monthly on the first business day of each month, at the annual rates specified below of each Fund's average daily value (as determined on each day that such value is determined for the Fund at the time set forth in the Prospectus for determining net asset value per share) during the preceding month.

       Fund                                     Investment Advisory Fee

Asset Allocation Fund                           0.15% of first $900 million
                                                0.10% over $900 million

Index Allocation Fund                           0.15% of first $900 million
                                                0.10% over $900 million

[Nasdaq 100 Tilt Fund]                         [0.__%]


Approved by Board of Trustees: March 26, 1999, as amended May 9, 2000.







                                                            EX-99.B(d)(2)(ii)


                        INVESTMENT SUB-ADVISORY AGREEMENT
BETWEEN WELLS FARGO FUNDS TRUST, WELLS FARGO BANK, N.A. AND GALLIARD CAPITAL
                                MANAGEMENT, INC.


     This AGREEMENT is made as of this 8th day of November, 1999, between Wells Fargo Funds Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Galliard Capital Management, Inc., a corporation organized under the laws of the State of Minnesota, with its principal place of business at 800 La Salle Avenue, Minneapolis, Minnesota, 55479 (the "Sub-Adviser").

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

     WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto as it may be amended from time to time (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

     Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

     Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

     Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

     Section 3.  Duties of the Sub-Adviser.

     (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

     (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

     (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

     Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

      Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

         (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.

     Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

     Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention R. Greg Feltus, and that of the Adviser shall be 420 Market Street, San Francisco, California 94104, Attention: Michael J. Hogan, and that of the Sub-Adviser shall be 800 La Salle Avenue, Suite 2060, Minneapolis, Minnesota 55479, Attention: John R. Caswell.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                             WELLS FARGO FUNDS TRUST
                             on behalf of the Funds


                             By:  /s/ Richard H. Blank, Jr.
                                 --------------------------
                                      Richard H. Blank, Jr.
                                      Assistant Secretary


                            WELLS FARGO BANK, N.A.
                            on behalf of the Adviser


                            By:  /s/ Michael J. Hogan
                                ----------------------
                                     Michael J. Hogan
                                     Executive Vice President


                            By:  /s/ C. David Messman
                                 ---------------------
                                     C. David Messman
                                     Vice President


                          GALLIARD CAPITAL MANAGEMENT,       INC.
                          on behalf of the Sub-Adviser


                          By:  /s/ John R. Caswell
                              ----------------------
                                   John R. Caswell
                                   Managing Partner






                                   Appendix A

                         Aggressive Balanced-Equity Fund
                              Diversified Bond Fund
                             Diversified Equity Fund
                           Diversified Small Cap Fund
                              Growth Balanced Fund
                               Growth Equity Fund
                             Moderate Balanced Fund
                               Stable Income Fund
                              Strategic Income Fund



Approved by Board of Trustees:  March 26, 1999








                                   SCHEDULE A

                             WELLS FARGO FUNDS TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

     This fee agreement is made as of the 8th day of November, 1999, as amended January 25, 2000 by and between Wells Fargo Bank, N.A. (the "Adviser") and Galliard Capital Management, Inc. (the "Sub-Adviser"); and

     WHEREAS, the parties and Wells Fargo Funds Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

     WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

     NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying the following annual rates per Fund:

         for assets formerly invested in Managed Fixed Income Portfolio:

                  a.       0.10% on the first $100 million;
                  b.       0.08%    on the next $100 million;
                  c.       0.06% on all sums in excess of  $200 million.

     for assets formerly invested in Stable Income Portfolio:

                  a.       0.045% on the first $300 million;
                  b.       0.04% on all sums in excess of $300 million.

         for assets formerly invested in Strategic Value Bond Portfolio:

                  a.       0.13% on the first $100 million;
                  b.       0.10% on the next $100 million;
                  c.       0.08% on all sums in excess of $200 million.

provided, that no fee shall be payable hereunder with respect to a Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end, management investment company, or separate series thereof, in accordance with and reliance upon Section 12(d)(1)(E) under the Act.

     The net assets under management against which the foregoing fees are to be applied are the net assets as of the last day of the month. If this fee agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this agreement is in effect shall be subject to a pro rata adjustment based on the number of days elapsed in the current month as a percentage of the total number of days in such month. During any period when the determination of net asset value is suspended, the net asset value for the last day prior to such suspension shall for this purpose be deemed to be the net asset value at the close of the month.

     The foregoing fee schedule shall remain in effect until changed in writing by the parties.



                                            WELLS FARGO BANK, N.A.


                                            /s/ Michael J. Hogan
                                            ------------------------------------
                                           By:  Michael J. Hogan
                                                Executive Vice President


                                            /s/ C. David Messman
                                            ------------------------------------
                                           By:  C. David Messman
                                                Vice President


                                           GALLIARD CAPITAL MANAGEMENT, INC.


                                           /s/ John R. Caswell
                                           -------------------------------------
                                          By:  John R. Caswell
                                               Managing Partner









                                                            EX-99.B(d)(2)(iii)


                        INVESTMENT SUB-ADVISORY AGREEMENT
             BETWEEN WELLS FARGO FUNDS TRUST, WELLS FARGO BANK, N.A.
                     AND PEREGRINE CAPITAL MANAGEMENT, INC.


     This AGREEMENT is made as of this 8th day of November, 1999 between Wells Fargo Funds Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Peregrine Capital Management, Inc., a corporation organized under the laws of the State of Minnesota with its principal place of business at 800 LaSalle Avenue, Minneapolis, Minnesota 55402 (the "Sub-Adviser").

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

     WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto as it may be amended from time to time (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

     Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

     Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

     Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

     Section 3.  Duties of the Sub-Adviser.

     (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

     (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

     (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

     Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

      Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

         (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.

     Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

     Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention R. Greg Feltus, and that of the Adviser shall be 420 Market Street, San Francisco, California 94104, Attention: Michael J. Hogan, and that of the Sub-Adviser shall be 800 LaSalle Avenue, Minneapolis, Minnesota 55402, Attention Robert B. Mersky.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                             WELLS FARGO CORE TRUST
                             on behalf of the Funds


                             By:  /s/ Richard H. Blank, Jr.
                                  --------------------------
                                      Richard H. Blank, Jr.
                                      Assistant Secretary


                            WELLS FARGO BANK, N.A.
                            on behalf of the Adviser


                            By:  /s/ Michael J. Hogan
                                ----------------------
                                     Michael J. Hogan
                                     Executive Vice President


                            By:  /s/ C. David Messman
                                ----------------------
                                     C. David Messman
                                     Vice President


                          PEREGRINE CAPITAL MANAGEMENT, INC.
                          on behalf of the Sub-Adviser


                          By:  /s/ C. Robert B. Mersky
                              -------------------------
                                      Robert B. Mersky
                                      President







                                   Appendix A

                         Aggressive Balanced-Equity Fund
                              Diversified Bond Fund
                             Diversified Equity Fund
                           Diversified Small Cap Fund
                              Growth Balanced Fund
                               Growth Equity Fund
                            Large Company Growth Fund
                             Moderate Balanced Fund
                            Small Company Growth Fund
                              Strategic Income Fund


Approved by Board of Trustees:  March 26, 1999.








                                   SCHEDULE A

                             WELLS FARGO FUNDS TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

     This fee agreement is made as of the 8th day of November, 1999, as amended, by and between Wells Fargo Bank, N.A. (the "Adviser") and Peregrine Capital Management, Inc. (the "Sub-Adviser") and

     WHEREAS, the parties and Wells Fargo Funds Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Appendix A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

     WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

     NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying the following annual rates per Fund:

     for assets formerly invested in Large Company Growth Portfolio:

                  a.       0.75% on the first $25 million;
                  b.       0.60% on the next $25 million;
                  c.       0.50% on the next $225 million;
                  d.       0.30% on all sums in excess of $275 million.

         for assets formerly invested in Positive Return Bond Portfolio:

                  a.       0.40% on the first $10 million;
                  b.       0.30%    on the next $15 million;
                  c.       0.20% on the next $275 million
                  d.       0.10% on all sums in excess of $300 million.

         for assets formerly invested in Small Company Growth Portfolio:

                  a.       0.90% on the first $50 million;
                  b.       0.75% on the next $130 million;
                  c.       0.65% on the next $160 million;
                  d.       0.50% on the next $345 million;
                  e.       0.52% on the next $50 million;
                  f.       0.55% on all sums in excess of $735 million.

         for assets formerly invested in the Small Company Value Portfolio:

                  a.       0.50% on the first $200 million;
                  b.       0.75% on all sums in excess of $200 million.


provided, that no fee shall be payable hereunder with respect to a Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end, management investment company, or separate series thereof, in accordance with and reliance upon Section 12(d)(1)(E) under the Act.

     The net assets under management against which the foregoing fees are to be applied are the net assets as of the last day of the month. If this fee agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this agreement is in effect shall be subject to a pro rata adjustment based on the number of days elapsed in the current month as a percentage of the total number of days in such month. During any period when the determination of net asset value is suspended, the net asset value for the last day prior to such suspension shall for this purpose be deemed to be the net asset value at the close of the month.

     The foregoing fee schedule shall remain in effect until changed in writing by the parties.

                                                     WELLS FARGO BANK, N.A.


                                                      /s/ Michael J. Hogan
                                                     ---------------------------
                                                     By:  Michael J. Hogan
                                                        Executive Vice President


                                                      /s/ C. David Messman
                                                     ---------------------------
                                                     By:  C. David Messman
                                                          Vice President


                                             PEREGRINE CAPITAL MANAGEMENT, INC.


                                              /s/ Robert B. Mersky
                                             -----------------------------------
                                             By:  Robert B. Mersky
                                                  President








                                                       EX-99.B(d)(2)(iv)


                        INVESTMENT SUB-ADVISORY AGREEMENT
              BETWEEN WELLS FARGO FUNDS TRUST, WELLS FARGO BANK, N.A. AND SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.


     This AGREEMENT is made as of this 8th day of November, 1999, between Wells Fargo Funds Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Schroder Investment Management North America Inc., a corporation organized under the laws of the State of Delaware with its principal place of business at 787 Seventh Avenue, New York, New York 10019 (the "Sub-Adviser").

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

     WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto as it may be amended from time to time (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

     Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

     Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

     Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

     Section 3.  Duties of the Sub-Adviser.

     (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the 1940 Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

     (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

     (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the 1940 Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

     Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

      Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

         (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.

     Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

     Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention R. Greg Feltus, and that of the Adviser shall be 420 Market Street, San Francisco, California 94104, Attention: Michael J. Hogan, and that of the Sub-Adviser shall be 787 Seventh Avenue, New York, New York 10019,
Attention: Cathie Mazza.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.





      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                             WELLS FARGO FUNDS TRUST
                             on behalf of the Funds


                             By:  /s/ Richard H. Blank, Jr.
                                  --------------------------
                                      Richard H. Blank, Jr.
                                      Assistant Secretary


                            WELLS FARGO BANK, N.A.
                            on behalf of the Adviser


                            By:  /s/ Michael J. Hogan
                                 ----------------------
                                     Michael J. Hogan
                                     Executive Vice President


                            By:  /s/ C. David Messman
                                 ----------------------
                                     C. David Messman
                                     Vice President


                           SCHRODER INVESTMENT  MANAGEMENT
                                 NORTH AMERICA INC.
                           on behalf of the Sub-Adviser


                           By:  /s/ Catherine A. Mazza
                                -------------------------
                                    Catherine A. Mazza
                                    Director







                                   Appendix A

                         Aggressive Balanced-Equity Fund
                              Diversified Bond Fund
                             Diversified Equity Fund
                              Growth Balanced Fund
                               Growth Equity Fund
                               International Fund
                             Moderate Balanced Fund
                          Small Cap Opportunities Fund
                              Strategic Income Fund


Approved by Board of Trustees:  March 26, 1999






                                   SCHEDULE A

                             WELLS FARGO FUNDS TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

     This fee agreement is made as of the 8th day of November, 1999, as amended, by and between Wells Fargo Bank, N.A. (the "Adviser") and Schroder Investment Management North America Inc. (the "Sub-Adviser") and

     WHEREAS, the parties and Wells Fargo Funds Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

     WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

     NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying annual rate of 0.60% of the assets of the Small Cap Opportunities Fund.

     The parties further agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying the following annual rates per Fund (except for the Small Cap Opportunities Fund, which will pay an annual rate of 0.60% as described above):

     for assets formerly invested in the International Portfolio that are managed by the Sub-Adviser:

     a.  0.45% of the first $100 million;
     b.  0.35% of the next $100 million;
     c.  0.20% of the next $400 million;
     d.  0.185% of the sums in excess of $600 million.


     provided, that no fee shall be payable hereunder with respect to a Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end, management investment company, or separate series thereof, in accordance with and reliance upon Section 12(d)(1)(E) under the Act.







     The net assets under management against which the foregoing fees are to be applied are the net assets as of the last day of the month. If this fee agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this agreement is in effect shall be subject to a pro rata adjustment based on the number of days elapsed in the current month as a percentage of the total number of days in such month. During any period when the determination of net asset value is suspended, the net asset value for the last day prior to such suspension shall for this purpose be deemed to be the net asset value at the close of the month.

     The foregoing fee schedule shall remain in effect until changed in writing by the parties.


                                                WELLS FARGO BANK, N.A.


                                                /s/ Michael J. Hogan
                                                -----------------------
                                                By:  Michael J. Hogan
                                                     Executive Vice President


                                                /s/ C. David Messman
                                                ------------------------
                                               By:  C. David Messman
                                                    Vice President


                                               SCHRODER INVESTMENT MANAGEMENT
                                                     NORTH AMERICA INC.


                                                /s/ Catherine A. Mazza
                                                ------------------------
                                               By:  Catherine A. Mazza
                                                    Director








                                                            EX-99.B(d)(2)(v)


                        INVESTMENT SUB-ADVISORY AGREEMENT
             BETWEEN WELLS FARGO FUNDS TRUST, WELLS FARGO BANK, N.A.
                        AND SMITH ASSET MANAGEMENT, L.P.


     This AGREEMENT is made as of this 8th day of November, 1999, as amended July 25, 2000, between Wells Fargo Funds Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Smith Asset Management, L.P., a limited partnership with its principal place of business of 300 Crescent Court, Suite 750, Dallas, Texas 75201 (the "Sub-Adviser").

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

     WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto as it may be amended from time to time (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

     WHEREAS, the Trust and the Adviser desire that the Golden Capital Management Division ("Golden") of the Sub-Adviser perform the investment advisory services for the OTC Growth Fund, and Golden is willing to perform those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

     Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

     Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

     Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and Golden shall manage the investment and reinvestment of the assets of the OTC Growth Fund and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

     Section 3.  Duties of the Sub-Adviser.

     (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

     (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

     (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

     Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

      Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

         (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.

     Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

     Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention R. Greg Feltus, and that of the Adviser shall be 525 Market Street, San Francisco, California 94105, Attention: Michael J. Hogan, and that of the Sub-Adviser shall be Smith Asset Management, L.P., 300 Crescent Court, Suite 750, Dallas, Texas 75201, Attention Stephen S. Smith.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                             WELLS FARGO FUNDS TRUST
                             on behalf of the Funds


                             By:  /s/ C. David Messman
                                  ---------------------
                                      C. David Messman
                                      Secretary


                            WELLS FARGO BANK, N.A.
                            on behalf of the Adviser


                            By:  /s/ Michael J. Hogan
                                 -----------------------
                                     Michael J. Hogan
                                     Executive Vice President


                            By:  /s/ Andrew Owen
                                 -------------------
                                     Andrew Owen
                                     Vice President


                          SMITH ASSET MANAGEMENT, L.P.
                          on behalf of the Sub-Adviser


                          By:  /s/ Stephen S. Smith
                               ------------------------
                                   Stephen S. Smith
                                   Principal






                                   Appendix A

                         Aggressive Balanced-Equity Fund
                             Disciplined Growth Fund
                              Diversified Bond Fund
                             Diversified Equity Fund
                           Diversified Small Cap Fund
                              Growth Balanced Fund
                               Growth Equity Fund
                             Moderate Balanced Fund
                                 OTC Growth Fund
                              Small Cap Value Fund
                              Strategic Income Fund



Approved by Board of Trustees:  March 26, 1999, as amended May 9, 2000.







                                   SCHEDULE A

                             WELLS FARGO FUNDS TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

     This fee agreement is made as of the 8th day of November, 1999, as amended May 9, 2000 and July 25, 2000, by and between Wells Fargo Bank, N.A. (the "Adviser") and Smith Asset Management, L.P. (the "Sub-Adviser"); and

     WHEREAS, the parties and Wells Fargo Funds Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

     WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

     NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated for the OTC Growth Fund on a monthly basis by applying annual rate as described below of the assets of the OTC Growth Fund:

     a.  0.25% of the first $250 million;
     b.  0.23% of the next $250 million; and
     c.  0.20% of the amount in excess of $500 million.

     The parties further agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying annual rate of percentage of the assets of the Funds listed below.

     for assets formerly invested in the Disciplined Growth Portfolio:

     a.  0.35% of the first $175 million;
     b.  0% of the next $50 million;
     c.  0.25% of the next $275 million; and
     d.  0.20% of the sums in excess of $500 million.

     for assets formerly invested in the Small Cap Value Portfolio:

     a.  0.45% of the first $110 million;
     b.  0% of the next $40 million;
     c.  0.30% of the next $150 million; and
     d.  0.25% of the sums in excess of $300 million.

provided, that no fee shall be payable hereunder with respect to a Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end, management investment company, or separate series thereof, in accordance with and reliance upon Section 12(d)(1)(E) under the Act.

     The net assets under management against which the foregoing fees are to be applied are the net assets as of the last day of the month. If this fee agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this agreement is in effect shall be subject to a pro rata adjustment based on the number of days elapsed in the current month as a percentage of the total number of days in such month. During any period when the determination of net asset value is suspended, the net asset value for the last day prior to such suspension shall for this purpose be deemed to be the net asset value at the close of the month.

     The foregoing fee schedule shall remain in effect until changed in writing by the parties.

                                WELLS FARGO BANK, N.A.


                                By:  /s/ Michael J. Hogan
                                     ---------------------
                                         Michael J. Hogan
                                         Executive Vice President


                                By:  /s/ C. David Messman
                                     ---------------------
                                         C. David Messman
                                         Vice President


                                 SMITH ASSET MANAGEMENT, L.P.


                                 By:  /s/ Stephen S. Smith
                                     ----------------------
                                          Stephen S. Smith
                                          Principal








                                                       EX-99.B(d)(2)(vi)


                        INVESTMENT SUB-ADVISORY AGREEMENT
                         AMONG WELLS FARGO FUNDS TRUST,
                           WELLS FARGO BANK, N.A. AND
                     WELLS CAPITAL MANAGEMENT, INCORPORATED


     This AGREEMENT is made as of this 8th day of November, 1999, between Wells Fargo Funds Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Wells Capital Management, Incorporated, a corporation organized under the laws of the State of California, with its principal place of business at 525 Market Street, San Francisco, California 94163 (the "Sub-Adviser").

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

     WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto as it may be amended from time to time (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

     Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

     Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

     Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

     Section 3.  Duties of the Sub-Adviser.

     (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended from time to time, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

     (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

     (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

     Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control the Trust's Board.

      Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

         (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended or supplemented from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Adviser must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the Trust or the Adviser.

     Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

     Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention Richard H. Blank, Jr., and that of the Adviser shall be 525 Market Street, 12th Floor, San Francisco, California 94105,
Attention: Michael J. Hogan, and that of the Sub-Adviser shall be 525 Market Street, 10th Floor, San Francisco, California 94163, Attention: J. Mari Casas.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose; (iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.






IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                             WELLS FARGO FUNDS TRUST
                             on behalf of the Funds


                             By:  /s/ Richard H. Blank, Jr.
                                  -------------------------
                                      Richard H. Blank, Jr.
                                      Assistant Secretary


                            WELLS FARGO BANK, N.A.
                            on behalf of the Adviser


                            By:  /s/ Michael J. Hogan
                                 -----------------------
                                     Michael J. Hogan
                                     Executive Vice President


                           By:  /s/ C. David Messman
                                ----------------------
                                    C. David Messman
                                    Vice President


                            WELLS CAPITAL MANAGEMENT
                                 INCORPORATED
                          on behalf of the Sub-Adviser


                          By:  /s/ J. Bari Casas
                               ---------------------
                                   J. Mari Casas
                                   Chief Operating Officer







                                   Appendix A

Aggressive Balanced-Equity Fund Arizona Tax-Free Fund California Tax-Free Fund California Limited Term Tax-Free Fund California Tax-Free Money Market Fund California Tax-Free Money Market Trust Cash Investment Money Market Fund Colorado Tax-Free Fund Corporate Bond Fund Diversified Bond Fund Diversified Equity Fund Diversified Small Cap Fund Equity Income Fund Equity Index Fund Equity Value Fund Government Money Market Fund Growth Balanced Fund Growth Equity Fund Growth Fund Income Fund Income Plus Fund Index Fund Intermediate Government Income Fund International Equity Fund Limited Term Government Income Fund
     Income Fund
Mid Cap Growth Fund
Minnesota Intermediate Tax-Free Fund
Minnesota Money Market Fund
Minnesota Tax-Free Fund
Moderate Balanced Fund
Money Market Fund
Money Market Trust
National Limited Term Tax-Free Fund
National Tax-Free Fund

National Tax-Free Institutional Money Market Fund National Tax-Free Money Market Fund National Tax-Free Money Market Trust Nebraska Tax-Free Fund Oregon Tax-Free Fund Overland Express Sweep Fund Prime Investment Money Market Fund
     Income Fund
Small Cap Growth Fund
Strategic Income Fund
Treasury Plus Institutional Money Market Fund
Treasury Plus Money Market Fund
Variable Rate Government Fund
Wealthbuilder Growth Portfolio
Wealthbuilder Growth & Income Portfolio
Wealthbuilder Growth Balanced Portfolio
100% Treasury Money Market Fund

Approved by Board of Trustees:  March 26, 1999, & amended  October 28, 1999, May
                                9, 2000 and July 25, 2000.





                                   SCHEDULE A

                             WELLS FARGO FUNDS TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

This fee agreement is made as of the 8th day of November, 1999, as amended May 9, 2000, and July 25, 2000 by and between Wells Fargo Bank, N.A. (the "Adviser") and Wells Capital Management, Incorporated (the "Sub-adviser"); and

     WHEREAS, the parties and Wells Fargo Funds Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

     WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

     NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying the following annual rates listed for each Fund listed in Appendix A, and for the Aggressive-Balanced Equity Fund, Diversified Bond Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Balanced Fund, Growth Equity Fund, Index Fund, Moderate Balanced Fund and Strategic Income Fund:

     for the assets formerly invested in the Equity Income Portfolio

                  a.       0.25% on the first $200 million;
                  b.       0.20% on the next $200 million;
                  c.       0.15% on all sums in excess of $400 million.

     for the assets formerly invested in the Index Portfolio

                  a.       0.02% on the first $200 million; and
                  b.       0.01% on all sums in excess of $200 million.

         for the assets formerly invested in International Equity Portfolio

                  a.       0.35% on the first $200 million;
                  b.       0.25% on the next $200 million;
                  c.       0.15% on all sums in excess of $400 million.






         for the assets formerly invested in Small Cap Index Portfolio

                  a.       0.02% on the first $200 million;
                  b.       0.01% on all sums in excess of $200 million.

provided, that no fee shall be payable hereunder with respect to any of the Funds listed above during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end, management investment company, or separate series thereof, in accordance with and reliance upon Section 12(d)(1)(E) or 12(d)(1)(G) under the Act.

     However, the sub-adviser shall receive a fee of 0.05% of the assets of the Aggressive Balanced-Equity Fund, Growth Balanced Fund and the Moderate Balanced Fund and 0.05% from each Wealthbuilder Portfolio for providing services with respect to which Core Trust Portfolios (or, in the case of the Wealthbuilder Portfolios, other unaffiliated funds) these Funds will invest in and the percentage to allocate to each Core Portfolio or unaffiliated fund in reliance on Section 12(d)(1)(G) under the Act, the rules thereunder, or order issued by the Commission exempting the Fund from the provisions of Section 12(d)(1)(A) under the Act (a "Fund of Funds structure").

     The net assets under management against which the foregoing fees are to be applied are the net assets as of the first business day of the month. If this fee agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this agreement is in effect shall be subject to a pro rata adjustment based on the number of days elapsed in the current month as a percentage of the total number of days in such month. If the determination of the net asset value is suspended as of the first business day of the month, the net asset value for the last day prior to such suspension shall for this purpose be deemed to be the net asset value on the first business day of the month.







IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.


                            WELLS FARGO BANK, N.A.
                            on behalf of the Adviser


                            By:  /s/ Michael J. Hogan
                                 -----------------------
                                     Michael J. Hogan
                                     Executive Vice President


                            By:  /s/ Andrew Owen
                                 -----------------
                                     Andrew Owen
                                     Vice President


                            WELLS CAPITAL MANAGEMENT
                                  INCORPORATED
                          on behalf of the Sub-Adviser


                           By:  /s/ J. Mari Casas
                                -------------------
                                    J. Mari Casas
                                    Chief Operating Officer









                                   Appendix A


---------------------------------------------------------------- --------------------------
                                                                 Fee as % of Avg. Daily
Funds Trust Funds                                                Net Asset Value
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Arizona Tax-Free Fund                                            0-400M         0.15
                                                                 400-800M       0.125
                                                                 >800M          0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
California Tax-Free Fund                                         0-400M         0.15
                                                                 400-800M       0.125
                                                                 >800M          0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
California Limited Term Tax-Free Fund                            0-400M         0.15
                                                                 400-800M       0.125
                                                                 >800M          0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
California Tax-Free Money Market Fund                            0-1000M       0.05
                                                                 >1000M        0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
California Tax-Free Money Market Trust                           0-1000M       0.0
                                                                 >1000M        0.0
                                                                 >800M         0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Cash Investment Money Market Fund                                0-1000M       0.05
                                                                 >1000M        0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Colorado Tax-Free Fund                                           0-400M         0.15
                                                                 400-800M       0.125
                                                                 >800M          0.10



---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Corporate Bond Fund                                              0-400M         0.15
                                                                 400-800M       0.125
                                                                 >800M          0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Equity Index Fund                                                0-200M         0.02
                                                                 >200M          0.01

---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Equity Value Fund                                                0-200M         0.25
                                                                 200-400M       0.20
                                                                 >400M          0.15
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Government Money Market Fund                                     0-1000M       0.05
                                                                 >1000M        0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Growth Fund                                                      0-200M         0.25
                                                                 200-400M       0.20
                                                                 >400M          0.15
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Income Fund                                                      0-400M        0.15
                                                                 400-800M      0.125
                                                                 >800M         0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Income Plus Fund                                                 0-400M        0.20
                                                                 400-800M      0.175
                                                                 >800M         0.15
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Intermediate Government Income Fund                              0-400M       0.15
                                                                 400-800M     0.125
                                                                 >800M        0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
International Equity Fund                                        0-200M       0.35
                                                                 200-400M     0.25
                                                                 >400M        0.15
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Limited Term Government Income Fund                              0-400M        0.15
                                                                 400-800M      0.125
                                                                 >800M         0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Mid Cap Growth Fund                                              0-200M        0.25
                                                                 200-400M      0.20
                                                                 >400M         0.15
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Minnesota Intermediate Tax-Free Fund                             0-400M        0.15
                                                                 400-800M      0.125
                                                                 >800M         0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Minnesota Money Market Fund                                      0-1000M      0.05
                                                                 >1000M       0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Minnesota Tax-Free Fund                                          0-400M        0.15
                                                                 400-800M      0.125
                                                                 >800M         0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Money Market Fund                                                0-1000M      0.05
                                                                 >1000M       0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Money Market Trust                                               0-1000M      0.00
                                                                 >1000M       0.00
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
National Limited Term Tax-Free Fund                              0-400M        0.15
                                                                 400-800M      0.125
                                                                 >800M         0.10

---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
National Tax-Free Fund                                           0-400M        0.15
                                                                 400-800M      0.125
                                                                 >800M         0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
National Tax-Free Institutional Money Market Fund                0-1000M      0.05
                                                                 >1000M       0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
National  Tax-Free Money Market Fund                             0-1000M      0.05
                                                                 >1000M       0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
National Tax-Free Money Market Trust                             0-1000M      0.0
                                                                 >1000M       0.0
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Nebraska Tax-Free Fund                                           0-400M        0.20
                                                                 400-800M      0.175
                                                                 >800M         0.15
---------------------------------------------------------------- --------------------------
Oregon Tax-Free Fund                                             0-400M        0.15
                                                                 400-800M      0.125
                                                                 >800M         0.10
---------------------------------------------------------------- --------------------------
Overland Express Sweep Fund                                      0-1000M      0.05
                                                                 >1000M       0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Prime Investment Money Market Fund                               0-1000M      0.05
                                                                 >1000M       0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Small Cap Growth Fund                                            0-200M        0.25
                                                                 200-400M      0.20
                                                                 >400M         0.15
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Treasury Plus Institutional Money Market Fund                    0-1000M      0.05
                                                                 >1000M       0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Treasury Plus Money Market Fund                                  0-1000M      0.05
                                                                 >1000M       0.04
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Variable Rate Government Fund                                    0-400M        0.15
                                                                 400-800M      0.125
                                                                 >800M         0.10
---------------------------------------------------------------- --------------------------
---------------------------------------------------------------- --------------------------
Wealthbuilder Growth Balanced Portfolio                          0.05
---------------------------------------------------------------- --------------------------
Wealthbuilder Growth & Income Portfolio                          0.05
---------------------------------------------------------------- --------------------------
Wealthbuilder Growth Portfolio                                   0.05
---------------------------------------------------------------- --------------------------
100% Treasury Money Market Fund                                  0-1000M      0.05
                                                                 >1000M       0.04
---------------------------------------------------------------- --------------------------






                                                            EX-99.B(d)(2)(vii)



                        INVESTMENT SUB-ADVISORY AGREEMENT
             BETWEEN WELLS FARGO FUNDS TRUST, WELLS FARGO BANK, N.A.
                      AND DRESDNER RCM GLOBAL INVESTORS LLC


     This AGREEMENT is made as of this 29th day of July, 2000, between Wells Fargo Funds Trust (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201, Wells Fargo Bank, N.A. (the "Adviser"), a banking association organized under the laws of the United States of America with its principal place of business at 420 Montgomery Street, San Francisco, California 94104, and Dresdner RCM Global Investors LLC, a corporation organized under the laws of the State of Delaware with its principal place of business at 4 Embarcadero Center, San Francisco, California 94111, (the "Sub-Adviser").

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, series management investment company; and

     WHEREAS, the Trust and the Adviser desire that the Sub-Adviser perform investment advisory services for each of the series of the Trust listed in Appendix A hereto as it may be amended from time to time (each a "Fund" and collectively the "Funds"), and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the Trust, the Adviser and Sub-Adviser agrees as follows:

     Section 1. The Trust; Delivery of Documents. The Trust is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its Declaration of Trust, as amended and supplemented, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Trust has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

     Section 2. Appointment of Sub-Adviser. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

     Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

     Section 3.  Duties of the Sub-Adviser.

     (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Sub-Adviser will report to the Board at each regular quarterly meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the Trust's Declaration of Trust, as amended and supplemented, By-Laws (if any), Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended applicable to the Trust and the investment objectives, policies and restrictions of the Funds.

     (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the Trust in any such respect.

     (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the Trust which are in possession of the Sub-Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives (including the Adviser), shall have access to such books and records at all times during the Sub-Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Trust or the Trust's authorized representatives.

     (e) Nothing contained herein shall be deemed to authorize the Sub-Adviser to take or receive physical possession of any cash or securities held in the Fund by the Trust, it being intended that sole responsibility for safekeeping thereof (in such investments as the Sub-Adviser may direct) and the consummation of all such purchases, sales, deliveries and investments made pursuant to Sub-Adviser's direction shall rest upon the Trust. The Trust and the Adviser shall not hold the Sub-Adviser responsible for any loss incurred by reason of any act or omission of the Trust, and shall hold Sub-Adviser harmless from any and all such loss, damage, or liability from such act or omission.

     Section 4. Control by Board. As is the case with respect to the Adviser under the Investment Advisory Agreement, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control of the Trust's Board.

      Section 5. Compliance with Applicable Requirements. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

         (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Trust, as it may be amended from time to time, under the Securities Act and the 1940 Act;

         (c) the provisions of the Declaration of Trust of the Trust, as it may be amended from time to time;

         (d) the provisions of any By-laws of the Trust, if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the Trust or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         In addition, any code of ethics adopted by the Sub-Advisers in compliance with Rule 17j-1 under the 1940 Act shall include policies, prohibitions and procedures which substantially conform to the recommendations regarding personal investing approved by the Board of Governors of the Investment Company Institute on June 30, 1994, as such recommendations may be amended from time to time, and that comply with any amendments to Rule 17j-1 under the 1940 Act.

     Section 6. Broker-Dealer Relationships. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best price and execution. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trust's Board of Trustees may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board of Trustees of the Trust indicating the brokers to whom such allocations have been made and the basis therefor.

     Provided the investment objectives of the Fund are adhered to, the Sub-Adviser may aggregate sales and purchase orders of securities held in the Fund with similar orders being made simultaneously for other portfolios managed by Sub-Adviser, if, in Sub-Adviser's reasonable judgement, such aggregation shall result in an overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price and brokerage commission. In accounting for such aggregated order, price and commission shall be averaged on a per bond or share basis daily. The Trust and Adviser acknowledge that Sub-Adviser's determination of such economic benefit to the Fund is based on an evaluation that the Fund is benefited by relatively better purchase or sales price, lower commission expenses and beneficial timing of transactions, or a combination of these and other factors. The Sub-Adviser represents and acknowledges that it is solely responsible for complying with any and all pronouncements of the Commission or its staff with respect to the requirements for aggregating trades as may be set out in any interpretive release and/or no-action letters issued by the Commission staff ("SEC Requirements"). The Sub-Adviser further agrees to hold the Trust and the Adviser harmless from any and all loss, damage or liability resulting from the Sub-Adviser's failure to comply with any SEC Requirements.

     Section 7. Expenses of the Fund. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Trust include, but are not limited to, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

      Section 8. Compensation. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the Trust or the Funds with respect to compensation under this Agreement.

      Section 9. Standard of Care. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the Trust and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the Trust or to any shareholders in the Trust for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      Section 10. Non-Exclusivity. The services of the Sub-Adviser to the Adviser and the Trust are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      Section 11. Records. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Funds' Administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Trust's request, surrender to the Funds those records which are the property of the Trust or any Fund. The Sub-Adviser will promptly notify the Funds' Administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      Section 12. Term and Approval. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the Trust, Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Trust's Board of Trustees or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the Trust's Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

      Section 13. Termination. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Trust's Board of Trustees or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty
(60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      Section 14. Indemnification by the Sub-Adviser. The Trust shall not be responsible for, and the Sub-Adviser shall indemnify and hold the Trust or any Fund of the Trust harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      Section 15. Indemnification by the Trust. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Trust hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      Section 16. Notices. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust shall be c/o Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201, Attention: Richard H. Blank, Jr., and that of the Adviser shall be 420 Market Street, San Francisco, California 94104, Attention:
Michael J. Hogan, and that of the Sub-Adviser shall be Dresdner RCM Global Investors LLC, shall be 4 Embarcadero Center, San Francisco, California, 94111,
Attention: General Counsel.

      Section 17. Questions of Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      Section 18. Amendment. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board of Trustees, the Adviser and the Sub-Adviser.

      Section 19. Wells Fargo Name. The Sub-Adviser and the Trust each agree that the name "Wells Fargo," which comprises a component of the Trust's name, is a property right of the parent of the Adviser. The Sub-Adviser agrees and consents that it shall maintain strict confidence in regard to the Funds. The Adviser and Sub-Adviser agree that the Sub-Adviser is authorized to include the name of the Adviser on a list that may be used in connection with the Sub-Adviser's marketing practices subject to the Adviser's right to review any such advertisements. The Trust agrees and consents that: (i) it will use the words "Wells Fargo" as a component of its corporate name, the name of any series or class, or all of the above, and for no other purpose; (ii) it will not grant to any third party the right to use the name "Wells Fargo" for any purpose;
(iii) the Adviser or any corporate affiliate of the Adviser may use or grant to others the right to use the words "Wells Fargo," or any combination or abbreviation thereof, as all or a portion of a corporate or business name or for any commercial purpose, other than a grant of such right to another registered investment company not advised by the Adviser or one of its affiliates; and (iv) in the event that the Adviser or an affiliate thereof is no longer acting as investment adviser to any Fund or class of a Fund, the Trust shall, upon request by the Adviser, promptly take such action as may be necessary to change its corporate name to one not containing the words "Wells Fargo" and following such change, shall not use the words "Wells Fargo," or any combination thereof, as a part of its corporate name or for any other commercial purpose, and shall use its best efforts to cause its trustees, officers and shareholders to take any and all actions that the Adviser may request to effect the foregoing and to reconvey to the Adviser any and all rights to such words.

      Section 20. Authority to Execute Agreement. Each of the individuals whose signature appears below represents and warrants that he or she has full authority to execute this Agreement on behalf of the party on whose behalf he or she has affixed his or her signature to this Agreement. The Trust and the Adviser will deliver to the Sub-Adviser such evidence of its authority with respect to this Agreement as Sub-Adviser may reasonably require. The Sub-Adviser will deliver to the Trust and the Adviser such evidence of its authority with respect to this Agreement as the Trust or the Adviser may reasonably require.





      IN WITNESS WHEREOF, the parties hereto have cause this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                             WELLS FARGO FUNDS TRUST
                             on behalf of the Funds


                             By:  /s/ C. David Messman
                                  -----------------------
                                      C. David Messman
                                      Secretary


                            WELLS FARGO BANK, N.A.
                            on behalf of the Adviser


                            By:  /s/ Michael J. Hogan
                                 ---------------------
                                     Michael J. Hogan
                                     Executive Vice President


                           By:  /s/ Andrew Owen
                               -------------------
                                    Andrew Owen
                                    Vice President


                        DRESDNER RCM GLOBAL INVESTORS LLC
                          on behalf of the Sub-Adviser


                          By:  /s/ Joseph M. Rusbarsky
                               --------------------------
                                   Joseph M. Rusbarsky
                                   Senior Managing Director







                                   Appendix A

                           Specialized Technology Fund



Approved by Board of Trustees: May 9, 2000.








                                   SCHEDULE A

                             WELLS FARGO FUNDS TRUST
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

     This fee agreement is made as of the 29th day of July, 2000, by and between Wells Fargo Bank, N.A. (the "Adviser") and Dresdner RCM Global Investors LLC (the "Sub-Adviser") and

     WHEREAS, the parties and Wells Fargo Funds Trust (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the Sub-Adviser provides investment management advice to each series of the Trust as listed in Appendix A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

     WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

     NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying annual rate of percentage of the assets of the Specialized Technology Fund:

------------------------------------------------------- -----------------------------------------------------
Breakpoints                                             Sub-Advisory Fee
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
0-100M                                                  1.00%
100-500M                                                0.75%
500M-1,000M                                             0.60%
>1,000M                                                 0.50%
------------------------------------------------------- -----------------------------------------------------







                             WELLS FARGO BANK, N.A.
                            on behalf of the Adviser


                            By: /s/ Michael J. Hogan
                                ---------------------
                                Michael J. Hogan
                            Executive Vice President


                               By: /s/ Andrew Owen
                                 --------------------
                                   Andrew Owen
                                 Vice President


                        DRESDNER RCM GLOBAL INVESTORS LLC
                          on behalf of the Sub-Adviser


                           By: /s/ Joseph M. Rusbarsky
                              --------------------------
                               Joseph M. Rusbarsky
                            Senior Managing Director








                                                                 EX-99.B(e)


                             DISTRIBUTION AGREEMENT

                             Wells Fargo Funds Trust
                                111 Center Street
                           Little Rock, Arkansas 72201


     THIS AGREEMENT is made as of this 8th day of November, 1999, by and between Wells Fargo Funds Trust, a Delaware business trust (the "Trust") and Stephens Inc., an Arkansas corporation (the "Distributor").

     WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Trust desires to retain the Distributor to render distribution services to the Trust's investment portfolios listed on Appendix A (individually, a "Fund" and collectively, the "Funds"), and the Distributor is willing to render such services.

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties agree as follows:

              1. As the Trust's agent, the Distributor shall be the exclusive distributor for the shares of the Fund registered under the Securities Act of 1933 (the "1933 Act"). In addition to providing all share distribution services for the Funds, the Distributor will maintain a service desk dedicated to the Funds, and will maintain and preserve all records of the Funds, including financial and corporate records.

              2. The Trust shall sell through the Distributor, as the Trust's agent, and deliver, upon the terms set forth herein, Fund shares that the Distributor orders from the Trust and for which the Distributor has received and confirmed unconditional purchase orders. All orders from the Distributor shall be subject to acceptance and confirmation by the Trust. The Trust shall have the right, at its election, to deliver either shares issued upon original issue or treasury shares.

              3. As the Trust's agent, the Distributor may sell and distribute Fund shares in such manner not inconsistent with the provisions hereof as the Distributor may determine from time to time. In that connection the Distributor shall comply with all laws, rules and regulations applicable to it, including, without limiting the generality of the foregoing, all applicable rules or regulations under the 1933 Act, the 1940 Act and of any securities association registered under the Securities Exchange Act of 1934 (the "1934 Act").

              4. The Trust reserves the right to sell Fund shares to purchasers to the extent that it or the transfer agent for Fund shares receives purchase applications therefor. The Distributor's right to accept purchase orders for Fund shares or to make sales thereof shall not apply to Fund shares that may be offered by the Trust to shareholders for the reinvestment of cash distributed to shareholders by the Trust or Fund shares that may otherwise be offered by the Trust to shareholders, unless the Distributor is otherwise notified by the Trust.

              5. All shares offered for sale and sold by the Distributor shall be offered for sale and sold by the Distributor to or through securities dealers or banks and other depository institutions having agreements with the Distributor ("Selling Agents") upon the terms and conditions set forth in paragraph 7(b) hereof or to investors at the price per share (the "offering price", which is the net asset value per share plus the applicable sales charge, if any) specified and determined as provided in the Prospectus (the "Prospectus") included in the Trust's Registration Statement, as amended from time to time, under the 1933 Act and the 1940 Act (the "Registration Statement"), relating to the offering of its shares for sale. If the offering price is not an exact multiple of one cent, it shall be adjusted to the nearest full cent. The Trust shall determine and furnish promptly to the Distributor a statement of the offering price at least once on each day on which the Prospectus states the Trust is required to determine the Trust's net asset value for the purpose of pricing purchase orders. Each offering price shall become effective at the time and shall remain in effect during the period specified in the statement. Each such statement shall show the basis of its computation. For purposes of establishing the offering price, the Trust shall consider a purchase order to have been presented to it at the time it was originally entered by the Distributor for transmission to it, provided the original purchase order and the Distributor's fulfilling order to the Trust are appropriately time stamped or evidenced to show the time of original entry and that the Distributor's fulfilling order to the Trust is received by the Trust within a time deemed by it to be reasonable after the purchase order was originally entered. Purchases of shares shall be made for full and fractional shares, carried to the third decimal place.

              6. Ownership of Fund shares sold hereunder shall be registered in such names and denominations as are specified in writing to the Trust or to its agent designated for the purpose. No certificates for shares of the Fund will be issued.

              7. (a) The Distributor shall from time to time employ or associate with it such persons as it believes necessary to assist it in carrying out its obligations under this agreement. The compensation of such persons shall be paid by the Distributor.

                     (b) The Distributor shall have the right to enter into selling agreements with Selling Agents of its choice for the sale or marketing of Fund shares at the offering price and upon the terms and conditions set forth in the Prospectus. The initial form of selling agreement is attached hereto as Appendix B. The Distributor may amend those agreements, or modify the form of agreement, only upon approval of the Trust.

                     (c) The Distributor shall pay all expenses incurred in connection with its qualification as a dealer or broker under Federal or state laws.

                     (d) The Distributor shall pay for all expenses incurred in connection with (i) printing and distributing such number of copies of the Prospectus as the Distributor deems necessary for use in connection with offering Fund shares to prospective investors, (ii) preparing, printing and distributing any other literature and advertising deemed appropriate by the Distributor for use in connection with offering Fund shares for sale and (iii) all other expenses incurred in connection with the sale of Fund shares as contemplated by this agreement, except as otherwise specifically provided in this agreement. In addition, it is understood and agreed that, so long as a plan of distribution of the Fund adopted pursuant to Rule 12b-1 of the 1940 Act (the "Plan") continues in effect, any expenses incurred by the Distributor hereunder may be paid from amounts received by it from the Fund under the Plan. So long as the Plan continues in effect, the Distributor shall be entitled to receive reimbursement from the Trust under the Plan for actual expenses incurred in connection with the Fund to the extent such expenses are reimbursable under the Plan. The Treasurer of the Trust shall provide to the Board of Trustees of the Trust and the Board of Trustees shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

                     (e) The Trust shall pay all expenses incurred in connection with (i) the preparation, printing and distribution to stockholders of the Prospectus and reports and other communications to Fund shareholders;
(ii) registrations of Fund shares under the 1933 Act and the Fund under the 1940 Act; (iii) amendments to the Registration Statement; (iv) qualification of Fund shares for sale in jurisdictions designated by the Distributor; (v) qualification of the Trust as a dealer or broker under the laws of jurisdictions designated by the Distributor; (vi) qualification of the Trust as a foreign corporation authorized to do business in any jurisdiction if the Distributor determines that such qualification is necessary or desirable for the purpose of facilitating sales of Fund shares; (vii) maintaining facilities for the issue and transfer of Fund shares; (viii) supplying information, prices and other data to be furnished by the Trust under this agreement; and (ix) original issue taxes or transfer taxes applicable to the sale or delivery of Fund shares.

                     (f) The Trust shall execute all documents and furnish any information which may be reasonably necessary in connection with the qualification of Fund shares of the Trust for sale in a jurisdiction designated by the Distributor.

                     (g) The Trust shall pay to the Distributor the maximum amount that is payable pursuant to, and in accordance with, the Distribution Plan applicable to a Fund or class of shares of a Fund, or the maximum amount payable under applicable laws, regulations and rules, whichever is less, unless the parties hereto mutually agree, in writing, to a lesser amount. In addition, the Distributor shall be entitled to receive applicable sales charges, including front end sales loads and contingent deferred sales charges, on the basis set forth in the Prospectus.

              8. The Trust shall furnish the Distributor from time to time, for use in connection with the sale of Fund shares, such written information with respect to the Trust as the Distributor may reasonably request. In each case such written information shall be signed by an authorized officer of the Trust. The Trust represents and warrants that such information, when signed by one of its officers, shall be true and correct. The Trust shall also furnish to the Distributor copies of its reports to its stockholders and such additional information regarding the Trust's financial condition as the Distributor may reasonably request from time to time.

              9. The Registration Statement and the Prospectus have been or will be, as the case may be, prepared in conformity with the 1933 Act, the 1940 Act and the rules and regulations (the "Rules and Regulations") of the Securities and Exchange Commission (the "SEC"). The Trust represents and warrants to the Distributor that the Registration Statement and the Prospectus contain or will contain all statements required to be stated therein in accordance with the 1933 Act, the 1940 Act and the Rules and Regulations, that all statements of fact contained or to be contained therein are or will be true and correct at the time indicated or the effective date, as the case may be, and that neither the Registration Statement nor the Prospectus, when it shall become effective under the 1933 Act or be authorized for use, shall include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Fund shares. The Trust shall from time to time file such amendment or amendments to the Registration Statement and the Prospectus as, in the light of future developments, shall, in the opinion of the Trust's counsel, be necessary in order to have the Registration Statement and the Prospectus at all times contain all material facts required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Fund shares. If the Trust shall not file such amendment or amendments within 15 days after receipt by the Trust of a written request from the Distributor to do so, the Distributor may, at its option, terminate this agreement immediately. The Trust shall not file any amendment to the Registration Statement or the Prospectus without giving the Distributor reasonable notice thereof in advance, provided that nothing in this agreement shall in any way limit the Trust's right to file at any time such amendments to the Registration Statement or the Prospectus as the Trust may deem advisable. The Trust represents and warrants to the Distributor that any amendment to the Registration Statement or the Prospectus filed hereafter by the Trust will, when it becomes effective under the 1933 Act, contain all statements required to be stated therein in accordance with the 1933 Act, the 1940 Act and the Rules and Regulations, that all statements of fact contained therein will, when the same shall become effective, be true and correct, and that no such amendment, when it becomes effective, will include an untrue statement of a material fact or will omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Fund shares.

              10. Subject to the provisions of paragraph 7, the Trust shall prepare and furnish to the Distributor from time to time such number of copies of the most recent form of the Prospectus filed with the SEC as the Distributor may reasonably request. The Trust authorizes the Distributor and Selling Agents to use the Prospectus, in the form furnished to the Distributor from time to time, in connection with the sale of Fund shares. The Trust shall indemnify, defend and hold harmless the Distributor, its officers and partners and any person who controls the Distributor within the meaning of the 1933 Act, from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or partners or any such controlling person, may incur under the 1933 Act, the 1940 Act, other statutes, the common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading. Notwithstanding the foregoing, this indemnity agreement, to the extent that it might require indemnity of any person who is an officer or partner of the Distributor and who is also a director of the Trust, shall not inure to the benefit of such officer or partner unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act or the 1940 Act, and in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Trust or its stockholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement. This indemnity agreement is expressly conditioned upon the Trust's being notified of any action brought against the Distributor, its officers or partners or any such controlling person, which notification shall be given by letter or by telegram addressed to the Trust at its principal office in Little Rock, Arkansas, and sent to the Trust by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure to notify the Trust of any such action shall not relieve the Trust from any liability which it may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this paragraph. The Trust shall be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, the defense shall be conducted by counsel chosen by the Trust and approved by the Distributor. If the Trust elects to assume the defense of any such suit and retain counsel approved by the Distributor, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them, but in case the Trust does not elect to assume the defense of any such suit, or in case the Distributor does not approve of counsel chosen by the Trust, the Trust will reimburse the Distributor, its officers and partners or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by the Distributor or them. In addition, The Distributor shall have the right to employ one separate counsel to represent it, its officers and partners and any such controlling person who may be subject to liability arising out of any claim in respect of which indemnity may be sought by the Distributor against the Trust hereunder if in the reasonable judgment of the Distributor it is advisable because of existing or potential differing interests between the Distributor, its officers and partners or such controlling person and the Trust in the conduct of the defense of such action, for the Distributor, its officers and partners or such controlling person to be represented by separate counsel, in which event the fees and expenses of such separate counsel shall be borne by the Trust. This indemnity agreement and the Trust's representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor, its officers and partners or any such controlling person and shall survive the delivery of any shares as provided in this agreement. This indemnity agreement shall inure exclusively to the benefit of the Distributor and its successors, the Distributor's officers and partners and their respective estates and any such controlling persons and their successors and estates. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceedings against it in connection with the issue and sale of any Fund shares.

              11. The Distributor agrees to indemnify, defend and hold harmless the Trust, its officers and directors and any person who controls the Trust within the meaning of the 1933 Act, from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its officers or directors or any such controlling person, may incur under the 1933 Act, the 1940 Act, other statutes, the common law or otherwise, but only to the extent that such liability or expense incurred by the Trust, its officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon
(a) any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust specifically for use in the Registration Statement or the Prospectus or shall arise out of or be based upon any alleged omission required to be stated in the Registration Statement or the Prospectus or necessary to make such information not misleading, (b) any alleged act or omission on the Distributor's part as the Trust's agent that has not been expressly authorized by the Trust in writing, or (c) any alleged willful misfeasance, bad faith or negligence in the performance of the Distributor's obligations and duties under the Agreement or by reason of its alleged reckless disregard thereof. This indemnity agreement is expressly conditioned upon the Distributor's being notified of any action brought against the Trust, its officers and directors or any such controlling person, which notification shall be given by letter or telegram, addressed to the Distributor at its principal office in Little Rock, Arkansas, and sent to the Distributor by the person against whom such action is brought, within 10 days after the summons or other first legal process shall have been served. The failure to notify the Distributor of any such action shall not relieve the Distributor from any liability which it may have to the Trust, its officers or directors or such controlling person by reason of any such alleged misstatement or omission on the Distributor's part otherwise than on account of the indemnity agreement contained in this paragraph. The Distributor shall have a right to control the defense of such action with counsel of its own choosing and approved by the Trust if such action is based solely upon such alleged misstatement or omission on the Distributor's part, and in any other event the Trust, its officers and directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action at their own expense.

              12. No Fund shares shall be sold through the Distributor or by the Trust under this agreement and no orders for the purchase of Fund shares shall be confirmed or accepted by the Trust if and so long as the effectiveness of the Registration Statement shall be suspended under any of the provisions of the 1933 Act. Nothing contained in this paragraph 12 shall in any way restrict, limit or have any application to or bearing upon the Trust's obligation to redeem Fund shares from any shareholder in accordance with the provisions of its Declaration of Trust. The Trust will use its best efforts at all times to have Fund shares effectively registered under the 1933 Act.

              13.    The Trust agrees to advise the Distributor immediately:

                    (a) of any request by the SEC for amendments to the Registration Statement or the Prospectus or for additional information;

                    (b) in the  event  of the  issuance  by the SEC of any  stop order suspending the effectiveness of the Registration Statement or the Prospectus under the 1933 Act or the initiation of any proceedings for that purpose;

                    (c) of the happening of any material event that makes untrue any statement made in the Registration Statement or the Prospectus or that requires the making of a change in either thereof in order to make the statements therein not misleading; and

                    (d) of any action of the SEC with respect to any  amendments to the Registration Statement or the Prospectus that may from time to time be filed within the SEC under the 1933 Act or the 1940 Act.

              14. Insofar as they concern the Trust, the Trust shall comply with all applicable laws, rules and regulations, including, without limiting the generality of the foregoing, all rules or regulations made or adopted pursuant to the 1933 Act, the 1940 Act or by any securities association registered under the 1934 Act.

              15. The Distributor may, if it desires and at its own cost and expense, appoint or employ agents to assist it in carrying out its obligations under this agreement, but no such appointment or employment shall relieve the Distributor of any of its responsibilities or obligations to the Trust under this agreement.

              16. The following provisions shall apply with respect to the sale by Distributor of Class B Shares of any Fund, notwithstanding any other provision herein to the contrary:

                    (a) Distributor shall have the obligation to pay all applicable dealer allowances ("B Share Allowances") which Selling Agents are entitled to receive in connection with the sale of Class B Shares, including any such B Share Allowances, or portions thereof, which registered representatives of Distributor are entitled to receive.

                    (b) The amounts that are payable under the Plan to Distributor pursuant to Section 7(g) hereof with respect to the Class B Shares of the Funds are the maximum amounts which are set forth in Appendix A to the Plan for the Class B Shares. These amounts shall continue to be the amounts payable with regard to the Class B Shares under the Plan unless and until changed in accordance with the terms of such Plan or this Agreement.

                    (c) To the extent that Distributor engages and uses a third-party to finance its obligation to pay B Share Allowances as set forth in this section, Distributor shall have the right to assign to such third-party all or any portion of Distributor's right hereunder to receive fees in connection with the sale of Class B Shares and to direct the Trust, upon written notice, to make direct payment of these fees to such party, free and clear of any rights to offset or claims of the Trust or any Fund against Distributor.

                    (d) The Trust acknowledges that, under the applicable Distribution Plan for Class B Shares of the Funds, any payments that Distributor is entitled to receive with respect to Class B Shares shall continue, in accordance with, and subject to, the applicable terms relating to the Class B Shares, regardless of whether Distributor is acting as the principal underwriter for the Company (and affected Funds); provided that the Distribution Plan for the Class B Shares has not been terminated or modified in a way which affects the payment of such amounts.

              17. Subject to the provisions of paragraph 9, this agreement shall continue in effect until such time as there shall remain no shares registered under the 1933 Act, provided that this agreement shall continue in effect for a period of more than one year from the date hereof only so long as such continuance is specifically approved at least annually in accordance with the 1940 Act and the rules thereunder. This agreement shall terminate automatically in the event of its assignment (as defined in the 1940 Act). This agreement may, in any event, be terminated at any time, without the payment of any penalty, by the Trust upon 60 days' written notice to the Distributor or by the Distributor at any time after the second anniversary of the effective date of this agreement on 60 days' written notice to the Trust.

              18. Nothing in this Agreement shall require the Trust to take any action contrary to any provision of its Declaration of Trust or to any applicable statute or regulation.

              19.    Miscellaneous.

                    (a) Any notice or other instrument authorized or required by this Agreement to be given in writing to the Trust or the Distributor shall be sufficiently given if addressed to that party and received by it at its office set forth below or at such other place as it may from time to time designate in writing.

              To the Trust:

              Wells Fargo Funds Trust
              525 Market Street, 12th Floor
              San Francisco, CA 94105
              Attn: Michael J. Hogan

              With a copy to:

              Wells Fargo Bank, N.A.
              525 Market Street, 12th Floor
              San Francisco, CA 94105
              Attention:  C. David Messman, Vice President


              To the Distributor:

              Stephens Inc.
                  111 Center Street
                  Little Rock, Arkansas 72201
                  Attention:  Richard H. Blank, Jr., Senior Vice President

              (b) This Agreement shall extend to and be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be subject to assignment (as that term is defined under the 1940 Act).

              (c)  This  Agreement   shall  be  governed  by  and  construed  in
accordance with the laws of the State of Delaware.

              (d) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, and which collectively shall be deemed to constitute only one agreement.

              (e) If any provision of this Agreement is declared to be prohibited or unenforceable, the remaining provisions of this Agreement shall continue to be valid and fully enforceable.

     In witness whereof, the parties have caused this Agreement to be executed by their duly authorized officers as of the day and year first above written.


                         WELLS FARGO FUNDS TRUST


                         By: /s/ David I. Goldstein
                             -----------------------
                                 David I. Goldstein
                                 Assistant Treasurer


                                  STEPHENS INC.


                          By: /s/ Richard H. Blank, Jr.
                              ----------------------------
                                  Richard H. Blank, Jr.
                                  Senior Vice President



Approved: March 26, 1999.






                                   Appendix A

Funds of Wells Fargo Funds Trust Covered by This Agreement

1.   Aggressive Balanced-Equity Fund
2.   Arizona Tax-Free Fund
3.   Asset Allocation Fund
4.   California Limited Term Tax-Free Fund
5.   California Tax-Free Fund
6.   California Tax-Free Money Market Fund
7.   California Tax-Free Money Market Trust
8.   Cash Investment Money Market Fund
9.   Colorado Tax-Free Fund
10.  Corporate Bond Fund
11.  Disciplined Growth Fund
12.  Diversified Bond Fund
13.  Diversified Equity Fund
14.  Diversified Small Cap Fund
15.  Equity Income Fund
16.  Equity Index Fund
17.  Equity Value Fund
18.  Government Money Market Fund
19.  Growth Balanced Fund
20.  Growth Equity Fund
21.  Growth Fund
22.  Income Fund
23.  Income Plus Fund
24.  Index Allocation Fund
25.  Index Fund
26.  Intermediate Government Income Fund
27.  International Equity Fund
28.  International Fund
29.  Large Company Growth Fund
30.  LifePath Opportunity Fund
31.  LifePath 2010 Fund
32.  LifePath 2020 Fund
33.  LifePath 2030 Fund
34.  LifePath 2040 Fund
35.  Limited Term Government Income Fund
36.  Mid Cap Growth Fund
37.  Minnesota Intermediate Tax-Free Fund
38.  Minnesota Money Market Fund
39.  Minnesota Tax-Free Fund
40.  Moderate Balanced Fund
41.  Money Market Fund
42.  Money Market Trust
43.  National Limited Term Tax-Free Fund
44.  National Tax-Free Fund
45.  National Tax-Free Institutional  Money Market Fund
46.  National Tax-Free Money Market Fund
47.  National Tax-Free Money Market Trust
48.  Nebraska Tax-Free Fund
49.  Oregon Tax-Free Fund
50.  OTC Growth Fund
51.  Overland Express Sweep Fund
52.  Prime Investment Money Market Fund
53.  Small Cap Growth Fund
54.  Small Cap Opportunities Fund
55.  Small Cap Value Fund
56.  Small Company Growth Fund
57.  Specialized Technology Fund
58.  Stable Income Fund
59.  Strategic Income Fund
60.  Treasury Plus Institutional Money Market Fund
61.  Treasury Plus Money Market Fund
62.  100% Treasury Money Market Fund
63.  Variable Rate Government Fund
64.  Wealthbuilder Growth & Income Portfolio
65.  Wealthbuilder Growth Balanced Portfolio
66.  Wealthbuilder Growth Portfolio



Approved by Board of Trustees:      March 26, 1999, and amended May 9, 2000
                                    and July 25, 2000.











                                                                 EX-99.B(g)(1)


                                CUSTODY AGREEMENT


                             Wells Fargo Funds Trust
                                111 Center Street
                           Little Rock, Arkansas 72201


              This Agreement is made as of this 8th day of November, 1999 (the "Agreement"), by and between WELLS FARGO FUNDS TRUST (the "Trust"), on behalf of the Funds listed on Appendix E hereto, as such Appendix may be revised from time to time (each a "Fund" and, collectively, the "Funds"), and BARCLAYS GLOBAL INVESTORS, N.A. (the "Custodian").

W I T N E S S E T H :

that for and in consideration of the mutual promises hereinafter set forth, the Trust and the Custodian agree as follows:


                                    ARTICLE I
                                   DEFINITIONS

              Whenever used in this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meaning:

              1. "Authorized Person" shall be deemed to include the treasurer, the controller or any other person, whether or not any such person is an Officer or employee of the Trust, duly authorized by the Board of Trustees ("Trustees") to give Oral Instructions and Written Instructions on behalf of a Fund and listed in the Certificate attached hereto as Appendix A or such other Certificate as may be received from time to time by the Custodian.

              2.  "Book-Entry  System"  shall mean the Federal  Reserve/Treasury
book-entry  system  for  United  States  and  federal  agency  securities,   its
successor(s) and its nominee(s).

              3. "Certificate" shall mean any notice, instruction, or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, which is actually received by the Custodian and signed on behalf of a Fund by any two Officers of the Trust.

              4. "Clearing Member" shall mean a registered broker-dealer that is a member of a national securities exchange qualified to act as a custodian for an investment company, or any broker-dealer reasonably believed by the Custodian to be such a clearing member.

              5. "Depository" shall mean The Depository Trust Company ("DTC"), Participants Trust Company ("PTC"), and any other clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities Exchange Act of 1934, its successor(s) and its nominee(s), provided the Custodian has received a certified copy of a resolution of the Board of Trustees specifically approving deposits in DTC, PTC or such other clearing agency. The term "Depository" shall further mean and include any person authorized to act as a depository pursuant to Section 17, Rule 17f-4 or Rule 17f-5 thereunder, under the Investment Company Act of 1940, its successor(s) and its nominee(s), specifically identified in a certified copy of a resolution of the Board of Trustees approving deposits therein by the Custodian.

              6. "Margin Account" shall mean a segregated account in the name of a broker, dealer, or Clearing Member, or in the name of the Trust or a Fund for the benefit of a broker, dealer, or Clearing Member, or otherwise, in accordance with an agreement between the Trust on behalf of a Fund, the Custodian and a broker, dealer, or Clearing Member (a "Margin Account Agreement"), separate and distinct from the custody account, in which certain Securities and/or moneys of a Fund shall be deposited and withdrawn from time to time in connection with such transactions as a Fund may from time to time determine. Securities held in the Book-Entry System or the Depository shall be deemed to have been deposited in, or withdrawn from, a Margin Account upon the Custodian's effecting an appropriate entry on its books and records.

              7. "Money Market Securities" shall be deemed to include, without limitation, debt obligations issued or guaranteed as to principal and interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, certificates of deposit and bankers' acceptances, repurchase and reverse repurchase agreements with respect to the same and bank time deposits, where the purchase and sale of such securities normally requires settlement in federal funds on the same date as such purchase or sale.

              8. "Officers" shall be deemed to include the President, Vice President, the Secretary, the Treasurer, the Controller, any Assistant
Secretary, any Assistant Treasurer or any other person or persons duly authorized by the Trustees of the Trust to execute any Certificate, instruction, notice or other instrument on behalf of a Fund and listed in the Certificate attached hereto as Appendix B or such other Certificate as may be received by the Custodian from time to time.

              9. "Oral Instructions" shall mean verbal instructions actually received by the Custodian from an Authorized Person or from a person reasonably believed by the Custodian to be an Authorized Person.

              10.  "Reverse  Repurchase   Agreement"  shall  mean  an  agreement
pursuant to which a Fund sells Securities and agrees to repurchase such Securities at a described or specified date and price.

              11. "Security" or "Securities" shall be deemed to include, without limitation, Money Market Securities, Reverse Repurchase Agreements, common stock and other instruments or rights having characteristics similar to common stocks, preferred stocks, debt obligations issued by state or municipal governments and by public authorities (including, without limitation, general obligations bonds), bonds, debentures, notes, mortgages or other obligations, and any certificates, receipts, warrants or other instruments representing rights to receive, purchase, sell or subscribe for the same, or evidencing or representing any other rights or interest therein, or any property or assets.

              12. "Segregated Security Account" shall mean an account maintained under the terms of this Agreement as a segregated account, by recordation or otherwise, within the custody account in which certain Securities and/or other assets of a Fund shall be deposited and withdrawn from time to time in accordance with Certificates received by the Custodian in connection with such transactions as a Fund may from time to time determine.

              13. "Shares" shall mean the shares of common stock of a Fund, each of which, in the case of a Fund having Series, is allocated to a particular Series.

              14. "Written Instructions" shall mean written communications actually received by the Custodian from an Authorized Person or from a person reasonably believed by the Custodian to be an Authorized Person by telex or any other such system whereby the receiver of such communications is able to verify by codes or otherwise with a reasonable degree of certainty the authenticity of the sender of such communication.


                                   ARTICLE II
                           APPOINTMENT OF A CUSTODIAN

              1. The Trust on behalf of a Fund hereby constitutes and appoints the Custodian as custodian of all the Securities and moneys at any time owned by a Fund during the term of this Agreement.

              2. The Custodian hereby accepts appointment as such custodian and agrees to perform all the duties thereof as set forth in this Agreement.


                                   ARTICLE III
                         CUSTODY OF CASH AND SECURITIES

              1. Except as otherwise provided in Article V, a Fund will deliver or cause to be delivered to the Custodian all Securities and all moneys owned by it, including cash received for the issuance of its Shares, at any time during the term of this Agreement. The Custodian will not be responsible for such Securities and such moneys until actually received by it. The Custodian will be entitled to reverse any credits made on a Fund's behalf where such credits have been previously made and moneys are not finally collected. A Fund shall deliver to the Custodian a certified resolution of the Trustees of the Trust authorizing and instructing the Custodian on a continuous and ongoing basis to deposit in the Book-Entry System all Securities eligible for deposit therein and to utilize the Book-Entry System to the extent possible in connection with its performance hereunder, including, without limitation, in connection with settlements of purchases and sales of Securities, loans of Securities, and deliveries and returns of Securities collateral. Prior to a deposit of Securities of a Fund in the Depository, a Fund shall deliver to the Custodian a certified resolution of the Trustees of the Trust approving, authorizing and instructing the Custodian on a continuous and ongoing basis until instructed to the contrary by a Certificate actually received by the Custodian to deposit in the Depository all Securities eligible for deposit therein and to utilize the Depository to the extent possible in connection with its performance hereunder, including, without limitation, in connection with settlements of purchases and sales of Securities, loans of Securities, and deliveries and returns of Securities collateral. Securities and moneys of a Fund deposited in either the Book-Entry System or the Depository will be represented in accounts which include only assets held by the Custodian for customers, including, but not limited to, accounts in which the Custodian acts in a fiduciary or representative capacity.

              2. The Custodian shall credit to a separate account in the name of a Fund all moneys received by it for the account of a Fund, and shall disburse the same only:

(a) In payment for Securities purchased, as provided in Article IV hereof;

(b) In payment of dividends or distributions, as provided in Article VIII hereof;

(c) In payment of original issue or other taxes, as provided in Article IX hereof;

(d) In payment for Shares redeemed by it, as provided in Article IX hereof;

(e) Pursuant to Certificate(s) setting forth the name(s) and address(es) of the person(s) to whom the payment is to be made, and the purpose for which payment is to be made; or

(f) In payment of the fees and in reimbursement of the expenses and liabilities of the Custodian, as provided in Article XII hereof.

              3. Promptly after the close of business on each day, the Custodian shall furnish a Fund with confirmations and a summary of all transfers to or from the account of a Fund during said day. Where Securities are transferred to the account of a Fund, the Custodian shall also by book-entry or otherwise identify as belonging to a Fund a quantity of Securities in a fungible bulk of Securities registered in the name of the Custodian (or its nominee) or shown on the Custodian's account on the books of the Book-Entry System or the Depository. The Custodian shall furnish a Fund at least monthly with a detailed statement of the Securities and moneys held for a Fund under this Agreement.

              4. Except as otherwise provided in Article V, all Securities held for a Fund which are issued or issuable only in bearer form, except such Securities as are held in the Book-Entry System, shall be held by the Custodian in that form; all other Securities held for a Fund may be registered in the name of a Fund, in the name of any duly appointed registered nominee of the Custodian as the Custodian may from time to time determine, or in the name of the Book-Entry System or the Depository or their successor(s) or their nominee(s). The Trust agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold or deliver in proper form for transfer, or to register in the name of its registered nominee or in the name of the Book-Entry System or the Depository, any Securities which it may hold for the account of a Fund and which may from time to time be registered in the name of a Fund. The Custodian shall hold all such Securities which are not held in the Book-Entry System or in the Depository in a separate account in the name of a Fund physically segregated at all times from those of any other person or persons.

              5. Except as otherwise provided in this Agreement and unless otherwise instructed to the contrary by a Certificate, the Custodian by itself, or through the use of the Book-Entry System or the Depository with respect to the Securities therein deposited, shall, with respect to all Securities held for a Fund in accordance with this Agreement:

              (a)  Collect all income due or payable;

              (b) Present for payment and collect the amount payable upon such Securities which are called, but only if either (i) the Custodian receives a written notice of such call, or (ii) notice of such call appears in one or more of the publications listed in Appendix C annexed hereto, which may be amended at any time by the Custodian upon five business days' prior notification to a Fund;

              (c) Present for payment and collect the amount payable upon all Securities which mature;

              (d) Surrender Securities in temporary form for definitive Securities;

              (e)  Execute,   as  Custodian,   any  necessary   declarations  or
certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect; and

              (f) Hold directly, or through the Book-Entry System or the Depository with respect to Securities therein deposited, for the account of a Fund all rights and similar securities issued with respect to any Securities held by the Custodian hereunder.

              6. Upon receipt of a Certificate and not otherwise, the Custodian, directly or through the use of the Book-Entry System or the Depository, shall:

              (a) Execute and deliver to such persons as may be designated in such Certificate proxies, consents, authorizations, and any other instruments whereby the authority of a Fund as owner of any Securities may be exercised;

              (b) Deliver any Securities held for a Fund in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any corporation, or the exercise of any conversion privilege;

              (c) Deliver any Securities held for a Fund to any protective committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization or sale of assets of any corporation, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

              (d) Make such transfer or exchanges of the assets of a Fund and take such other steps as shall be stated in said order to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of a Fund; and

              (e) Present for payment and collect the amount payable upon Securities not described in preceding paragraph 5(b) of this Article which may be called as specified in the Certificate.


                                   ARTICLE IV
                  PURCHASE AND SALE OF INVESTMENTS OF THE FUND

              1. Promptly after each purchase or sale (as applicable) of Securities by a Fund, other than a purchase or sale of any Reverse Repurchase Agreement, a Fund shall deliver to the Custodian (i) with respect to each purchase or sale of Securities which are not Money Market Securities, a Certificate; and (ii) with respect to each purchase or sale of Money Market Securities, a Certificate, Oral Instructions or Written Instructions, specifying with respect to each such purchase or sale: (a) the name of the issuer and the title of the Securities; (b) the number of shares or the principal amount purchased or sold and accrued interest, if any; (c) the date of purchase or sale and settlement date; (d) the purchase or sale price per unit; (e) the total amount payable upon such purchase or sale; (f) the name of the person from whom or the broker through whom the purchase or sale was made, and the name of the clearing broker, if any; (g) in the case of a purchase, the name of the broker to which payment is to be made; and (h) in the case of a sale, the name of the broker to whom the Securities are to be delivered. In the case of a purchase, the Custodian shall, upon receipt of Securities purchased by or for a Fund, pay out of the moneys held for the account of a Fund the total amount payable to the person from whom, or the broker through whom, the purchase was made, provided that the same conforms to the total amount payable as set forth in such Certificate, Oral Instructions or Written Instructions. In the case of a sale, the Custodian shall deliver the Securities upon receipt of the total amount payable to a Fund upon such sale, provided that the same conforms to the total amount payable as set forth in such Certificate, Oral Instructions or Written Instructions. Subject to the foregoing, the Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in securities.


                                    ARTICLE V
                                   SHORT SALES

              1. Promptly after any short sale, a Fund shall deliver to the Custodian a Certificate specifying: (a) the name of the issuer and the title of the Security; (b) the number of shares or principal amount sold, and accrued interest or dividends, if any; (c) the dates of the sale and settlement; (d) the sale price per unit; (e) the total amount credited to a Fund upon such sale, if any (f) the amount of cash and/or the amount and kind of Securities, if any, which are to be deposited in a Margin Account and the name in which such Margin Account has been or is to be established; (g) the amount of cash and/or the amount and kind of Securities, if any, to be deposited in a Segregated Security Account; and (h) the name of the broker through which such short sale was made. The Custodian shall upon its receipt of a statement from such broker confirming such sale and that the total amount credited to a Fund upon such sale, if any, as specified in the Certificate is held by such broker for the account of the Custodian (or any nominee of the Custodian) as custodian of a Fund, issue a receipt or make the deposits into the Margin Account and the Segregated Security Account specified in the Certificate.

              2. In connection with the closing-out of any short sale, a Fund shall promptly deliver to the Custodian a Certificate specifying with respect to each such closing-out: (a) the name of the issuer and the title of the Security;
(b) the number of shares or the principal amount, and accrued interest or dividends, if any, required to effect such closing-out to be delivered to the broker; (c) the dates of the closing-out and settlement; (d) the purchase price per unit; (e) the net total amount payable to a Fund upon such closing-out; (f) the net total amount payable to the broker upon such closing-out; (g) the amount of cash and the amount and kind of Securities, if any, to be withdrawn, from the Margin Account; (h) the amount of cash and/or the amount and kind of Securities, if any, to be withdrawn from the Segregated Security Account; and (i) the name of the broker through which a Fund is effecting such closing-out. The Custodian shall, upon receipt of the net total amount payable to a Fund upon such closing-out and the return and/or cancellation of the receipts, if any, issued by the Custodian with respect to the short sale being closed-out, pay out the moneys held for the account of a Fund to the broker the net total amount payable to the broker, and make the withdrawals from the Margin Account and the Segregated Security Account, as the same are specified in the Certificate.


                                   ARTICLE VI
                          REVERSE REPURCHASE AGREEMENTS

              1. Promptly after a Fund enters into a Reverse Repurchase Agreement with respect to Securities and money held by the Custodian hereunder, a Fund shall deliver to the Custodian a Certificate, or in the event such Reverse Repurchase Agreement is a Money Market Security, a Certificate, Oral Instructions or Written Instructions specifying: (a) the total amount payable to a Fund in connection with such Reverse Repurchase Agreement; (b) the broker or dealer through or with which the Reverse Repurchase Agreement is entered; (c) the amount and kind of Securities to be delivered by a Fund to such broker or dealer; (d) the date of such Reverse Repurchase Agreement; and (e) the amount of cash and/or the amount and kind of Securities, if any, to be deposited in a Segregated Security Account in connection with such Reverse Repurchase Agreement. The Custodian shall, upon receipt of the total amount payable to a Fund specified in the Certificate, Oral Instructions or Written Instructions make the delivery to the broker or dealer, and the deposits, if any, to the Segregated Security Account, specified in such Certificate, Oral Instructions or Written Instructions.

              2. Upon the termination of a Reverse Repurchase Agreement described in paragraph 1 of this Article VI, a Fund shall promptly deliver a Certificate or, in the event such Reverse Repurchase Agreement is a Money Market Security, a Certificate, Oral Instructions or Written Instructions to the Custodian specifying: (a) the Reverse Repurchase Agreement being terminated; (b) the total amount payable by a Fund in connection with such termination; (c) the amount and kind of Securities to be received by a Fund in connection with such termination; (d) the date of termination; (e) the name of the broker or dealer with or through which the Reverse Repurchase Agreement is to be terminated; and
(f) the amount of cash and/or the amount and kind of Securities to be withdrawn from the Segregated Security Account. The Custodian shall, upon receipt of the amount and kind of Securities to be received by a Fund specified in the Certificate, Oral Instructions or Written Instructions, make the payment to the broker or dealer, and the withdrawals, if any, from the Segregated Security Account, specified in such Certificate, Oral Instructions or Written Instructions.


                                   ARTICLE VII
                      MARGIN ACCOUNTS, SEGREGATED SECURITY
                        ACCOUNTS AND COLLATERAL ACCOUNTS

              1. The Custodian shall, from time to time, make such deposits to, or withdrawals from, a Segregated Security Account as specified in a Certificate received by the Custodian. Such Certificate shall specify the amount of cash and/or the amount and kind of Securities to be deposited in, or withdrawn from, the Segregated Security Account. In the event that a Fund fails to specify in a Certificate the name of the issuer, the title and the number of shares or the principal amount of any particular Securities to be deposited by the Custodian into, or withdrawn from, a Segregated Securities Account, the Custodian shall be under no obligation to make any such deposit or withdrawal and shall so notify a Fund.

              2. The Custodian shall make deliveries or payments from a Margin Account to the broker, dealer or Clearing Member in whose name, or for whose benefit, the account was established as specified in the Margin Account Agreement.

              3. Amounts received by the Custodian as payments or distributions with respect to Securities deposited in any Margin Account shall be dealt with in accordance with the terms and conditions of the Margin Account Agreement.

              4. The Custodian shall have a continuing lien and security interest in and to any property at any time held by the Custodian in any Collateral Account described herein.

              5. On each business day, the Custodian shall furnish a Fund with a statement with respect to a Fund's Margin Account in which money or Securities are held specifying as of the close of business on the previous business day:
(a) the name of the Margin Account; (b) the amount and kind of Securities held therein; and (c) the amount of money held therein. The Custodian shall make available upon request to any broker or dealer specified in the name of a Margin Account a copy of the statement furnished a Fund with respect to such Margin Account.

              6. Promptly after the close of business on each business day in which cash and/or Securities are maintained in a Collateral Account, the Custodian shall furnish a Fund with a statement with respect to a Fund's Collateral Account specifying the amount of cash and/or the amount and kind of Securities held therein. No later than the close of business next succeeding the delivery to a Fund of such statement, a Fund shall furnish the Custodian with a Certificate or Written Instructions specifying the then market value of the Securities described in such statement.


                                  ARTICLE VIII
                      PAYMENT OF DIVIDENDS OR DISTRIBUTIONS

              1. A Fund shall furnish the Custodian with a copy of the resolution of the Trustees, certified by the Secretary or any Assistant Secretary, either (i) setting forth the date of the declaration of a dividend or distribution, the date of payment thereof, the record date as of which shareholders entitled to payment shall be determined, the amount payable per share to the shareholders of record as of that date and the total amount payable to the Dividend Agent of a Fund on the payment date, or (ii) authorizing the declaration of dividends and distributions on a daily basis or some other periodic basis and authorizing the Custodian to rely on Oral Instructions, Written Instructions or a Certificate setting forth the date of the declaration of such dividend or distribution, the date of payment thereof, the record date as of which shareholders entitled to payment shall be determined, the amount payable per share to the shareholders of record as of that date and the total amount payable to the Dividend Agent on the payment date.

              2. Upon the payment date specified in such resolution, Oral Instructions, Written Instructions or Certificate, the Custodian shall pay out the moneys held for the account of a Fund the total amount payable to the Dividend Agent of a Fund.


                                   ARTICLE IX
                          SALE AND REDEMPTION OF SHARES

              1. Whenever a Fund shall sell any of its Shares, it shall deliver to the Custodian a Certificate duly specifying the number of Shares sold, trade date, price and the amount of money to be received by the Custodian for the sale of such Shares.

              2. Upon receipt of such money from the Transfer Agent or a co-transfer agent, the Custodian shall credit such money to the account of a Fund.

              3. Upon issuance of any of a Fund's Shares in accordance with the foregoing provisions of this Article IX, the Custodian shall pay, out of the money held for the account of a Fund, all original issue or other taxes required to be paid by a Fund in connection with such issuance upon the receipt of a Certificate specifying the amount to be paid.

              4. Except as provided hereinafter, whenever a Fund shall redeem any of its Shares, it shall furnish the Custodian with a Certificate specifying the number of Shares redeemed and the amount to be paid for the Shares redeemed.

              5. Upon receipt from the Transfer Agent or co-transfer agent of an advice setting forth the number of Shares received by the Transfer Agent or co-transfer agent for redemption, and that such Shares are valid and in good form for redemption, the Custodian shall make payment to the Transfer Agent or co-transfer agent, as the case may be, out of the moneys held for the account of a Fund of the total amount specified in the Certificate issued pursuant to paragraph 4 of this Article IX.

              6. Notwithstanding the above provisions regarding the redemption of any of a Fund's Shares, whenever its Shares are redeemed pursuant to any check redemption privilege which may from time to time be offered by a Fund, the Custodian, unless otherwise instructed by a Certificate, shall, upon receipt of an advice from a Fund or its agent setting forth that the redemption is in good form for redemption in accordance with the check redemption procedure, honor the check presented as part of such check redemption privilege out of the money held in the account of a Fund for such purposes.


                                    ARTICLE X
                           OVERDRAFTS OR INDEBTEDNESS

              1. If the Custodian should in its sole discretion advance funds on behalf of a Fund which results in an overdraft because the moneys held by the Custodian for the account of a Fund shall be insufficient to pay the total amount payable upon a purchase of Securities as set forth in a Certificate or Oral Instructions issued pursuant to Article IV, or which results in an overdraft for some other reason, or if a Fund is, for any other reason, indebted to the Custodian (except a borrowing for investment or for temporary or emergency purposes using Securities as collateral pursuant to a separate agreement and subject to the provisions of paragraph 2 of this Article X), such overdraft or indebtedness shall be deemed to be a loan made by the Custodian to a Fund payable on demand and shall bear interest from the date incurred at a rate per annum (based on a 360-day year for the actual number of days involved) equal to 1/2% over the Custodian's prime commercial lending rate in effect from time to time, such rate to be adjusted on the effective date of any change in such prime commercial lending rate but in no event to be less than 6% per annum. Any such overdraft or indebtedness shall be reduced by an amount equal to the total of all amounts due a Fund which have not been collected by the Custodian on behalf of a Fund when due because of the failure of the Custodian to make timely demand or presentment for payment. In addition, the Trust on behalf of a Fund hereby agrees that the Custodian shall have a continuing lien and security interest in and to any property at any time held by it for the benefit of a Fund or in which a Fund may have an interest which is then in the Custodian's possession or control or in possession or control of any third party acting on the Custodian's behalf. The Trust authorizes the Custodian, in its sole discretion, at any time to charge any such overdraft or indebtedness together with interest due thereon against any balance of account standing to a Fund's credit on the Custodian's books.

              2. A Fund will cause to be delivered to the Custodian by any bank (including, if the borrowing is pursuant to a separate agreement, the Custodian) from which it borrows money for investment or for temporary or emergency purposes using Securities as collateral for such borrowings, a notice or undertaking in the form currently employed by any such bank setting forth the amount which such bank will loan to a Fund against delivery of a stated amount of collateral. A Fund shall promptly deliver to the Custodian a Certificate specifying with respect to each such borrowing: (a) the name of the bank; (b) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note, duly endorsed by a Fund, or other loan agreement; (c) the time and date, if known, on which the loan is to be entered into; (d) the date on which the loan becomes due and payable; (e) the total amount payable to a Fund on the borrowing date; (f) the market value of Securities to be delivered as collateral for such loan, including the name of the issuer, the title and the number of shares or the principal of any particular Securities; and (g) a statement specifying whether such loan is for investment purposes or for temporary or emergency purposes and that such loan is in conformance with the Investment Company Act of 1940 and a Fund's prospectus. The Custodian shall deliver on the borrowing date specified in a Certificate the specified collateral and the executed promissory note, if any, against delivery by the lending bank of the total amount of the loan payable, provided that the same conforms to the total amounts payable as set forth in the Certificate. The Custodian may, at the option of the lending bank, keep such collateral in its possession, but such collateral shall be subject to all rights therein given the lending bank by virtue of any promissory note or loan agreement. The Custodian shall deliver such Securities as additional collateral as may be specified in a Certificate to collateralize further any transaction described in this paragraph. A Fund shall cause all Securities released from collateral status to be returned directly to the Custodian, and the Custodian shall receive from time to time such return of collateral as may be tendered to it. In the event that a Fund fails to specify in a Certificate the name of the issuer, the title and number of shares or the principal amount of any particular Securities to be delivered as collateral by the Custodian, the Custodian shall not be under any obligation to deliver any Securities.


                                   ARTICLE XI
                    LOANS OF PORTFOLIO SECURITIES OF THE FUND

              1. If a Fund is permitted by the terms of the Trust's Declaration of Trust and as disclosed in a Fund's most recent and currently effective prospectus to lend its portfolio Securities, within twenty-four (24) hours after each loan of portfolio Securities a Fund shall deliver or cause to be delivered to the Custodian a Certificate specifying with respect to each such loan; (a) the name of the issuer and the title of the Securities; (b) the number of shares or the principal amount loaned; (c) the date of loan and delivery; (d) the total amount to be delivered to the Custodian against the loan of the Securities, including the amount of cash collateral and the premium, if any, separately identified; and (e) the name of the broker, dealer or financial institution to which the loan was made. The Custodian shall deliver the Securities thus designated to the broker, dealer or financial institution to which the loan was made upon receipt of the total amount designated as to be delivered against the loan of Securities. The Custodian may accept payment in connection with a delivery otherwise than through the Book-Entry System or Depository only in the form of a certified or bank cashier's check payable to the order of a Fund or the Custodian drawn on New York Clearing House funds and may deliver Securities in accordance with the customs prevailing among dealers in securities.

              2. Promptly after each termination of the loan of Securities by a Fund, it shall deliver or cause to be delivered to the Custodian a Certificate specifying with respect to each such loan termination and return of Securities:
(a) the name of the issuer and the title of the Securities to be returned; (b) the number of shares or the principal amount to be returned; (c) the date of termination; (d) the total amount to be delivered by the Custodian (including the cash collateral for such Securities minus any offsetting credits as described in said Certificate); and (e) the name of the broker, dealer or financial institution from which the Securities will be returned. The Custodian shall receive all Securities returned from the broker, dealer, or financial institution to which such Securities were loaned and upon receipt thereof shall pay, out of the moneys held for the account of a Fund, the total amount payable upon such return of Securities as set forth in the Certificate.








                                   ARTICLE XII
                                  THE CUSTODIAN

              1. Except as hereinafter provided, neither the Custodian nor its nominee shall be liable for any loss or damage, including attorney's fees, resulting from its action or omission to act or otherwise, either hereunder or under any Margin Account Agreement, except for any such loss or damage arising out of its own negligence or willful misconduct. The Custodian may, with respect to questions of law arising hereunder or under any Margin Account Agreement, apply for and obtain the advice and opinion of counsel to a Fund or of its own counsel, at the expense of a Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with such advice or opinion. The Custodian shall be liable to a Fund for any loss or damage resulting from the use of the Book-Entry System or any Depository arising by reason of any negligence, misfeasance or willful misconduct on the part of the Custodian or any of its employees or agents.

              2. Without limiting the generality of the foregoing, the Custodian shall be under no obligation to inquire into, and shall not be liable for:

              (a) The validity of the issue of any Securities purchased, sold or written by or for a Fund, the legality of the purchase, sale or writing thereof, or the propriety of the amount paid or received thereof;

              (b) The legality of the issue or sale of any of a Fund's Shares, or the sufficiency of the amount to be received therefor;

              (c) The legality of the redemption of any of a Fund's Shares, or the propriety of the amount to be paid therefor;

              (d) The legality of the declaration or payment of any dividend by a Fund;

              (e) The legality of any borrowing by a Fund using Securities as collateral;

              (f) The legality of any loan of portfolio  Securities  pursuant to
Article XI of this Agreement, nor shall the Custodian be under any duty or obligation to see to it that any cash collateral delivered to it by a broker, dealer or financial institution or held by it at any time as a result of such loan of portfolio Securities of a Fund is adequate collateral for a Fund against any loss it might sustain as a result of such loan. The Custodian specifically, but not by way of limitation, shall not be under any duty or obligation periodically to check or notify a Fund that the amount of such cash collateral held by it for a Fund is sufficient collateral for a Fund, but such duty or obligation shall be the sole responsibility of a Fund. In addition, the Custodian shall be under no duty or obligation to see that any broker, dealer or financial institution to which portfolio Securities of a Fund are lent pursuant to Article XI of this Agreement makes payment to it of any dividends or interest which are payable to or for the account of a Fund during the period of such loan or at the termination of such loan, provided, however, that the Custodian shall promptly notify a Fund in the event that such dividends or interest are not paid and received when due; or

              (g) The sufficiency or value of any amounts of money and/or Securities held in any Margin Account, Segregated Security Account or Collateral Account in connection with transactions by a Fund. In addition, the Custodian shall be under no duty or obligation to see that any broker, dealer, or Clearing Member makes payment to a Fund of any variation margin payment or similar payment which a Fund may be entitled to receive from such broker, dealer, or Clearing Member, to see that any payment received by the Custodian from any broker, dealer, or Clearing Member is the amount a Fund is entitled to receive, or to notify a Fund of the Custodian's receipt or non-receipt of any such payment; provided however that the Custodian, upon a Fund's written request, shall as Custodian, demand from any broker, dealer, or Clearing Member identified by a Fund the payment of any variation margin payment or similar payment that a Fund asserts it is entitled to receive pursuant to the terms of a Margin Account Agreement or otherwise from such broker, dealer, or Clearing Member.

              3. The Custodian shall not be liable for, or considered to be the Custodian of, any money, whether or not represented by any check, draft or other instrument for the payment of money, received by it on behalf of a Fund until the Custodian actually receives and collects such money directly or by the final crediting of the account representing a Fund's interest at the Book-Entry System or the Depository.

              4. The  Custodian  shall have no  responsibility  and shall not be liable for ascertaining or acting upon any calls, conversions, exchanges, offers, tenders, interest rate changes or similar matters relating to Securities held in the Depository unless the Custodian shall have actually received timely notice from the Depository. In no event shall the Custodian have any responsibility or liability for the failure of the Depository to collect, or for the late collection or late crediting by the Depository of any amount payable upon Securities deposited in the Depository which may mature or be redeemed, retired, called or otherwise become payable. However, upon receipt of a Certificate from a Fund of an overdue amount on Securities held in the Depository, the Custodian shall make a claim against the Depository on behalf of a Fund, except that the Custodian shall not be under any obligation to appear in, prosecute or defend any action, suit or proceeding in respect to any Securities held by the Depository which in its opinion may involve it in expense or liability, unless indemnity satisfactory to it against all expense and liability be furnished as often as may be required.

              5. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to a Fund from the Transfer Agent of a Fund nor to take any action to effect payment or distribution by the Transfer Agent of a Fund of any amount paid by the Custodian to the Transfer Agent of a Fund in accordance with this Agreement.

              6. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (i) it shall be directed to take such action by a Certificate and (ii) it shall be assured to its satisfaction of reimbursement of its costs and expenses in connection with any such action.

              7. The Custodian may appoint one or more banking institutions as Depository or Depositories or as sub-custodian(s), including, but not limited to, banking institutions located in foreign countries, of Securities and moneys at any time owned by a Fund, upon terms and conditions approved in a Certificate, which shall, if requested by the Custodian, be accompanied by an approving resolution of the Trust's Board of Trustees adopted in accordance with Rule 17f-5 under the Investment Company Act of 1940, as amended.

              8. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the account of a Fund are such as properly may be held by a Fund under the provisions of its Declaration of Trust.

              9. The Custodian shall be entitled to receive and each Fund agrees to pay to the Custodian all out-of-pocket expenses and fees as set forth in Appendix D attached hereto. The Custodian may charge such fees and any expenses incurred by the Custodian in the performance of its duties against any money held by it for the account of a Fund. The Custodian shall also be entitled to charge against any money held by it for the account of a Fund the amount of any loss, damage, liability or expense, including attorney's fees, for which it shall be entitled to reimbursement under the provisions of this Agreement. The expense which the Custodian may charge against the account of a Fund include, but are not limited to, the expenses of Sub-Custodians of the Custodian incurred in settling outside of New York City transactions involving the purchase and sale of Securities of a Fund.

              10. The Custodian shall be entitled to rely upon any Certificate, notice or other instrument in writing received by the Custodian and reasonably believed by the Custodian to be a Certificate. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions actually received by the Custodian pursuant to Article IV or VII hereof. A Fund agrees to forward to the Custodian a Certificate or facsimile thereof, confirming such Oral Instructions or Written Instructions in such manner so that such Certificate or facsimile thereof is received by the Custodian, whether by hand delivery, telex or otherwise, by the close of business of the same day that such Oral Instructions or Written Instructions are given to the Custodian. A Fund agrees that the fact that such confirming instructions are not received by the Custodian shall in no way affect the validity of the transactions hereby authorized by a Fund. A Fund agrees that the Custodian shall incur no liability to a Fund in acting upon Oral Instructions given to the Custodian hereunder concerning such transactions, provided such instructions reasonably appear to have been received from an Authorized Person.

              11. The Custodian shall be entitled to rely upon any instrument, instruction or notice received by the Custodian and reasonably believed by the Custodian to be given in accordance with the terms and conditions of any Margin Account Agreement. Without limiting the generality of the foregoing, the Custodian shall be under no duty to inquire into, and shall not be liable for, the accuracy of any statements or representations contained in any such instrument or other notice including, without limitation, any specification of any amount to be paid to a broker, dealer, or Clearing Member.

              12. The books and records pertaining to a Fund which are in the possession of the Custodian shall be the property of a Fund. Such books and records shall be prepared and maintained as required by the Investment Company Act of 1940, as amended, and other applicable securities laws, rules and regulations. A Fund, or a Fund's authorized representative(s), shall have access to such books and records during the Custodian's normal business hours. Upon the reasonable request of a Fund, copies of any such books and records shall be provided by the Custodian to a Fund or a Fund's authorized representative(s) at a Fund's expense.

              13. The Custodian shall provide the Trust with any report obtained by the Custodian on the system of internal accounting control of the Book-Entry System or the Depository and with such reports on its own systems of internal accounting control as the Trust may reasonably request from time to time.

              14. A Fund agrees to indemnify the Custodian against and save the Custodian harmless from all liability, claims, losses and demands whatsoever, including attorney's fees, howsoever arising or incurred because of or in connection with the Custodian's payment or non-payment of checks pursuant to paragraph 6 of Article IX as part of any check redemption privilege program of a Fund, except for any such liability, claim, loss and demand arising out of the Custodian's own negligence or willful misconduct.

              15. Subject to the foregoing provisions of this Agreement, the Custodian may deliver and receive Securities, and receipts with respect to such Securities, and arrange for payments to be made and received by the Custodian in accordance with the customs prevailing from time to time among brokers or dealers in such Securities.

              16. The Custodian shall have no duties or responsibilities whatsoever except such duties and responsibilities as are specifically set forth in this Agreement or Appendix D attached hereto, and no covenant or obligation shall be implied in this Agreement against the Custodian.


                                  ARTICLE XIII
                                   TERMINATION

              1. This Agreement shall continue until November 8, 2000, and thereafter shall continue automatically for successive annual periods ending on the last day of December of each year, provided such continuance is specifically approved at least annually by (i) the Trust's Trustees or (ii) vote of a majority (as defined in the Investment Company Act of 1940) of a Fund's outstanding voting securities, provided that in either event its continuance also is approved by a majority of the Trust's Trustees who are not "interested persons" (as defined in said Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on sixty (60) days' notice, by the Trust's Trustees or, by vote of holders of a majority of a Fund's Shares or, upon not less than ninety (90) days' notice, by the Custodian. In the event such notice is given by a Fund, it shall be accompanied by a copy of a resolution of the Trustees of the Trust on behalf of a Fund, certified by the Secretary or any Assistant Secretary, electing to terminate this Agreement and designating a successor custodian or custodians, each of which shall be a bank or trust company having not less than $2,000,000 aggregate capital, surplus and undivided profits. In the event such notice is given by the Custodian, a Fund shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Trustees, certified by the Secretary or any Assistant Secretary, designating a successor custodian or custodians. In the absence of such designation by a Fund, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $2,000,000 aggregate capital, surplus and undivided profits. Upon the date set forth in such notice, this Agreement shall terminate and the Custodian shall, upon receipt of a notice of acceptance by the successor custodian, on that date deliver directly to the successor custodian all Securities and moneys then owned by a Fund and held by it as Custodian, after deducting all fees, expenses, and other amounts for the payment of reimbursement of which shall then be entitled.

              2. If a successor custodian is not designated by the Trust on behalf of a Fund or the Custodian in accordance with the preceding paragraph, a Fund shall, upon the date specified in the notice of termination of this Agreement and upon the delivery by the Custodian of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to a Fund) and moneys then owned by a Fund, be deemed to be its own custodian, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, in any Depository or by a Clearing Member which cannot be delivered to a Fund, to hold such Securities hereunder in accordance with this Agreement.


                                   ARTICLE XIV
                                  MISCELLANEOUS

              1. Annexed hereto as Appendix A is a Certificate signed by two of the present Officers of the Trust under its seal, setting forth the names and the signatures of the present Authorized Persons. The Trust agrees to furnish to the Custodian a new Certificate in similar form in the event that any such present Authorized Person ceases to be an Authorized Person or in the event that other or additional Authorized Persons are elected or appointed. Until such new Certificate shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the present Authorized Persons as set forth in the last delivered Certificate.

              2. Annexed hereto as Appendix B is a Certificate signed by two of the present Officers of the Trust, setting forth the names and the signatures of the present Officers of the Trust. A Fund agrees to furnish to the Custodian a new Certificate in similar form in the event any such present Officer ceases to be an Officer of the Trust, or in the event that other or additional Officers are elected or appointed. Until such new Certificate shall be received, the Custodian shall be fully be protected in acting under the provisions of this Agreement upon the signatures of the Officers as set forth in the last delivered Certificate.

              3. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be deemed sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at 420 Montgomery Street, San Francisco, California, 94105, or at such other place as the Custodian may from time to time designate in writing.

              4. Any notice or other instrument in writing, authorized or required by this Agreement to be given by or on behalf of a Fund, shall be deemed sufficiently given if addressed to a Fund and mailed or delivered to it at its office at 111 Center Street, Little Rock, Arkansas, 72201, or at such other place as a Fund may from time to time designate in writing.

              5. This Agreement may not be amended or modified in any manner except by a written agreement executed by both parties to this Agreement and approved by a resolution of the Trustees of the Trust.

              6. This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successor(s) and assign(s); provided, however, that this Agreement shall not be assignable by the Trust without the written consent of the Custodian, or by the Custodian without the written consent of the Trust, authorized or approved by a resolution of its Trustees.

              7. This Agreement shall be construed in accordance with the laws of the State of California without giving effect to the choice of law provisions thereof.





              8. This Agreement may be executed in any number of counterparts, each which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.








              IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized, as of the day and year first above written.


Wells Fargo Funds Trust BARCLAYS GLOBAL INVESTORS, N.A.


By:  /s/ Richard H. Blank, Jr.                       By:  /s/ Rochelle Siote
    --------------------------                            ---------------------
Name: Richard H. Blank, Jr.                          Name: Rochelle Siote
Title:   Assistant Secretary                         Title:   Principal









                                   APPENDIX A

                               AUTHORIZED PERSONS

                     Pursuant to Article I, Para. 1, and Article XIV, Para. 1, of the Custody Agreement, the following persons have been authorized by the Board of Trustees to give Oral Instructions and Written Instructions on behalf of a Fund.

Signature:
           ------------------------------------------

Name:
      -----------------------------------------------

Signature:
           ------------------------------------------

Name:
      -----------------------------------------------

Signature:
           ------------------------------------------

Name:
      -----------------------------------------------

Signature:
           ------------------------------------------

Name:
      -----------------------------------------------

Signature:
           ------------------------------------------

Name:
      -----------------------------------------------

Signature:
           ------------------------------------------

Name:
      -----------------------------------------------

Signature:
           ------------------------------------------

Name:
      -----------------------------------------------


                            By:
                                 ----------------------
                           Name: Richard H. Blank, Jr.
                           Title: Assistant Secretary










                                   APPENDIX B

                                    OFFICERS

                     Pursuant to Article I, Para. 8, and Article XIV,    Para.
2, of the Custody Agreement, the term "Officers" does not include any persons other than the President, Vice President, Secretary, Treasurer,
Controller, Assistant Secretary and Assistant Treasurer; and the following persons are Officers of the Trust authorized by the Board of Trustees to execute any Certificate, instruction, notice or other instrument on behalf of a Fund.


Signature: ____________________________

Name: _________________________________

Signature: ____________________________

Name: _________________________________

Signature: ____________________________

Name: _________________________________

Signature: ____________________________

Name: _________________________________

Signature: ____________________________

Name: _________________________________

Signature: ____________________________

Name: _________________________________

Signature: ____________________________

Name: _________________________________


By:     _____________________                By:   _______________________

Name: _____________________                 Name:  _______________________

Title:   _____________________           Title:  : _______________________








                                   APPENDIX C


               DESIGNATED PUBLICATIONS LIST FOR CALLED INSTRUMENTS


              The following publications are designated publications for the purposes of Article III, Para. 5(b):

              A.     The Bond Buyer

              B.     The Depository Trust Company Notices

              C.     Financial Daily Card Services

              D.     The New York Times

              E.     Standard & Poor's Called Bond Record

              F.     The Wall Street Journal






                                   APPENDIX D

                                  CUSTODY FEES

Net Asset Charge                                   0.0167% (1.67 bps) annually

Transaction Charges:
     Depository Eligible                                     $10.00 ea.
     Physical Delivery                                       $20.00 ea.
     Principal & Interest Paydown                            $10.00 ea.
     Sweeps                                                  $-0-









                                   APPENDIX E


                              Asset Allocation Fund
                              Index Allocation Fund





Approved by the Board of Trustees:  August 19, 1999.








                                                            EX-99.B(g)(2)


                                CUSTODY AGREEMENT

                             WELLS FARGO FUNDS TRUST


     AGREEMENT, dated as of July 25, 2000, and relates to the agreement made as of November 8, 1999, between Wells Fargo Funds Trust, a business Trust organized under the laws of the State of Delaware with its principal place of business at 111 Center Street, Little Rock, Arkansas 72201 and Wells Fargo Bank Minnesota, N.A. (the "Custodian"), a banking association organized under the laws of the United States of America with its principal place of business at Wells Fargo Center, Sixth and Marquette, Minneapolis, Minnesota 55479.

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company; and

     WHEREAS, the Trust desires to appoint the Custodian as custodian of the securities and cash of the investment portfolios ("Fund") listed in Appendix A and the Custodian is willing to act in such capacity upon the terms and conditions set forth below.

     NOW, THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the parties do hereby agree as follows:

     SECTION 1.  DEFINITIONS

     Whenever used in this Agreement, the following terms shall have the meanings specified, insofar as the context will allow.

(a) 1940 Act: The term 1940 Act shall mean the Investment Company Act of 1940, as amended from time to time.

(b) Authorized Person: The term Authorized Person shall be deemed to include the treasurer, the controller or any other person, whether or not any such person is an Officer or employee of the Trust, duly authorized by the Board of Trustees ("Trustees") to give Oral Instructions and Written Instructions on behalf of the Fund and listed in the Certificate attached hereto or such other Certificate as may be received from time to time by the Custodian.

(c) Authorized Administrative Person: The term Authorized Administrative Person shall mean those persons, duly authorized by the Board of Trustees, to give Oral and Written Instructions with respect to the payment of expenses for designated Funds.

(d)  Board:  The term Board shall mean the Board of Trustees of the Trust.
----------

(e) Book-Entry Account: The term Book-Entry Account shall mean an account maintained by a Federal Reserve Bank in which Book-Entry Securities are held.

(f) Book-Entry Securities: The term Book-Entry Securities shall mean securities issued by the United States Treasury and United States Federal agencies and instrumentalities that are maintained in the book-entry system maintained by a Federal Reserve Bank.

(g) Certificate: The term Certificate shall mean any notice, instruction, or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, which is actually received by the Custodian and signed on behalf of a Fund by any two Officers of the Trust.

(h) Clearing Member: The Term Clearing Member shall mean a registered broker-dealer that is a member of a national securities exchange qualified to act as a custodian for an investment company, or any broker-dealer reasonably believed by the Custodian to be such a clearing member.

(i) Depository: The term Depository shall mean The Depository Trust Company ("DTC"), Participants Trust Company ("PTC"), and any other clearing agency registered with the Securities and Exchange Commission under
         Section 17A of the Securities Exchange Act of 1934, its successor(s) and its nominee(s), provided the Custodian has received a certified copy of a resolution of the Board of Trustees specifically approving deposits in DTC, PTC or such other clearing agency. The term "Depository" shall further mean and include any person authorized to act as a depository pursuant to Section 17, Rule 17f-4 or Rule 17f-5 under the 1940 Act, its successor(s) and its nominee(s), specifically identified in a certified copy of a resolution of the Board of Trustees approving deposits therein by the Custodian.

(j)  Custodian:  The term Custodian shall mean the Custodian in its capacity
--------------   as custodian under this Agreement.


(k)  Foreign Securities:  The term Foreign Securities shall mean "Foreign
-----------------------   Securities" as that term is defined in Rule 17f-5
                          under the 1940 Act.

(l)  Foreign Custodian:  The term Foreign Custodian shall mean "Eligible Foreign
---------------------    Custodian" as that term is defined in Rule 17f-5 under
                         the 1940 Act.

(m)  Fund Business Day:  The term Fund Business Day shall mean a day that is a
----------------------   business day for a Fund as defined in the Fund's
                         prospectus.

(n) Funds: The term Funds shall mean the Funds listed in Appendix A or any Fund that the Trust shall subsequently establish, provided that the Custodian may decline to act as custodian for any Fund subsequently established.

(o) Margin Account: The term Margin Account shall mean a segregated account in the name of a broker, dealer, or Clearing Member, or in the name of the Trust or a Fund for the benefit of a broker, dealer, or Clearing Member, or otherwise, in accordance with an agreement between the Trust on behalf of a Fund, the Custodian and a broker, dealer, or Clearing Member (a "Margin Account Agreement"), separate and distinct from the custody account, in which certain Securities and/or moneys of a Fund shall be deposited and withdrawn from time to time in connection with such transactions as the Fund may from time to time determine. Securities held in the Book-Entry System or the Depository shall be deemed to have been deposited in, or withdrawn from, a Margin Account upon the Custodian's effecting an appropriate entry on its books and records.

(p) Money Market Securities: The term Money Market Securities shall be deemed to include, without limitation, debt obligations issued or guaranteed as to principal and interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, certificates of deposit and bankers' acceptances, repurchase and reverse repurchase agreements with respect to the same and bank time deposits, where the purchase and sale of such securities normally requires settlement in federal funds on the same date as such purchase or sale.

(q) Officers: The term Officers shall be deemed to include the President, Vice President, the Secretary, the Treasurer, the Controller, any Assistant Secretary, any Assistant Treasurer or any other person or persons duly authorized by the Trustees of the Trust to execute any Certificate, instruction, notice or other instrument on behalf of the Fund and listed in the Certificate attached hereto as Appendix B or such other Certificate as may be received by the Custodian from time to time.

(r) Oral Instructions: The term Oral Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to the Custodian in person or by telephone, vocal telegram or other electronic means, by a person or persons reasonably believed in good faith by the Custodian to be a person or persons authorized by a resolution of the Board to give Oral Instructions on behalf of the Trust or a Fund. Each Oral Instruction shall specify whether it is applicable to the entire Trust or a specific Fund of the Trust.

(s) Reverse Repurchase Agreement: The term Reverse Repurchase Agreement shall mean an agreement pursuant to which a Fund sells Securities and agrees to repurchase such Securities at a described or specified date and price.

(t) Securities: The term Securities shall mean bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities and investments from time to time owned by the Trust.

(u) Securities Depository: The term Securities Depository shall mean a system, domestic or foreign, for the central handling of securities in which all securities of any particular class or series of any issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the securities and shall include any system for the issuance of Book-Entry Securities.

(v) Segregated Security Account: shall mean an account maintained under the terms of this Agreement as a segregated account, by recordation or otherwise, within the custody account in which certain Securities and/or other assets of a Fund shall be deposited and withdrawn from time to time in accordance with Certificates received by the Custodian in connection with such transactions as a Fund may from time to time determine.

(w) Share Certificates: The term Share Certificates shall mean the certificates ----------------------- for the Shares.


(x) Shareholders: The term Shareholders shall mean the registered owners from time to time of the Shares, as reflected on the share registry records of the Trust.

(y) Shares: The term Shares shall mean the shares of common stock of a Fund, each of which, in the case of a Fund having Series, is allocated to a particular Series.

(z) Sub-Custodian: The term Sub-Custodian shall mean any person selected by the Custodian under Section 20 hereof and in accordance with the requirements of the 1940 Act to custody any or all of the Securities and cash of the Trust, and shall include Foreign Sub-Custodians.

(aa) Trust:  The term Trust shall mean Wells Fargo Funds Trust.
----------

(bb) Written Instructions: The term Written Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to the Custodian in original writing containing original signatures, or a copy of such document transmitted by telecopy, including transmission of such signature, or other mechanical or documentary means, at the request of a person or persons reasonably believed in good faith by the Custodian to be a person or persons authorized by a resolution of the Board to give Written Instructions on behalf of the Trust or a Fund. Each Written Instruction shall specify whether it is applicable to the entire Trust or a specific Fund of the Trust.

     SECTION 2.  APPOINTMENT

     The Trust hereby appoints the Custodian as custodian of the Securities and cash of each Fund from time to time on deposit hereunder. The Securities and cash of each Fund shall be and remain the sole property of the Fund and the Custodian shall have only custody thereof. The Custodian shall hold, earmark and physically segregate for the appropriate Fund account of the Trust all non-cash property, including all Securities that are not maintained pursuant to Section 6 in a Securities Depository or Book-Entry Account. The Custodian will collect from time to time the dividends and interest of the Securities held by the Custodian.

     The Custodian shall open and maintain a separate bank or trust account or accounts in the name of the Trust and each Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of the Trust or a Fund. Notwithstanding the foregoing, a separate bank account may be established by the Trust to be used as a petty cash account in accordance with Rule 17f-3 under the 1940 Act and the Custodian shall have not duty or liability with regard to such account.

     Upon receipt of Written Instructions, funds held by the Custodian for a Fund may be deposited by the Custodian to its credit in the banking department of the Custodian or in such other banks or trust companies as it may in its discretion deem necessary or desirable. Such funds shall be deposited by the Custodian in its capacity as Custodian and shall be withdrawable by the Custodian only in that capacity.

     SECTION 3.  DELIVERY OF BOARD RESOLUTIONS

     The Trust shall, as necessary, file with the Custodian a certified copy of the operative resolution of the Board authorizing execution of Written Instructions and the number of signatories required and setting forth authentic signatures of all signatories authorized to sign on behalf of the Trust or any Fund thereof. Such resolution shall constitute conclusive evidence of the authority of all signatories designated therein to act and shall be considered in full force and effect, with the Custodian fully protected in acting in reliance thereon, until the Custodian receives a certified copy of a replacement resolution adding or deleting a person or persons authorized to give written Instructions.

     The Trust shall, as necessary, file with the Custodian a certified copy of the operative resolution of the Board authorizing the transmittal of Oral Instructions and specifying the person or persons authorized to give Oral Instructions on behalf of the Trust or any Fund. Such resolution shall constitute conclusive evidence of the authority of the person or persons designated therein to act and shall be considered in full force and effect, with the Custodian fully protected in acting in reliance therein, until the Custodian actually receives a certified copy of a replacement resolution adding or deleting a person or persons authorized to give Oral Instructions. If the officer certifying the resolution is authorized to give Oral Instructions, the certification shall also be signed by a second officer of the Trust.

     SECTION 4.  INSTRUCTIONS

     For all purposes under this Agreement, the Custodian is authorized to act upon receipt of the first of any Written or Oral Instruction it receives. If the first Instruction is an Oral Instruction, the Trust shall deliver or have delivered to the Custodian a confirmatory Written Instruction; and if the Custodian receives an Instruction, whether Written or Oral, with respect to a Securities transaction, the Trust shall cause the broker or dealer to send a written confirmation of the transaction to the Custodian. The Custodian shall be entitled to rely on the first Instruction received and, for any act or omission undertaken in compliance therewith, shall be free of liability and fully indemnified and held harmless by the Trust. The sole obligation of the Custodian with respect to any confirmatory Written Instruction or broker or dealer written confirmation shall be to make reasonable efforts to detect any discrepancy between the original Instruction and such confirmation and to report such discrepancy to the Trust. The Trust shall be responsible, at the Trust's expense, for taking any action, including any reprocessing, necessary to correct any discrepancy or error, and to the extent such action requires the Custodian to act, the Trust shall give the Custodian specific Written Instructions as to the action required.

     SECTION 5.  DEPOSIT OF TRUST ASSETS

     The Trust will initially transfer and deposit or cause to be transferred and deposited with the Custodian all of the Securities, other property and cash owned by each Fund at the time this Agreement becomes effective, provided that the Custodian shall have the right, in its sole discretion, to refuse to accept any securities or other property that are not in proper form for deposit or any reason. Such transfer and deposit shall be evidenced by appropriate schedules duly executed by the Trust on behalf of the Fund. The Trust may deposit with the Custodian additional Securities of the Funds and dividends or interest collected on such Securities as the same are acquired from time to time.

     The Trust will cause to be deposited  with the Custodian  from time to time
(i) the net proceeds of Securities sold, (ii) the applicable net asset value of Shares sold, whether representing initial issue or any other securities and
(iii) cash as may be acquired. Deposits with respect to sales of Shares shall be accompanied by Written or Oral Instructions stating the amount to be deposited with the Custodian and registration instructions.

     SECTION 6.  DEPOSIT OF TRUST ASSETS WITH THIRD PARTIES

     The Trust hereby authorizes the Custodian to deposit assets of the Funds as follows:

     (a) With the Custodian or any other bank licensed and regularly examined by the United States or any state thereof assets held in the Option Account created pursuant to Section 13(b).

     (b) In the Custodian or Sub-Custodian's account(s) with any Securities Depository as the Trust shall permit by Written or Oral Instruction.

     (c) Book-Entry Securities belonging to a Fund in a Book-Entry Account maintained for the Custodian.

     So long as any deposit referred to in (b) or (c) above is maintained for a Fund, the Custodian shall: (i) deposit the Securities in an account that includes only assets held by the Custodian for customers; (ii) send the Trust a confirmation (i.e., an advice of notice of transaction) of any transfers of the Trust or a Fund to or from the account; (iii) with respect to Securities of a Fund transferred to the account, identify as belonging to the Fund a quantity of securities in a fungible bulk of securities that are registered in the name of the Custodian or its nominee, or credited to the Custodian's account on the books of a Securities Depository or the Custodian's agent; (iv) promptly send to the Trust all reports it receives from the appropriate Federal Reserve Bank or Securities Depository on its respective system of internal accounting control; and (v) send to the Trust such reports of the systems of internal accounting control of the Custodian and its agents through which Securities are deposited as are available and as the Trust may reasonably request from time to time.

     The Custodian shall be liable to the Trust or affected Fund for any loss or damage to the Trust or the Fund resulting from the negligence (including failure to act), fault or willful misconduct of the Custodian, its agents or employees in selecting a Securities Depository or Book-Entry Account. The Custodian shall not waive any rights it may have against a Securities Depository or Federal Reserve Bank. The Trust on behalf of the affected Fund may elect to be subrogated to the rights of the Custodian against the Securities Depository or Federal Reserve Bank or any other person with respect to any claim that the Custodian may have as a consequence of any such loss or damage, if and to the extent that the Trust or the affected Fund has not been made whole for any such loss or damage.

     SECTION 7.  REGISTRATION OF SECURITIES

     The Securities held by the Custodian, unless payable to bearer or maintained in a Securities Depository or Book-Entry Account pursuant to Section 6, shall be registered in the name of the Custodian or in the name of its nominee, or if directed by Written Instructions, in the name of the Fund or its nominee. In the event that any Securities are registered in the name of the Fund or its nominee, the Trust on behalf of the Fund will endorse, or cause to be endorsed, to the Custodian dividend and interest checks, or will issue appropriate orders to the issuers of the Securities to pay dividends and interest to the Custodian. Securities, excepting bearer securities, delivered from time to time to the Custodian shall, in all cases, be in due form for transfer, or registered as above provided.

     SECTION 8.  DISBURSEMENTS OF CASH

     The Custodian is hereby authorized and directed to disburse cash to or from a Fund from time to time as follows:

     (a) For the purchase of Securities by the Fund, upon receipt by the Custodian of (i) Written or Oral Instructions specifying the Securities and stating the purchase price and the name of the broker, investment banker or other party to or upon whose order the purchase price is to be paid and (ii) either the Securities so purchased, in due form for transfer or already registered as provided in Section 7, or notification by a Securities Depository or a Federal Reserve Bank that the Securities have been credited to the Custodian's account with the Securities Depository or Federal Reserve Bank.

     (b) For transferring funds, including mark-to-the-market payments, in connection with a repurchase agreement covering Securities that have been received by the Custodian as provided in subsection (a) above, upon receipt by the Custodian of (i) Written or Oral Instruction specifying the Securities, the purchase price and the party to whom the purchase price is to be paid and (ii) written agreement to repurchase the Securities from the Fund.

     (c) For transferring funds to a duly-designated redemption paying agent to redeem or repurchase Shares, upon receipt of (i) either Share Certificates in due form for transfer, or proper processing of Shares for which no Share Certificates are outstanding and (ii) Written or Oral Instructions stating the applicable redemption price.

     (d) For exercising warrants and rights received upon the Securities, upon timely receipt of Written or Oral Instructions authorizing the exercise of such warrants and rights and stating the consideration to be paid.

     (e) For repaying, in whole or in part, any loan of a Fund, or returning cash collateral for Securities loaned by a Fund, upon receipt of Written or Oral Instructions directing payment and stating the Securities, if any, to be received against payment.

     (f) For paying over to a duly-designated dividend disbursing agent such amounts as may be stated in Written or Oral Instructions as the Fund deems appropriate to include in dividends or distributions declared on the Shares.

     (g) For paying or reimbursing the Fund for other corporate expenditures, upon receipt of Written or Oral Instructions stating that such expenditures are or were authorized by resolution of the Board and specifying the amount of payment, the purposes for which such payment is to be made, and the person or persons to whom payment is to be made.

     (h) For transferring funds to any Sub-Custodian, upon receipt of Written or Oral Instructions and upon agreement by the Custodian.

     (i) To advance or pay out accrued interest on bonds purchased, dividends on stocks sold and similar items.

     (j) To pay proper compensation and expenses of the Custodian.

     (k) To pay, or provide the Fund with money to pay, taxes, upon receipt of appropriate Written or Oral Instructions.

     (l) To transfer funds to a separate checking account maintained by the Trust on behalf of a Fund.

     (m) To pay interest, management or supervisory fees, administration, dividend and transfer agency fees and costs, compensation of personnel and operating expenses, including but not limited to fees for legal, accounting and auditing services.

     Before making any payments or disbursements, however, the Custodian shall receive, and may conclusively rely upon, Written or Oral Instructions requesting such payment or disbursement and stating that it is for one or more or the purposes enumerated above. Notwithstanding the foregoing, the Custodian may disburse cash for other corporate purposes; provided, however, that such disbursement maybe made only upon receipt of Written or Oral Instructions stating that such disbursement was authorized by resolution of the Board.

     SECTION 9.  DELIVERY OF SECURITIES

     The Custodian is hereby authorized and directed to deliver Securities of the Funds from time to time as follows:

     (a) For completing sales of Securities sold by a Fund, upon receipt of (i) Written or Oral Instructions specifying the Securities sold, the amount to be received and the broker, investment banker or other party to or upon whose order the Securities are to be delivered and (ii) the net proceeds of sale; provided, however, that the Custodian may accept payment in connection with the sale of Book-Entry Securities and Securities on deposit with a Securities Depository by means of a credit in the appropriate amount to the account described in Section 6(b) or (c) above.

     (b) For exchanging Securities for other Securities (and cash, if applicable), upon timely receipt of (i) Written or Oral Instructions stating the Securities to be exchanged, cash to be received and the manner in which the exchange is to be made and (ii) the other Securities (and cash, if applicable) as specified in the Written or Oral Instructions.

     (c) For exchanging or converting Securities pursuant to their terms or pursuant to any plan of conversion, consolidation, recapitalization, reorganization, re-adjustment or otherwise, upon timely receipt of (i) Written or Oral Instructions authorizing such exchange or conversion and stating the manner in which such exchange or conversion is to be made and (ii) the Securities, certificates of deposit, interim receipts, and/or cash to be received as specified in the Written or Oral Instructions.

     (d) For presenting for payment Securities that have matured or have been called for redemption;

     (e) For delivering Securities upon redemption of Shares in kind, upon receipt of (i) Share Certificates in due form for transfer, or proper processing of Shares for which no Share Certificates are outstanding and (ii) appropriate Written or Oral Instructions.

     (f) For depositing with the lender Securities to be held as collateral for a loan to a Fund or depositing with a borrower Securities to be loaned by a Fund, (i) upon receipt of Written or Oral Instructions directing delivery to the lender or borrower and suitable collateral, if Securities are loaned or (ii) pursuant to the terms of a separate securities lending agreement.

     (g) For complying with a repurchase agreement, upon receipt of Written or Oral Instructions stating (i) the securities to be delivered and the payment to be received and (ii) payment.

     (h) For depositing with a depository agent in connection with a tender or other similar offer to purchase Securities of a Fund, upon receipt of Written or Oral Instructions.

     (i) For depositing Securities with the issuer thereof, or its agents, for the purpose of transferring such Securities into the name of a Fund, the Custodian or any nominee of either in accordance with Section 7.

     (j) For other proper corporate purposes; provided, that the Custodian shall receive Written or Oral Instructions requesting such delivery.

     (k) Notwithstanding the foregoing, the Custodian may, without Written or Oral Instructions, surrender and exchange Securities for other Securities in connection with any reorganization, recapitalization, or similar transaction in which the owner of the Securities is not given an option; provided, however, that the Custodian has no responsibility to effect any such exchange unless it has received actual notice of the event permitting or requiring such exchange. To facilitate any such exchange, the Custodian is authorized to surrender against payment maturing obligations and obligations called for redemption and to effectuate the exchange in accordance with customary practices and procedures established in the market for exchanges.

     SECTION 10.  BORROWINGS

     The Fund will cause any person (including the Custodian) from which it borrows money using Securities as collateral to deliver to the Custodian a notice of undertaking in the form currently employed by the lender setting forth the amount that the lender will loan to the Trust against delivery of a stated amount of collateral. The Fund shall promptly deliver to the Custodian Written or Oral Instructions for each loan, stating (i) the name of the lender, (ii) the amount and terms of the loan, which terms may be specified by incorporating by reference an attached promissory note or loan agreement duly endorsed by the Trust on behalf of the Fund, (iii) the time and date, if known, on which the loan will be consummated (the "borrowing date"), (iv) the date on which the loan becomes due and payable, (v) the total amount payable to the Fund on the borrowing date, (vi) the market value of Securities to be delivered as collateral for such loan and (vii) the name of the issuer, the title and the number of shares or principal amount of the Securities to be delivered as collateral. The Custodian shall deliver on the borrowing date such specified collateral and the executed promissory note, if any, and receive from the lender the total amount of the loan proceeds; provided, however, that no delivery of Securities shall occur if the amount of loan proceeds does not conform to the amount set forth in the Written or Oral Instructions, or if such Instruction do not contain the requirements of (vii) above. The Custodian may, at the option of the lender, keep such collateral in its possession; provided such collateral is subject to all rights given the lender by any promissory note or loan agreement executed by the Trust on behalf of a Fund.

     The Custodian shall deliver, from time to time, any Securities required as additional collateral for any transaction described in this Section, upon receipt of Written or Oral Instructions. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian.
     SECTION 11.  INDEBTEDNESS TO CUSTODIAN

     If, in its sole discretion, the Custodian advances funds to a Fund to pay for the purchase of Securities, to cover an overdraft of the Fund's account with the Custodian, or to pay any other indebtedness to the Custodian, the Fund's indebtedness shall be deemed to be a loan by the Custodian to the Fund, payable on demand and bearing interest at the rate specified in the separate Overdraft and Compensating Balances Procedures; provided, however, that the Custodian shall give the Fund notice of any such advance that exceeds five percent of the value of the Securities and cash held by the Custodian at the time of the advance. The Fund hereby agrees that the Custodian shall have a continuing lien and security interest, to the extent of any such overdraft or indebtedness, in any property then held by the Custodian or its agents for the benefit of the Fund, or in which the Fund may have an interest. The Fund authorizes the Custodian, in its sole discretion at any time, to charge any such overdraft or indebtedness, together with interest due thereon, against any balance then credited to the Fund on the Custodian's books. Under no circumstances will one Fund be liable for the indebtedness of another Fund.

     SECTION 12.  COMPENSATING BALANCES

     The Custodian may compensate a Fund for any interest earned by the Custodian on uninvested cash balances maintained in a Fund's account pursuant to the Overdraft and Compensating Balances Procedures. The Custodian shall maintain records, or provide the Fund with such records, sufficient to identify payments made pursuant to this section, and the uninvested cash balance and interest earned on such balance that prompted the compensating balances payment.

     SECTION 13.  SECURITIES LOANS

     The Custodian may from time to time lend securities of a Fund in accordance with and pursuant to a separate securities lending agreement.


     SECTION 14.  OPTIONS, FUTURES CONTRACTS AND SEGREGATED ACCOUNTS

     The  Custodian's   responsibilities  regarding  option  contracts  will  be
governed by the following sub-paragraphs:

     (a) Options.
         -------

          (i) Upon receipt of Written or Oral Instructions relating to the purchase of an option or sale of a covered call option, the Custodian shall: (A) receive and retain confirmations or other documents, if any, evidencing the purchase or writing of the option; (B) if the transaction involves the sale of a covered call option, deposit and maintain in a segregated account the Securities (either physically or by book-entry in a Securities Depository) subject to the covered call option written on behalf of the Funds; and (C) pay, release and/or transfer such securities, cash or other assets in accordance with any notices or other communications evidencing the expiration, termination or exercise of such options which are furnished to the Custodian by the Options Clearing Corporation (the "OCC"), the Securities or Options Exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions.

          (ii) Upon receipt of instructions relating to the sale of a naked option (including stock index and commodity options), the Custodian, the Fund and the broker-dealer shall enter into an agreement to comply with the rules of the OCC or of any registered national securities exchange or similar organizations(s). Pursuant to that agreement and any Written or Oral Instructions, the Custodian shall: (A) receive and retain confirmations or other documents, if any, evidencing the writing of the option; (B) deposit and maintain in a segregated account Securities (either physically or by book-entry in a Securities Depository cash and/or other assets; and (C) pay, release and/or transfer such Securities, cash or other assets in accordance with any such agreement and with any notices or other communications evidencing the expiration, termination or exercise of such option which are furnished to the Custodian by the OCC, the Securities or Options Exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions. The Custodian shall not be responsible for determining the quality and quantity of assets held in any segregated account established in compliance with applicable margin maintenance requirements and the performance of other terms of any option contract.

     (b) Futures Contracts. Upon receipt of Written or Oral Instructions, the custodian shall enter into a futures margin procedural agreement among the Fund, the Custodian and the designated futures commission merchant (a "Procedural Agreement"). Under the Procedural Agreement the Custodian shall: (A) receive and retain confirmations, if any, evidencing the purchase or sale of a futures contract or an option on a futures contract by a Series; (B) deposit and maintain in a segregated account cash, Securities and/or other assets designated as initial, maintenance or variation "margin" deposits intended to secure the Funds' performance of its obligations under any futures contracts purchased or sold, or any options on futures contracts written by the Funds, in accordance with the provisions of any Procedural Agreement designed to comply with the provisions of the Commodity Futures Trading Commission and/or any commodity exchange or contract market (such as the Chicago Board of Trade), or any similar organization(s), regarding such margin deposits; and (C) release assets from and/or transfer assets into such margin accounts only in accordance with any such Procedural Agreements. The Custodian shall not be responsible for determining the type and amount of assets held in the segregated account or paid to the broker-dealer in compliance with applicable margin maintenance requirements and the performance of any futures contract or option on a futures contract in accordance with its terms.

     (c) Segregated Accounts. Upon receipt of Written or Oral Instructions, the Custodian shall establish and maintain on its books a segregated account or accounts for and on behalf of the Funds, into which account or accounts may be transferred assets of each Fund, including Securities maintained by the Custodian in a Securities Depository, said account or accounts to be maintained
(i) for the purpose of compliance by the Fund with the procedures required by SEC 1940 Act Release Number 10666 or any subsequent release or releases relating to the maintenance of segregated accounts by registered investment companies or
(ii) for such other purposes as may be set forth, from time to time in Written or Oral Instructions. The Custodian shall not be responsible for the determination of the type or amount of assets to be held in any segregated account referred to in this paragraph.

     SECTION 15.  EXERCISE OF POWERS WITH RESPECT TO SECURITIES

     The Custodian assumes no duty, obligation or responsibility whatsoever to exercise any voting or consent powers with respect to the Securities held by it from time to time hereunder. The Fund or such persons as it may designate shall have the right to vote, consent or otherwise act with respect to Securities. The Custodian will exercise its best efforts (as defined in Section 16) to furnish to the Fund in a timely manner all proxies or other appropriate authorizations with respect to Securities registered in the name of the Custodian or its nominee, so that the Fund or its designee may vote, consent or otherwise act.

     SECTION 16.  COMPENSATION

     (a) Each Fund agrees to pay to the Custodian compensation for its services as set forth in Appendix A hereto, or as shall be set forth in written amendments to Appendix A approved by the Fund and the Custodian from time to time.

     (b) The Fund shall pay all fees and expenses of any Sub-Custodian approved by the Fund.

     SECTION 17.  CORPORATE ACTIVITY

     The Custodian will exercise its best efforts to forward to the Fund in a timely manner all notices of shareholder meetings, proxy statements, annual reports, conversion notices, call notices, or other notices or written materials of any kind (excluding share certificates and dividend, principal and interest payments) sent to the Custodian as registered owner of Securities. Best efforts as used in this Agreement shall mean the efforts reasonably believed in good faith by the Custodian to be adequate in the circumstances.

     Upon receipt of warrants or rights issued in connection with the assets of a Fund, the Custodian shall enter into its ledgers appropriate notations indicating such receipt and shall notify the Fund of such receipt. However, the Custodian shall have no obligation to take any other action with respect to such warrants or rights, except as directed in Written or Oral Instructions.

     Custodian shall take all reasonable actions, as agreed to by the Trust and the Custodian, to assist the Trust in obtaining from year to year favorable opinions from the Trust's independent auditors with respect to the Custodian's activities hereunder.

     SECTION 18.  RECORDS

     The Custodian acknowledges and agrees that all books and records maintained for the Trust or a Fund in any capacity under this Agreement are the property of the Trust and may be inspected by the Trust or any authorized regulatory agency at any reasonable time. Upon request all such books and records will be surrendered promptly to the Trust. The Custodian agrees to make available upon request and to preserve for the periods prescribed in Rule 31a-2 of the 1940 Act any records related to services provided under this Agreement and required to be maintained by Rule 31a-1 under the 1940 Act.

     SECTION 19.  LIABILITY

     The Custodian assumes only the usual duties and obligations normally performed by custodians of open-end investment companies. The Custodian specifically assumes no responsibility for the management, investment or reinvestment of the Securities from time to time owned by the Funds, whether or not on deposit hereunder. The Custodian assumes no duty, obligation or responsibility whatsoever with respect to Securities not deposited with the Custodian.

     The Custodian may rely upon the advice of counsel, who may be counsel for the Trust or for the Custodian, and upon statements of accountants, brokers or other persons believed by the Custodian in good faith to be expert in the matters upon which they are consulted. The Custodian shall not be liable for any action taken in good faith reliance upon such advice or statements. The Custodian shall not be liable for action taken in good faith in accordance with any Written or Oral Instructions, request or advice of the Trust or its officers, or information furnished by the Trust or its officers. The Custodian shall not be liable for any non-negligent action taken in good faith and reasonably believed by it to be within the powers conferred upon it by this Agreement.

     No liability of any kind, other than to the Trust or affected Fund, shall attach to the Custodian by reason of its custody of the Securities and cash held by the Custodian hereunder or otherwise as a result of its custodianship. In the event that any claim shall be made against the Custodian, it shall have the right to pay the claim and reimburse itself from the assets of the Fund; provided, however, that no such reimbursement shall occur unless the Fund is notified of the claim and is afforded an opportunity to contest or defend the claim, if it so elects. A Fund agrees to indemnify and hold the Custodian harmless for any loss, claim, damage or expense arising out of the custodian relationship under this Agreement; provided such loss, claim, damage or expense is not the direct result of the Custodian's negligence or willful misconduct.

     SECTION 20.  TAXES

     The Custodian shall not be liable for any taxes, assessments or governmental charges that may be levied or assessed upon the Securities held by it hereunder, or upon the income therefrom. Upon Written or Oral Instruction, the Custodian may pay any such tax, assessment or charge and reimburse itself out of the monies of the Fund or the Securities held hereunder.


         SECTION 21.  FOREIGN SECURITIES

         The Custodian shall be authorized to provide services as an eligible foreign custodian and act as a foreign custody manager, as those terms are defined in Rule 17f-5 under the 1940 Act, as amended. The Custodian shall not be responsible for acting as a foreign custody manager unless and until the Custodian accepts such delegation of responsibility pursuant to a separate Delegation Agreement, approved by the Board of Trustees, that describes the Custodian's duties as a foreign custody manager and identifies the Funds for which the Custodian will so act.

         SECTION 22.  SUB-CUSTODIANS

     (a) The Custodian may from time to time request appointment of one or more Sub-Custodians. Upon receipt of Written or Oral Instructions authorizing the use of a Sub-Custodian, the Custodian shall appoint one or more Sub-Custodians or Foreign Sub-Custodians of Securities and cash owned by the Trust from time to time.

     (b) The Custodian shall have no liability to the Trust by reason of any act or omission of any Sub-Custodian approved by the Trust, and the Trust shall indemnify the Custodian and hold it harmless from and against any and all actions, suits, claims, losses, damages, costs, charges, counsel fees, payments, expenses and liabilities arising directly or indirectly out of or in connection with the performance of any Sub-Custodian approved by the Trust. The Custodian assigns to the Trust any and all claims for any losses, costs, expenses, or damages that may be incurred by the Trust by reason of the negligence, gross negligence or misconduct of any Sub-Custodian approved by the Trust, or by reason of the failure of a Sub-Custodian approved by the Trust to perform in accordance with any applicable agreement, including instructions of the Custodian. The Custodian shall be under no obligation to prosecute or to defend any action, suit or claim arising out of, or in connection with, the performance of any Sub-Custodian approved by the Trust, if, in the opinion of the
Custodian's  counsel,  such  action will  involve  expense or  liability  to the
Custodian. The Trust shall, upon request, furnish the Custodian with satisfactory indemnity against such expense or liability, and upon request of the Custodian, the Trust shall assume the entire defense of any action, suit, or claim subject to the foregoing indemnity.

     With respect to each Sub-Custodian not approved by the Trust, the Custodian shall be liable to the Trust for any loss which shall occur as a result of the failure of the Sub-Custodian to exercise reasonable care with respect to the safekeeping of assets to the same extent that the Custodian would be liable to the Trust if the Custodian were holding such assets in its own premises. The Custodian shall be liable to the Trust under this paragraph only to the extent of the Trust's direct damages, to be determined based on the market value of the assets which are subject to loss and without reference to any special conditions or circumstances.



     SECTION 22.  EFFECTIVENESS, DURATION AND TERMINATION

     (a) This Agreement may be executed in more than one counterpart, each of which shall be deemed to be an original, and shall become effective on the date hereof. This Agreement shall remain in effect for a period of one year from the date of its effectiveness and shall continue in effect for successive twelve-month periods; provided that such continuance is specifically approved at least annually by the Board and by a majority of the Trustees who are not parties to this Agreement or interested persons of any such party.

     (b) This Agreement may be terminated by either party upon notice to the other. The termination shall become effective at the time specified in the notice but no earlier than sixty (60) days after the date of the notice. Upon notice of termination, the Trust shall use its best efforts to obtain a successor custodian. If a successor custodian is not appointed within ninety
(90) days after the date of the notice of termination, the Board shall, by resolution, designate the Trust as its own custodian. Each successor custodian shall be a person qualified to serve under the 1940 Act. Promptly following receipt of written notice from the Trust of the appointment of a successor custodian and receipt of Written or Oral Instructions, the Custodian shall deliver all Securities and cash it then holds directly to the successor custodian and shall, upon request of the Trust and the successor custodian and upon payment of the Custodian's reasonable charges and disbursements, (i) execute and deliver to the successor custodian an instrument approved by the successor custodian's counsel transferring to the successor custodian all the rights, duties and obligations of the Custodian, (ii) transfer to the successor custodian the originals or copies of all books and records maintained by the Custodian hereunder and (iii) cooperate with, and provide reasonable assistance to, the successor custodian in the establishment of the books and records necessary to carry out the successor custodian's responsibilities hereunder. Upon delivery of the Securities and other assets of the Trust and compliance with the other requirements of this Section 21, the Custodian shall have no further duty or liability hereunder. Every successor custodian appointed hereunder shall execute and deliver an appropriate written acceptance of its appointment and shall thereupon become vested with the rights, duties and obligations of the predecessor custodian.

     SECTION 23.  REQUIRED PERFORMANCE ON FUND BUSINESS DAYS

     Nothing contained in this Agreement is intended to or shall require the Custodian, in any capacity hereunder, to perform any functions or duties on any day other than a Fund Business Day. Functions or duties normally scheduled to be performed on any day which is not a Fund Business Day shall be performed on, and as of, the next Fund Business Day unless otherwise required by law.

     SECTION 24.  MISCELLANEOUS

     (a) This Agreement shall extend to and bind the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust without the written consent of the Custodian, or by the Custodian without the written consent of the Trust. Notwithstanding the foregoing, either party may assign this Agreement without the consent of the other party so long as the assignee is an affiliate, parent or subsidiary of the assigning party and the assignee of the Custodian is qualified to serve as custodian under the 1940 Act.

     (b) This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota.

     (c) The captions inserted herein are for convenience of reference and shall not affect, in any way, the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.


                             WELLS FARGO FUNDS TRUST


                            By: /s/ C. David Messman
                                ----------------------
                                    C. David Messman
                                    Secretary


                        WELLS FARGO BANK MINNESOTA, N.A.


                       By: /s/ P. Jay Kiedrowski
                           ---------------------
                               P. Jay Kiedrowski
                               Executive Vice President







                                CUSTODY AGREEMENT

                             Wells Fargo Funds Trust
                                   Appendix A


For its custodial services, the Custodian shall receive a fee, with respect to each Fund, except for the International Equity Fund, International Fund, and the Specialized Technology Fund, of 0.02% of the average daily net assets of each such Fund. The custodial fee for the Gateway Funds, which are listed below with an asterisk, is 0.0% so long as they remain a Gateway Fund. The custodial fee for the International Equity Fund and the International Fund is 0.25%. The custodial fee for the Specialized Technology Fund is 0.07%.


           Funds of Wells Fargo Funds Trust Covered by This Agreement

67.  Aggressive Balanced-Equity Fund*
68.  Arizona Tax-Free Fund
69.  California Tax-Free Fund
70.  California Limited Term Tax-Free Fund
71.  California Tax-Free Money Market Fund
72.  California Tax-Free Money Market Trust
73.  Cash Investment Money Market Fund
74.  Colorado Tax-Free Fund
75.  Corporate Bond Fund
76.  Disciplined Growth Fund*
77.  Diversified Bond Fund*
78.  Diversified Equity Fund*
79.  Diversified Small Cap Fund*
80.  Equity Income Fund*
81.  Equity Index Fund
82.  Equity Value Fund
83.  Government Money Market Fund
84.  Growth Balanced Fund*
85.  Growth Equity Fund*
86.  Growth Fund
87.  Income Fund
88.  Income Plus Fund
89.  Index Fund*
90.  Intermediate Government Income Fund
91.  International Fund*
92.  International Equity Fund
93.  Large Company Growth Fund*
94.  Limited Term Government Income Fund
95.  Mid Cap Growth Fund
96.  Minnesota Intermediate Tax-Free Fund
97.  Minnesota Money Market Fund
98.  Minnesota Tax-Free Fund
99.  Moderate Balanced Fund*
100. Money Market Fund
101. Money Market Trust
102. National Limited Term Tax-Free Fund
103. National Tax-Free Fund
104. National Tax-Free Institutional Money Market Fund
105. National Tax-Free Money Market Fund
106. National Tax-Free Money Market Trust
107. Nebraska Tax-Free Fund
108. Oregon Tax-Free Fund
109. OTC Growth Fund
110. Overland Express Sweep Fund
111. Prime Investment Money Market Fund
112. Small Cap Growth Fund
113. Small Cap Opportunities Fund
114. Small Cap Value Fund*
115. Small Company Growth Fund*
116. Specialized Technology Fund
117. Stable Income Fund*
118. Strategic Income Fund*
119. Treasury Plus Institutional Money Market Fund
120. Treasury Plus Money Market Fund
121. 100% Treasury Money Market Fund
122. Variable Rate Government Fund
123. Wealthbuilder Growth & Income Portfolio
124. Wealthbuilder Growth Balanced Portfolio
125. Wealthbuilder Growth Portfolio


Approved by the Board of Trustees: March 26, 1999, as amended: August 19, 1999, October 28, 1999, January 25, 2000, May 9, 2000, and July 25, 2000.

     The Funds listed in this Appendix A were last approved by the parties to this Agreement as of July 25, 2000.

                             WELLS FARGO FUNDS TRUST


                             By: /s/ C. David Messman
                                ----------------------
                                     C. David Messman
                                     Secretary


                        WELLS FARGO BANK MINNESOTA, N.A.



                        By: /s/ P. Jay Kiedrowski
                            -----------------------
                                P. Jay Kiedrowski
                                Executive Vice President










                                                       EX-99.B(g)(2)(i)




July 25, 2000

Wells Fargo Funds Trust
c/o Stephens Inc.
111 Center Street
Little Rock, AR 77201

Re:  Foreign Custody Manager

Ladies and Gentlemen:

     In connection with the safekeeping of securities and cash and various other custody activities provided by Wells Fargo Bank Minnesota, N.A. (the "Custodian") to Wells Fargo Funds Trust (the "Trust") under the Custody Agreement dated as of November 8, 1999 (the "Agreement"), as amended January 25, 2000, the Trust desires to delegate to the Custodian certain additional duties as a "Foreign Custody Manager" for the series identified in Exhibit A (each a "Fund" or collectively the "Funds") as permitted by Rule 17f-5 of the Investment Company Act of 1940, ("Rule 17f-5"). This agreement replaces the prior agreement dated April 3, 2000. Such additional duties shall be performed on the terms and conditions set forth herein.

     Capitalized terms not otherwise defined herein shall have the meaning attributed to them in the attached Exhibit B.

     The Trust hereby delegates to the Custodian, with respect to each Fund's assets located in each Specified Country, the duties of a "Foreign Custody Manager" as defined in Rule 17f-5 and as specified below. The Custodian accepts the Board's delegation of responsibilities with respect to each Specified Country and agrees in performing the Responsibilities as a Foreign Custody Manager to exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of each Fund's assets would exercise.

Section I.    Reports.

     The Custodian shall provide to the Board at such times as the Board deems reasonable and appropriate based on the circumstances of the Funds' foreign custody arrangements, written reports notifying the Board of the placement of assets of each Fund with a particular Eligible Foreign Custodian within a Specified Country and of any material change in the arrangements (including, in the case of Qualified Foreign Banks, any material change in any contract governing such arrangements and in the case of Securities Depositories, any material change in the established practices or procedures of such Securities Depositories) with respect to assets of a Fund with any such Eligible Foreign Custodian.





Section II.   Duties of the Custodian.

1. Subject to the provisions of this Agreement, the Custodian shall with respect to each Specified Country select an Eligible Foreign Custodian. In connection therewith, the Custodian shall:


         (a) determine that assets of the Funds held by such Eligible Foreign Custodian will be subject to reasonable care, based on the standards applicable to custodians in the relevant market in which such Eligible Foreign Custodian operates, after considering all factors relevant to the safekeeping of such assets, including, without limitation, those contained in paragraph (c)(1) of the Rule;



         (b) determine that each Fund's foreign custody arrangements with each Qualified Foreign Bank are governed by a written contract with the Custodian (or, in the case of a Securities Depository, by such a contract, by the rules or established practices or procedures of the Securities Depository, or by any combination of the foregoing) which will provide reasonable care for each Fund's assets based on the standards specified in paragraph (c)(1) of the Rule;



         (c) determine that each contract with a Qualified Foreign Bank shall include the provisions specified in paragraph (c)(2)(i)(A) through (F) of the Rule or, alternatively, in lieu of any or all of such (c)(2)(i)(A) through (F) provisions, such other provisions as the Custodian determines will provide, in their entirety, the same or a greater level of care and protection for the assets of each Fund as such specified provisions;



         (d) monitor pursuant to the Monitoring System the appropriateness of maintaining the assets of a Fund with a particular Eligible Foreign Custodian pursuant to paragraph (c)(1) of the Rule and in the case of a Qualified Foreign Bank, any material change in the contract governing such arrangement and in the case of a Securities Depository, any material change in the established practices or procedures of such Securities Depository; and



         (e) advise the Trust whenever an arrangement (including, in the case of a Qualified Foreign Bank, any material change in the contract governing such arrangement and in the case of a Securities Depository, any material change in the established practices or procedures of such Securities Depository) described in preceding clause (d) no longer meets the requirements of the Rule.



         Anything in this Foreign Custody Manager Agreement to the contrary notwithstanding, in no event shall the Custodian be deemed to have selected any Securities Depository the use of which is mandatory by law or regulation or because securities cannot be withdrawn from such Securities Depository, or because maintaining securities outside the Securities Depository is not consistent with prevailing custodial practices in the relevant market (each, a "Compulsory Depository"); it being understood however, that for each Compulsory Depository utilized or intended to be utilized by the Trust, the Custodian shall provide the Trust from time to time with information addressing the factors set forth in Section (c)(1) of the Rule and the Custodian's opinions with respect thereto so that the Trust may determine the appropriateness of placing Trust assets therein.


     2. (a) For purposes of Clauses (a) and (b) of preceding paragraph 1 of this Section, with respect to Securities Depositories, it is understood that such determination shall be made on the basis of, and limited by, information gathered through the Custodian's subcustodian network through the Bank of New York, or through publicly available information otherwise obtained with respect to each such Securities Depository.

         (b) For purposes of clause (d) of preceding Section 1 of this Section, the Custodian's determination of appropriateness shall not include, nor be deemed to include, any evaluation of Country Risks associated with investment in a particular country. For purposes hereof, "Country Risks" shall mean systemic risks of holding assets in a particular country including, but not limited to,
(a) the use of Compulsory Depositories, (b) such country's financial infrastructure, (c) such country's prevailing custody and settlement practices,
(d) nationalization, expropriation or other governmental actions, (e) regulation of the banking or securities industry, (f) currency controls, restrictions, devaluations or fluctuations, and (g) market conditions which affect the orderly execution of securities transactions or affect the value of securities.

Section III.  Representations.

     1. The Trust hereby represents that: (a) this Foreign Custody Manager Agreement has been duly authorized, executed and delivered by the Trust, constitutes a valid and legally binding obligation of the Trust on behalf of each Fund enforceable in accordance with its terms, and no statute, regulation, rule, order, judgment or contract binding on the Trust prohibits the Trust's execution or performance of this Agreement; (b) this Foreign Custody Manager Agreement has been approved and ratified by the Board at a meeting duly called and at which a quorum was at all times present; and (c) the Board or its investment advisor has considered the Country Risks associated with investment in each Specified Country and will have considered such risks prior to any settlement instructions being given to the Custodian with respect to any other Specified Country.

     2. The Custodian hereby represents that: (a) the Custodian is duly organized and existing as a national banking association, with full power to carry on its businesses as now conducted, and to enter into this Foreign Custody Manager Agreement and to perform its obligations hereunder; (b) this Foreign Custody Manager Agreement has been duly authorized, executed and delivered by the Custodian, constitutes a valid and legally binding obligation of the Custodian enforceable in accordance with its terms, and no statute, regulation, rule, order, judgment or contract binding on the Custodian prohibits the Custodian's execution or performance of this Foreign Custody Manager Agreement; and (c) the Custodian has established the Monitoring System.

Section IV.   Liability of the Custodian.

     1. The Custodian shall not be liable for any costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, the Trust or a Fund except to the extent the same arises out of the failure of the Custodian to exercise the care, prudence and diligence required of the Custodian under this Foreign Custody Manager Agreement. In no event shall the Custodian be liable to the Trust, a Fund, the Board, or any third party for special, indirect or consequential damages, or for lost profits or loss of business, arising in connection with this Foreign Custody Manager Agreement.

     2. Each Fund shall indemnify the Custodian and hold it harmless from and against any and all costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, the Custodian by reason or as a result of any action or inaction, or arising out of the Custodian's performance hereunder, provided that a Fund shall not indemnify the Custodian to the extent any such costs, expenses, damages, liabilities or claims arises out of the Custodian's failure to exercise the reasonable care, prudence and diligence required of it under this Foreign Custody Manager Agreement.

     3. The Custodian shall have only such duties as are expressly set forth herein. In no event shall the Custodian be liable for any Country Risks associated with investments in a particular country.

Section V.    Miscellaneous.

     1. For its services hereunder, each Fund agrees to pay to the Custodian such compensation and out-of-pocket expenses as shall be mutually agreed.

     2. This Foreign Custody Manager Agreement constitutes the entire agreement between the Trust and the Custodian, and no provision in the Custody Agreement between the Trust on behalf of each Fund and the Custodian shall affect the duties and obligations of the Custodian as a Foreign Custody Manager hereunder, nor shall any provision in this Foreign Custody Manager Agreement affect the duties or obligations of the Custodian under the Custody Agreement.

         3. Any notice or other instrument in writing, authorized or required by this Foreign Custody Manager Agreement to be given to the Custodian, shall be sufficiently given if received by it at its offices at:

                             Wells Fargo Bank, N.A.
                          Attn: Jeannette Dubanoski, VP
                           Global Custody - N9306-05C
                               733 Marquette Ave S
                              Minneapolis, MN 55479

         4. Any notice or other instrument in writing, authorized or required by this Foreign Custody Manager Agreement to be given to the Trust shall be sufficiently given if received by it at its offices at:

                             Wells Fargo Funds Trust
                                c/o Stephens Inc.
                                111 Center Street
                              Little Rock, AR 77201

              With a copy to:

                                C. David Messman
                             Wells Fargo Bank, N.A.
                                633 Folsom Street
                           7th Floor, (MAC # 0149-077)
                          San Francisco, CA 94107-3600

     5. This Foreign Custody Manager Agreement shall be construed in accordance with the substantive laws of the State of Minnesota, without regard to conflicts of laws principles thereof. The Trust and the Custodian each hereby irrevocably waives any and all rights to trial by jury in any legal proceeding arising out of or relating to this Foreign Custody Manager Agreement.

     6. This Foreign Custody Manager Agreement shall terminate simultaneously with the termination of the Custody Agreement between the Trust and the Custodian, and may otherwise be terminated by either party giving to the other party a notice in writing specifying the date of such termination, which shall be not less than thirty (30) days after the date of such notice.







         If the foregoing  corresponds to your  understanding  of our agreement,
please   indicate  your   acceptance   by  the  signature  of  your   authorized
representative below.


Yours truly,

Wells Fargo Bank Minnesota, National Association


By:  /s/ Jeanette K. Dubanoski
    --------------------------
  Name:  Jeanette K. Dubanoski
Title:    Vice President



Agreed and Accepted:

Wells Fargo Funds Trust


By:  /s/ C. David Messman
    ---------------------
  Name:  C. David Messman
 Title:    Secretary







                                    Exhibit A

                      Portfolios of Wells Fargo Funds Trust

                            International Equity Fund
                           Specialized Technology Fund
                                 Technology Fund

As approved by the Board of Trustees on January 25, 2000, and amended May 9, 2000 and July 25, 2000.






                                    Exhibit B

     Whenever used in the Foreign Custody Manager Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

     1. "Board" shall mean the board of directors or board of trustees, as the case may be, of the Trust.

     2. "Eligible Foreign Custodian" shall have the meaning provided in the Rule.

     3. "Monitoring System" shall mean a system established by the Custodian to fulfill the Responsibilities specified in clauses 1(d) and 1(e) of Article III of this Agreement.

     4.  "Qualified Foreign Bank" shall have the meaning provided in the Rule.

     5. "Responsibilities" shall mean the responsibilities delegated to the Custodian as a Foreign Custody Manager with respect to each Specified Country and each Eligible Foreign Custodian selected by BNY, as such responsibilities are more fully described in Article III of this Agreement.

     6. "Rule" shall mean Rule 17f-5 under the Investment Company Act of 1940, as amended.

     7. "Securities Depository" shall mean any securities depository or clearing agency within the meaning of Section (a)(1)(ii) or (a)(1)(iii) of the Rule.

     8. "Specified Country" shall mean each country identified on a list maintained from time to time by mutual agreement of the Trust and the Custodian and each country, other than the United States, constituting the primary market for a security with respect to which the Trust has given settlement instructions to the Custodian as custodian (the "Custodian") under its Custody Agreement with the Trust.








                                                                 EX-99.B(g)(3)


                             WELLS FARGO FUNDS TRUST

                          SECURITIES LENDING AGREEMENT

         This Agreement, made as of the 25th day of July, 2000, and relates to the agreement dated as of November 8, 1999, by and among Wells Fargo Funds Trust (the "Trust") on behalf of its funds now existing or hereafter created (the "Funds"), Wells Fargo Bank, N.A., as adviser for the Funds ("Wells Fargo") and Wells Fargo Bank Minnesota, N.A., as custodian for the Funds (the "Custodian").

         WHEREAS, the Custodian has established a securities lending program (the "Program") to permit its retirement plan, trust and custody clients to loan securities;

         WHEREAS, the Funds listed in Exhibit A desire to participate in the Program and the Board of Trustees having approved their participation in the Program; and

         NOW, THEREFORE, the parties hereto agree as follows:
1.   Adviser's Activities

              As investment adviser to the Funds, Wells Fargo's responsibility with respect to securities lending activities shall be to perform or supervise the performance by sub-advisers or, to the extent delegated by this Agreement, the Custodian, in accordance with securities lending guidelines approved by the Board of Trustees of the Trust (the "Guidelines"), of the following:

a. To negotiate or approve the terms and conditions of securities loans entered into by the Funds.
b.   To evaluate the creditworthiness of and select borrowers (the "Borrowers").
c. To invest any cash collateral received from the Borrowers or obtained through repurchase transactions with respect to non-cash collateral received from the Borrowers.
d. To identify to the Custodian securities in the Funds that are eligible to be loaned under the Program and securities that are not eligible to be loaned.
e.   To provide to the Custodian a schedule of permitted lending rates.
f. To update all such information as necessary in consultation with the Custodian.

2.   Delegation of Authority

              Wells Fargo hereby delegates to the Custodian the administration of the Funds' securities lending activities, subject to the monitoring and supervision of Wells Fargo and/or the appropriate sub-advisers (the "Advisers"), and the Custodian hereby accepts such delegation. Pursuant to this delegation of authority:
a. The Custodian may only enter into loans on terms and conditions approved by the Advisers (the "Securities Loan Agreement").
b. The Custodian may only enter into loans with entities whose creditworthiness have been evaluated by the Advisers and who have been approved by the Advisers to act as Borrowers.
c. The Custodian may only invest cash collateral received from the Borrowers or obtained through repurchase arrangements with respect to non-cash collateral in securities specified by the Adviser in writing, as provided to the Custodian from time to time.
d. The Advisers retain full discretion and power to prevent any loan from being made or to instruct the Custodian to terminate any loan once made.

3.   Custodian's Activities

              For the compensation described below and in accordance with the Guidelines, and subject to the direction and supervision of the Advisers, the Custodian undertakes the following:
a. To enter into a Securities Loan Agreement with each Borrower setting forth the general terms governing loans made under the Program.
b. To open an account (the "Account") for each Fund participating in the Program. Each loan made will be made on behalf of and solely for the benefit of an Account.
c. To implement loans consistent with its delegated authority and with the Funds' prospectuses directly or through a finder, for a minimum of one day but within the term as set forth in the Guidelines, retaining the power to terminate the loan at any time unless otherwise agreed with the Funds.
d. To require each loan when made to be collateralized in the amount of 102% of the market value of any domestic securities loaned or 105% of the market value of any international securities loaned, as the case may be, and accrued interest.
e. To mark each loaned security to market daily using the closing valuation as of the prior business day. The Custodian shall use a pricing service to obtain market valuation. If the market value of the given collateral falls to 100% of the market value of the loaned security plus accrued interest, the Custodian shall request additional collateral from the Borrower to bring the collateralization back to 102% for any domestic securities loaned or 105% for any international securities loaned. Collateral in excess of 102% or 105%, as the case may be, will be returned to the Borrower if requested.
f. To receive and take possession of collateral in the form of cash, government securities (as defined in the Investment Company Act of 1940 (the "Act")), irrevocable letters of credit issued by certain approved banks, or such other collateral as may be permitted by the Securities and Exchange Commission (the "Commission") or its staff. To the extent permitted under the Act, and as interpreted by the staff of the Commission or pursuant to any exemptive order thereunder, cash received from all loans from Accounts may be commingled for investment purposes. Such cash may be invested only in securities approved in writing by the Advisers that are permissible investments for each Fund.
g. Normally, securities loaned and cash or government securities transferred as collateral will be processed, similar to security purchases and sales, through the Depository Trust Company or a Federal Reserve Bank or any other appropriate clearing organization (the "Clearing Organization").
4.   Allocation of Security Loans Among Participants

              The Custodian maintains a list of securities available for lending through the Program, including available Fund securities. The Custodian will use reasonable efforts to allocate loans among participants in the Program in a way that is fair to all participants, including the Funds. As a result of this allocation, the Funds understand that a single Borrower may be lent a significant portion, or all, of the Funds' securities available for lending. The Funds also understand that other Program participants may absorb all demand for particular securities and that the Funds' securities may not be loaned even where identical securities are being loaned by the Custodian as part of the Program on behalf of other participants.
5.   Termination of Any Security Loan

              A loan may be terminated by the Custodian or the Borrower at any time pursuant to the Securities Loan Agreement covering the loan. The Advisers may request the Custodian to terminate any loan of securities for any reason at any time. Upon such loan termination, the Custodian will take delivery or receive through a Clearing Organization the securities to be returned. The Custodian will return to the Borrower directly or through the Clearing Organization the collateral securing the loan. The Securities Loan Agreement will provide for the return of corporate securities no later than the third business day following loan termination notice and, in the case of government securities, no later than the next business day following loan termination notice. Notwithstanding the foregoing, the Custodian will have a reasonable time after receiving the Advisers' loan termination request to liquidate cash collateral investments prior to terminating the loan.
6. Portfolio Investment Activity and Corporate Actions in Regard to Loaned Securities

              The Funds' Accounts are entitled to all cash dividends, stock dividends, stock splits, rights of distribution, conversion privileges, tender and exchange offers, and similar corporate actions with respect to any loaned securities as if the securities had not been loaned. During any period when securities are loaned, the Funds waive their right to vote such securities. The Funds may regain the right to vote securities by causing a timely termination of a loan in advance of the record date established for determining stockholder entitlement to vote. Any securities of the portfolio that are on loan may be sold by the Advisers at any time. Upon receipt by the Custodian of notice from the Advisers of any sale, the Custodian will initiate action to terminate the loan of the securities sold. If such notice is not received by the Custodian, the Custodian assumes no liability for the failure of the transaction to settle on contractual settlement date.
7.   Recordkeeping and Reporting

              The Custodian will monitor daily the value of the loaned security and the collateral. The Custodian will provide recordkeeping and accounting services necessary for the operation of the Program. The Custodian will keep security loan records separate from the Funds' custodial or fiduciary portfolio records. The Custodian will credit income from each loan to the Funds' Accounts at least once a month. The Custodian will provide the Advisers with a detailed monthly report, which shall include all loan activity, Borrowers to whom loans were made, and income earned. The Custodian will also provide the Advisers with a list of each Fund's securities lending positions on a daily basis and will provide such other reports as the Advisers or the Board of Trustees of the Trust may reasonably request.
8.   Fees

              An exemptive order (the "Order") was obtained from the Commission, which permits the Custodian to receive a percentage of the Account Revenues for acting as Securities Lending Agent. As used herein, "Account Revenues" means all revenue, in the form of (a) earnings on the investment of cash collateral provided by a Borrower in connection with a loan from an Account through the Program, net of any agreed-upon amount payable to the Borrower out of such earnings, or (b) separate lending fees payable by a Borrower when the collateral provided by the Borrower is in the form of letters of credit or government securities, in each case net of expenses. The Funds will receive 60% of the Account Revenues, and the Custodian will receive the remaining 40% of the Account Revenues. Account Revenues will be calculated and credited monthly.
9.   Risk of Loss

              The Funds assume all risk of loss arising out of Borrower defaults on return of lent securities, collateral deficiencies or collateral investment loss, provided the terms and conditions of this Agreement and the Guidelines have been observed by the Custodian. If the Borrower defaults on the return of a lent security, in accordance with the Securities Loan Agreement, the Funds or the Custodian, if authorized, may purchase securities identical to the lent securities (or their equivalent in the event of reorganization, recapitalization or merger of the issuer of the borrowed security) and may apply the collateral to the payment of the purchase price, expenses and other obligations under the Securities Loan Agreement. The Custodian assumes all risk of loss arising out of negligent operation of its Program or any failure by it to observe the terms and conditions of this Agreement or the Guidelines.
10.  Termination

              This Agreement may be terminated at any time by any party upon 60 days' written notice to the others. Upon mutual agreement, the parties may waive all or part of the notice period. The Custodian will terminate all loans from the Funds' Accounts in accordance with the Security Loan Agreement in time for lent securities to be returned to the Funds prior to the effective date of any such termination.
11.  Construction

              Each Fund shall be deemed to have entered into this Agreement severally and not jointly, and the provisions of this Agreement shall be construed accordingly. Each reference hereunder to the Funds or a Fund shall be deemed a separate reference solely to the Fund to which a particular loan under this Agreement relates. Under no circumstances shall the rights, obligations or remedies hereunder with respect to a particular Fund constitute a right, obligation or remedy applicable to any other Fund. In particular, and without otherwise limiting the scope of this Section: (i) the collateral and mark to market requirements specified in Section 3 of this Agreement shall be calculated separately based solely upon the loans entered into by each Fund; and (ii) the Custodian shall have no right to set off claims against or amounts owed by one Fund by applying property of another Fund.
12.  Notices

              Notice to the Funds shall be directed and mailed as follows:


                           Wells Fargo Funds Trust
                           111 Center Street, Suite 300
                           Little Rock, AR 72201
                           Attn:  Richard H. Blank, Jr.

                           With a copy to:

                           Morrison & Foerster LLP
                           2000 Pennsylvania Avenue, N.W., #5500
                           Washington, DC 20006
                           Attn:  Marco E. Adelfio

              Notice to the Advisers shall be directed and mailed as follows:

                           Wells Fargo Bank, N.A.
                           525 Market Street, 12th Floor
                           San Francisco, CA 94105
                           Attn:  Michael J. Hogan

                           With a copy to:

                           Wells Fargo Bank, N.A.
                           633 Folsom Street, 7th Floor
                           San Francisco, CA 94107
                           Attn:  C. David Messman

              Notice to the Custodian shall be directed and mailed as follows:

                           Wells Fargo Bank Minnesota, N.A.
                           Investment Management & Trust- Securities Lending Wells Fargo Center
                           Sixth Street and Marquette Avenue
                           Minneapolis, MN 55479-0029
                           Attn:  Robert G. Smith
13.  Section Headings

              The headings of sections in this Agreement are inserted for convenience of reference and shall not be deemed to be a part of or used in the construction of this Agreement.
14.  Governing Law

              This Agreement and all transactions hereunder shall be governed by, interpreted, construed and enforced in accordance with the laws of the State of California.
15.  Successors and Assigns

              This Agreement shall be binding on and enforceable against the successors and assigns of the parties. This Agreement may not be assigned by any party without the prior written consent of the other parties hereto.
16.  Effective Date and Term

              This Agreement shall be effective on the 25th day of July, 2000, and relates to the agreement dated as of November 8, 1999. This Agreement shall continue in effect for one year, unless earlier terminated in accordance with Section 10, and from year to year thereafter provided it shall be renewed at least annually by the Trust's Board of Trustees, including a majority of the Trust's disinterested Trustees.







         IN WITNESS WHEREOF, the parties have executed this Agreement as of the day and year first written above.

                                                     WELLS FARGO FUNDS TRUST


                                                     By:  /s/ C. David Messman
                                                         -----------------------
                                                              C. David Messman
                                                              Secretary


                                                     WELLS FARGO BANK, N.A.


                                                     By:  /s/ Michael J. Hogan
                                                         -----------------------
                                                              Michael J. Hogan
                                                        Executive Vice President


                                                     By:  /s/ Karla M. Rabusch
                                                         -----------------------
                                                              Karla M. Rabusch
                                                           Senior Vice President


                           WELLS FARGO BANK MINNESOTA, N.A.


                            By:  /s/ Robert G. Smith
                                 -------------------
                                 Robert G. Smith
                                 Managing Director of Securities Lending















                                    Exhibit A


                        FUNDS OF WELLS FARGO FUNDS TRUST

126. Aggressive Balanced-Equity Fund
127. Arizona Tax-Free Fund
128. Asset Allocation Fund
129. California Limited Term Tax-Free Fund
130. California Tax-Free Fund
131. California Tax-Free Money Market Fund
132. California Tax-Free Money Market Trust
133. Cash Investment Money Market Fund
134. Colorado Tax-Free Fund
135. Corporate Bond Fund
136. Disciplined Growth Fund
137. Diversified Bond Fund
138. Diversified Equity Fund
139. Diversified Small Cap Fund
140. Equity Income Fund
141. Equity Index Fund
142. Equity Value Fund
143. Government Money Market Fund
144. Growth Balanced Fund
145. Growth Equity Fund
146. Growth Fund
147. Income Fund
148. Income Plus Fund
149. Index Allocation Fund
150. Index Fund
151. Intermediate Government Income Fund
152. International Equity Fund
153. International Fund
154. Large Company Growth Fund
155. LifePath Opportunity Fund
156. LifePath 2010 Fund
157. LifePath 2020 Fund
158. LifePath 2030 Fund
159. LifePath 2040 Fund
160. Limited Term Government Income Fund
161. Mid Cap Growth Fund
162. Minnesota Intermediate Tax-Free Fund
163. Minnesota Money Market Fund
164. Minnesota Tax-Free Fund
165. Moderate Balanced Fund
166. Money Market Fund
167. Money Market Trust
168. National Limited Term Tax-Free Fund
169. National Tax-Free Fund
170. National Tax-Free Institutional  Money Market Fund
171. National Tax-Free Money Market Fund
172. National Tax-Free Money Market Trust
173. Nebraska Tax-Free Fund
174. Oregon Tax-Free Fund
175. OTC Growth Fund
176. Overland Express Sweep Fund
177. Prime Investment Money Market Fund
178. Small Cap Growth Fund
179. Small Cap Opportunities Fund
180. Small Cap Value Fund
181. Small Company Growth Fund
182. Specialized Technology Fund
183. Stable Income Fund
184. Strategic Income Fund
185. Treasury Plus Institutional Money Market Fund
186. Treasury Plus Money Market Fund
187. 100% Treasury Money Market Fund
188. Variable Rate Government Fund
189. Wealthbuilder Growth & Income Portfolio
190. Wealthbuilder Growth Balanced Portfolio
191. Wealthbuilder Growth Portfolio



Approved by Board of Trustees:      August 19, 1999, and amended May 9, 2000 and
                                    July 25, 2000.


















                                                            EX-99.B(g)(4)


                        CUSTODY AND ACCOUNTING AGREEMENT


     AGREEMENT made as of this 8th day of November, 1999, between Wells Fargo Funds Trust, a business trust organized under the laws of the state of Delaware (the "Trust"), and INVESTORS BANK & TRUST COMPANY, a Massachusetts trust company (the "Bank").

     The Trust, an open-end management investment company on behalf of the series listed on Appendix A hereto (as such Appendix A may be amended from time to time) (each a "Fund" and collectively, the "Funds"), desires to place and maintain all of the portfolio securities and cash of the Funds in the custody of the Bank. The Bank has at least the minimum qualifications required by Section 17(f)(1) of the Investment Company Act of 1940 (the "1940 Act") to act as custodian of the portfolio securities and cash of the Funds, and has indicated its willingness to so act, subject to the terms and conditions of this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the mutual agreements contained herein, the parties hereto agree as follows:

     1.  Bank Appointed Custodian.  The Trust hereby appoints the Bank as custodian of the Funds' portfolio securities and cash delivered to the Bank as hereinafter described and the Bank agrees to act as such upon the terms and conditions hereinafter set forth.

     2.  Bank Appointed Fund Accountant.  The Trust hereby appoints the Bank as the fund accountant for each of the
                                          Funds and the Bank agrees to act as
                                          such upon the terms and conditions
                                          hereinafter set forth.

     3.  Definitions.  Whenever used herein, the terms listed below will have the following meaning:


         3.1 Authorized Person. Authorized Person will mean any of the persons duly authorized to give Proper Instructions or otherwise act on behalf of the Fund by appropriate resolution of its Board, and set forth in a certificate as required by Section 5 hereof.

         3.2      Board.  Board will mean the Board of Trustees of the Trust.


         3.3 Security. The term security as used herein will have the same meaning assigned to such term in the Securities Act of 1933, as amended (the "1933 Act"), as set out in Section 2(a)(1) of the 1933 Act.

         3.4      Portfolio Security.  Portfolio Security will mean any security owned by a Fund.

         3.5      Officer's Certificate.  Officer's Certificate will mean,
                                          unless otherwise indicated, any
                                          request, direction, instruction, or
                                          certification in writing signed by any
                                          Authorized Person of a Fund.

         3.6 Book-Entry System. Book-Entry System shall mean the Federal Reserve-Treasury Department Book Entry System for United States government, instrumentality and agency securities operated by the Federal Reserve Bank, its successor or successors and its nominee or nominees.

         3.7  Depository.  Depository  shall mean The  Depository  Trust Company
("DTC"), a clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities Exchange Act of 1934 ("Exchange Act"), its successor or successors and its nominee or nominees. The term "Depository" shall further mean and include any other person authorized to act as a depository under the 1940 Act, its successor or successors and its nominee or nominees, specifically identified in a certified copy of a resolution of the Board.

         3.8   Proper   Instructions.   Proper   Instructions   shall  mean  (i)
instructions regarding the purchase or sale of Portfolio Securities, and payments and deliveries in connection therewith, given by an Authorized Person, such instructions to be given in such form and manner as the Bank and the Trust shall agree upon from time to time, and (ii) instructions (which may be continuing instructions) regarding other matters signed or initialed by an Authorized Person. Oral instructions will be considered Proper Instructions if the Bank reasonably believes them to have been given by an Authorized Person. The Trust shall cause all oral instructions to be promptly confirmed in writing. The Bank shall act upon and comply with any subsequent Proper Instruction which modifies a prior instruction and the sole obligation of the Bank with respect to any follow-up or confirmatory instruction shall be to make reasonable efforts to detect any discrepancy between the original instruction and such confirmation and to report such discrepancy to the Trust. The Trust shall be responsible, at the expense of the applicable Fund, for taking any action, including any reprocessing, necessary to correct any such discrepancy or error, and to the extent such action requires the Bank to act, the Trust shall give the Bank specific Proper Instructions as to the action required. Upon receipt by the Bank of an Officer's Certificate as to the authorization by the Board accompanied by a detailed description of procedures approved by the Trust, Proper Instructions may include communication effected directly between electro-mechanical or electronic devices provided that the Board and the Bank agree in writing that such procedures afford adequate safeguards for the Fund's assets.

         3.9      Foreign Securities.  The term Foreign Securities as used
                                       herein will have the same meaning as when such term is used in Rule 17f-5 under the 1940 Act.

         3.10 Performance Calculations. Performance calculations as used herein shall include standard performance calculations required pursuant to the 1933 Act, the 1940 Act, and any applicable rules and interpretations of the staff of the Securities and Exchange Commission (the "Staff"), and shall also include other non-standard performance calculators as shall be agreed upon by both parties to this Agreement from time to time.

     4. Separate Accounts. The Bank will segregate the assets of each Fund to which this Agreement relates into a separate account for each such Fund containing the assets of such Fund (and all investment earnings thereon). Unless the context otherwise requires, any reference in this Agreement to any actions to be taken by the Trust shall be deemed to refer to the Trust acting on behalf of one or more of its Funds, any reference in this Agreement to any assets of the Trust, including, without limitation, any portfolio securities and other assets and any earnings thereon, shall be deemed to refer only to assets of the applicable Fund, any duty or obligation of the Bank hereunder to the Fund shall be deemed to refer to duties and obligations with respect to the individual Funds and any obligation or liability of the Trust hereunder shall be binding only with respect to the individual Fund, and shall be discharged only out of the assets of such Fund.

     5. Certification as to Authorized Persons. The Secretary or an Assistant Secretary of the Fund will at all times maintain on file with the Bank his or her certification to the Bank, in such form as may be acceptable to the Bank, of
(i) the names and signatures of the Authorized Persons and (ii) the names of the members of the Board, it being understood that upon the occurrence of any change in the information set forth in the most recent certification on file (including without limitation any person named in the most recent certification who is no longer an Authorized Person as designated therein), the Secretary or an Assistant Secretary of the Fund will sign a new or amended certification setting forth the change of the new, additional or omitted names or signatures. The Bank will be entitled to rely and act upon any Officer's Certificate given to it by the Trust which has been signed by Authorized Persons named in the most recent certification received by the Bank.

     6. Custody of Cash. As custodian, the Bank will open and maintain a separate account or accounts in the name of each Fund or in the name of the Bank, as Custodian of the Fund, and will deposit to the account of the Fund all of the cash of the Fund, except for cash held by a sub-custodian appointed pursuant to Section 13.3 hereof, including borrowed funds, delivered to the Bank, subject only to draft or order by the Bank acting pursuant to the terms of this Agreement. Upon receipt by the Bank of Proper Instructions (which may be continuing instructions) or in the case of payments for redemptions and repurchases of outstanding shares of a Fund, notification from the Fund's transfer agent as provided in Section 7, requesting such payment, designating the payee or the account or accounts to which the Bank will release funds for deposit, and stating that it is for a purpose permitted under the terms of this
Section 5, specifying the applicable subsection, the Bank will make payments of cash held for the accounts of the Fund, insofar as funds are available for that purpose, only as permitted in subsections 6.1-6.9 below.

         6.1 Purchase of Securities. Upon the purchase of securities for a Fund, against contemporaneous receipt of such securities by the Bank or against delivery of such securities to the Bank in accordance with generally accepted settlement practices and customs in the jurisdiction or market in which the transaction occurs, registered in the name of the Fund or in the name of, or properly endorsed and in form for transfer to, the Bank, or a nominee of the Bank, or receipt for the account of the Bank pursuant to the provisions of
Section 6 below, each such payment to be made at the purchase price shown on a broker's confirmation (or transaction report in the case of Book Entry Paper, as that term is defined in Section 6.6 hereof) of purchase of the securities received by the Bank before such payment is made, as confirmed in the Proper Instructions received by the Bank before such payment is made.

         6.2 Redemptions. In such amount as may be necessary for the repurchase or redemption of shares of a Fund offered for repurchase or redemption in accordance with Section 7 of this Agreement.

         6.3 Distributions and Expenses of Fund. For the payment on the account of a Fund of dividends or other distributions to shareholders as may from time to time be declared by the Board, interest, taxes, management or supervisory fees, distribution fees, fees of the Bank for its services hereunder and reimbursement of the expenses and liabilities of the Bank as provided hereunder, fees of any transfer agent, fees for legal, accounting, and auditing services, or other operating expenses of the Fund.

         6.4 Payment in Respect of Securities. For payments in connection with the conversion, exchange or surrender of Portfolio Securities or securities subscribed to by a Fund held by or to be delivered to the Bank.

         6.5 Repayment of Loans. To repay loans of money made to a Fund, but, in the case of final payment, only upon redelivery to the Bank of any Portfolio Securities pledged or hypothecated therefor and upon surrender of documents evidencing the loan;

         6.6 Repayment of Cash. To repay the cash delivered to a Fund for the purpose of collateralizing the obligation to return to a Fund certificates borrowed from the Fund representing Portfolio Securities, but only upon redelivery to the Bank of such borrowed certificates.





         6.7       Foreign Exchange Transactions.
                   -----------------------------

                  (a) For payments in connection with foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery (collectively, "Foreign Exchange Agreements")which may be entered into by the Bank on behalf of a Fund upon the receipt of Proper Instructions, such Proper Instructions to specify the currency broker or banking institution (which may be the Bank, or any other sub-custodian or agent hereunder, acting as principal) with which the contract or option is made, and the Bank shall have no duty with respect to the selection of such currency brokers or banking institutions with which a Fund deals or for their failure to comply with the terms of any contract or option.

                  (b) In order to secure any payments in connection with Foreign Exchange Agreements which may be entered into by the Bank pursuant to Proper Instructions, a Fund agrees that the Bank shall have a continuing lien and security interest, to the extent of any payment due under any Foreign Exchange Agreement, in and to any property at any time held by the Bank for the Fund's benefit or in which the Fund has an interest and which is then in the Bank's possession or control (or in the possession or control of any third party acting on the Bank's behalf). The Fund authorizes the Bank, in the Bank's sole discretion, at any time to charge any such payment due under any Foreign Exchange Agreement against any balance of account standing to the credit of the Fund on the Bank's books. In no event, however, shall the liability be charged against any of the other Funds.

         6.8 Other Authorized Payments. For other authorized transactions of a Fund, or other obligations of a Fund incurred for Proper Instructions or proper purposes; provided that before making any such payment the Bank will also receive a certified copy of a resolution of the Board signed by an Authorized Person (other than the Person certifying such resolution) and certified by its Secretary or Assistant Secretary, naming the person or persons to whom such payment is to be made, and either describing the transaction for which payment is to be made and declaring it to be an authorized transaction of a Fund, or specifying the amount of the obligation for which payment is to be made, setting forth the purpose for which such obligation was incurred and declaring such purpose to be a proper corporate purpose.

         6.9      Termination:  Upon the termination of this Agreement as
                                hereinafter set forth pursuant to Section 9 and
                                Section 15 of this Agreement.

     7.  Securities.


         7.1 Segregation and Registration. Except as otherwise provided herein, and except for Portfolio Securities to be delivered to any sub-custodian appointed pursuant to Section 14.3 hereof, the Bank as custodian will receive and hold pursuant to the provisions hereof, in a separate account or accounts and physically segregated at all times from those of other persons, any and all Portfolio Securities which may now or hereafter be delivered to it by or for the account of a Fund. All such Portfolio Securities will be held or disposed of by the Bank for, and subject at all times to, the instructions of the Trust pursuant to the terms of this Agreement. Subject to the specific provisions herein relating to Portfolio Securities that are not physically held by the Bank, the Bank will register all Portfolio Securities (unless otherwise directed by Proper Instructions or an Officer's Certificate), in the name of a registered nominee of the Bank as defined in the Internal Revenue Code and any Regulations of the Treasury Department issued thereunder, and will execute and deliver all such certificates in connection therewith as may be required by such laws or regulations or under the laws of any state. The Bank will use its best efforts to the end that the specific Portfolio Securities held by it hereunder will at all times be identifiable.

                  The Trust, on behalf of a Fund, will from time to time furnish to the Bank appropriate instruments to enable it to hold or deliver in proper form for transfer, or to register in the name of its registered nominee, any Portfolio Securities which may from time to time be registered in the name of a Fund.

         7.2 Voting and Proxies. Neither the Bank nor any nominee of the Bank will vote any of the Portfolio Securities held hereunder, except in accordance with Proper Instructions or an Officer's Certificate. The Bank will execute and deliver, or cause to be executed and delivered, to Trust or its designated agent all notices, proxies and proxy soliciting materials with respect to such Portfolio Securities, but without indicating the manner in which such proxies are to be voted, such proxy to be executed by the registered holder of such Portfolio Securities (if registered otherwise than in the name of the Fund), in accordance with Proper Instructions or an Officer's Certificate.

         7.3 Corporate Action. If at any time the Bank is notified that an issuer of any Portfolio Security has taken or intends to take a corporate action (a "Corporate Action") that affects the rights, privileges, powers, preferences, qualifications or ownership of a Portfolio Security, including without limitation, liquidation, consolidation, merger, recapitalization, reorganization, reclassification, subdivision, combination, stock split or stock dividend, which Corporate Action requires an affirmative response or action on the part of the holder of such Portfolio Security (a "Response"), the Bank shall notify the Trust's designee, Barclays Global Fund Advisors ("BGFA"), promptly of the Corporate Action, the Response required in connection with the Corporate Action and the Bank's deadline for receipt from the Trust's designee, BGFA, of Proper Instructions regarding the Response (the "Response Deadline"). The Bank shall forward to the Trust's designee, BGFA, via telecopier and/or overnight courier all notices, information statements or other materials relating to the Corporate Action within 24 hours of receipt of such materials by the Bank.

                  (a) The Bank shall act upon a required Response only after receipt by the Bank of Proper Instructions from the Trust's designee, BGFA, no later than 4:00 p.m. (Pacific Time) on the date specified as the Response Deadline and only if the Bank (or its agent or sub-custodian hereunder) has actual possession of all Portfolio Securities, consents and other materials no later than 4:00 p.m. (Pacific Time) on the date specified as the Response Deadline. Portfolio Securities in the possession of a broker or other borrower pursuant to the Bank's Securities lending program shall be deemed to be in the possession of The Bank for purposes of this Section 7.3.

                  (b) The Bank shall have no duty to act upon a required Response if Proper Instructions relating to such Response and all necessary Portfolio Securities, consents and other materials are not received by and in the possession of the Bank no later than 4:00 p.m. (Pacific Time) on the date specified as the Response Deadline. Notwithstanding, the Bank may, in its sole discretion, use its best efforts to act upon a Response for which Proper Instructions and/or necessary Securities, consents or other materials are received by the Bank after 4:00 p.m. (Pacific Time) on the date specified as the Response Deadline, it being acknowledged and agreed by the parties that any undertaking by the Bank to use its best efforts in such circumstances shall in no way create any duty upon the Bank to complete such Response prior to its expiration.

                  (c) In the event that the Trust's designee, BGFA, notifies the Bank of a Corporate Action requiring a Response and the Bank has received no other notice of such Corporate Action, the Response Deadline shall be 48 hours prior to the Response expiration time set by the depository processing such Corporate Action.

                  (d) Section 14.4(e) of this Agreement shall govern any Corporate Action involving Foreign Portfolio Securities held by a Selected Foreign Sub-Custodian.

         7.4 Book-Entry System. Provided (i) the Bank has received a certified copy of a resolution of the Board specifically approving deposits of Fund assets in the Book-Entry System, and (ii) for any subsequent changes to such arrangements following such approval, the Board has reviewed and approved the arrangement and has not delivered an Officer's Certificate to the Bank indicating that the Board has withdrawn its approval:

                  (a) The Bank may keep Portfolio Securities in the Book-Entry System provided that such Portfolio Securities are represented in an account ("Account") of the Bank (or its agent) in such System which shall not include any assets of the Bank (or such agent) other than assets held as a fiduciary, custodian, or otherwise for customers;

                  (b) The records of the Bank (and any such agent) with respect to the Fund's participation in the Book-Entry System through the Bank (or any such agent) will identify by book entry the Portfolio Securities that are included with other securities deposited in the Account and shall at all times during the regular business hours of the Bank (or such agent) be open for inspection by duly authorized officers, employees or agents of the Trust. Where securities are transferred to a Fund's account, the Bank shall also, by book entry or otherwise, identify as belonging to the Fund a quantity of Portfolio Securities in a fungible bulk of securities (i) registered in the name of the Bank or its nominee, or (ii) shown on the Bank's account on the books of the Federal Reserve Bank;

                  (c) The Bank (or its agent) shall pay for securities purchased for the account of a Fund or shall pay cash collateral against the return of Portfolio Securities loaned by a Fund upon (i) receipt of advice from the Book-Entry System that such Securities have been transferred to the Account, and
(ii) the making of an entry on the records of the Bank (or its agent) to reflect such payment and transfer for the account of the Fund. The Bank (or its agent) shall transfer securities sold or loaned for the account of the Fund upon:

                           (i)      receipt of advice from the Book-Entry System
that payment for securities sold or payment of the initial cash collateral against the delivery of securities loaned by the Fund has been transferred to the Account; and

                           (ii)     the making of an entry on the records of the
Bank (or its agent) to reflect such transfer and payment for the account of the Fund. Copies of all advices from the Book-Entry System of transfers of Portfolio Securities for the account of a Fund shall identify the Fund, be maintained for the Fund by the Bank and shall be provided to the Fund at its request. The Bank shall send a Fund a confirmation, as defined by Rule 17f-4 of the 1940 Act, of any transfers to or from the account of the Fund;

                  (d) The Bank will promptly provide the Fund with any report obtained by the Bank or its agent on the Book-Entry System's accounting system, internal accounting control and procedures for safeguarding securities deposited in the Book-Entry System; and

                  (e) The Bank shall be liable to the Trust and a Fund for any loss or damage to the Fund resulting from the use of the Book-Entry System by reason of any negligent actions or inactions of the Bank or any of its agents or of any of its employees, or from any failure by the Bank or any such agent to use is best efforts to enforce such rights as it may have against the Book-Entry System; at the election of Trust, it shall be entitled to be subrogated for the Bank in any claim against the Book-Entry System or any other person that the Bank or its agents may have as a consequence of any such loss or damage if and to the extent that the Fund has not been made whole for any loss or damage.

         7.5 Use of a Depository. Provided (i) the Bank has received a certified copy of a resolution of the Board specifically approving deposits in DTC or other such Depository and (ii) for any subsequent changes to such arrangements following such approval, the Board has reviewed and approved the arrangement and has not delivered an Officer's Certificate to the Bank indicating that the Board has withdrawn its approval:

                  (a) The Bank may use a Depository to hold, receive, exchange, release, lend, deliver and otherwise deal with Portfolio Securities including stock dividends, rights and other items of like nature, and to receive and remit to the Bank on behalf of a Fund all income and other payments thereon and to take all steps necessary and proper in connection with the collection thereof;

                  (b) Registration of Portfolio Securities may be made in the name of any nominee or nominees used by such Depository;

                  (c) Payment for securities purchased and sold may be made through the clearing medium employed by such Depository for transactions of participants acting through it. Upon any purchase of Portfolio Securities, payment will be made only upon delivery of the securities to or for the account of a Fund and the Fund shall pay cash collateral against the return of Portfolio Securities loaned by the Fund only upon delivery of the Securities to or for the account of the Fund; and upon any sale of Portfolio Securities, delivery of the Securities will be made only against payment therefor or, in the event Portfolio Securities are loaned, delivery of Securities will be made only against receipt of the initial cash collateral to or for the account of the Fund; and

                  (d) The Bank shall be liable to a Fund for any loss or damage to a Fund resulting from use of a Depository by reason of any negligent actions or inactions of the Bank or its employees or from any failure by the Bank to use its best efforts to enforce such rights as it may have against the Depository. In this connection the Bank shall use its best efforts to provide that:

                           (i)      The Depository obtains replacement of any
certificated Portfolio Security deposited with it in the event such Security is lost, destroyed, wrongfully taken or otherwise not available to be returned to the Bank upon its request;

                           (ii)     Proxy materials received by a Depository
with respect to Portfolio Securities deposited with such Depository are forwarded immediately to the Bank for prompt transmittal to a Fund;

                           (iii)    Such Depository promptly forwards to the
Bank confirmation of any purchase or sale of Portfolio Securities and of the appropriate book entry made by such Depository to a Fund's account;

                           (iv)     Such Depository prepares and delivers to the
Bank such records with respect to the performance of the Bank's obligations and duties hereunder as may be necessary for a Fund to comply with the recordkeeping requirements of Section 31(a) of the 1940 Act and Rule 31(a) thereunder; and

                           (v)      Such Depository delivers to the Bank all
internal accounting control reports, whether or not audited by an independent public accountant, as well as such other reports as a Fund may reasonably request in order to verify the Portfolio Securities held by such Depository.

         7.6 Use of Book-Entry System for Commercial Paper. Provided (i) the Bank has received a certified copy of a resolution of the Board specifically approving participation in a system maintained by the Bank for the holding of commercial paper in book-entry form ("Book-Entry Paper") and (ii) for each year following such approval the Board has received and approved the arrangements, upon receipt of Proper Instructions and upon receipt of confirmation from an Issuer (as defined below) that a Fund has purchased such Issuer's Book-Entry Paper, the Bank shall issue and hold in book-entry form, on behalf of the Fund, commercial paper issued by issuers with whom the Bank has entered into a book-entry agreement (the "Issuers"). In maintaining procedures for Book-Entry Paper, the Bank agrees that:

                  (a) The Bank will maintain all Book-Entry Paper held by a Fund in an account of the Bank that includes only assets held by it for customers;

                  (b) The records of the Bank with respect to a Fund's purchase of Book-Entry Paper through the Bank will identify, by book-entry, commercial paper belonging to the Fund which is included in the Book-Entry System and shall at all times during the regular business hours of the Bank be open for inspection by duly authorized officers, employees or agents of the Trust;

                  (c) The Bank shall pay for Book-Entry Paper purchased for the account of a Fund upon contemporaneous (i) receipt of advice from the Issuer that such sale of Book-Entry Paper has been effected, and (ii) the making of an entry on the records of the Bank to reflect such payment and transfer for the account of the Fund;

                  (d) The Bank shall cancel such Book-Entry Paper obligation upon the maturity thereof upon contemporaneous (i) receipt of advice that payment for such Book-Entry Paper has been transferred to the Fund, and (ii) the making of an entry on the records of the Bank to reflect such payment for the account of the Fund; and

                  (e) The Bank shall transmit to the Trust a transaction journal confirming each transaction in Book-Entry Paper for the account of a Fund on the next business day following such transaction;

                  (f) The Bank will send to the Fund such reports on its system of internal accounting control with respect to the Book-Entry Paper as the Fund may reasonably request from time to time.

         7.7 Use of Immobilization Programs. Provided (i) the Bank has received a certified copy of a resolution of the Board specifically approving the maintenance of Portfolio Securities in an immobilization program operated by a bank which meets the requirements of Section 26(a)(1) of the 1940 Act, and (ii) for each year following such approval the Board has reviewed and approved the arrangement and has not delivered an Officer's Certificate to the Bank indicating that the Board has withdrawn its approval, the Bank shall enter into such immobilization program with such bank acting as a sub-custodian hereunder.

         7.8 Eurodollar CDs. Any Portfolio Securities which are Eurodollar CDs may be physically held by the European branch of the U.S. banking institution that is the issuer of such Eurodollar CD (a "European Branch"), provided that such Portfolio Securities are identified on the books of the Bank as belonging to the Fund and that the books of the Bank identify the European Branch holding such Portfolio Securities. Notwithstanding any other provision of this Agreement to the contrary, except as stated in the first sentence of this subsection 7.8, the Bank shall be under no other duty with respect to such Eurodollar CDs belonging to the Fund.

         7.9      Options and Futures Transactions.
                  --------------------------------

                  (a) Puts and Calls Traded on Securities Exchanges, NASDAQ or Over-the-Counter.

                           (i)      The Bank shall take action as to put options
("puts") and call options ("calls") purchased or sold (written) by the Fund regarding escrow or other arrangements (i) in accordance with the provisions of any agreement entered into upon receipt of Proper Instructions among the Bank, any broker-dealer registered under the Exchange Act and a member of the National Association of Securities Dealers, Inc. (the "NASD"), and, if necessary, the Trust, relating to the compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange, or of any similar organization or organizations.

                           (ii)     Unless another agreement requires it to do
so, the Bank shall be under no duty or obligation to see that the Fund has deposited or is maintaining adequate margin, if required, with any broker in connection with any option, nor shall the Bank be under duty or obligation to present such option to the broker for exercise unless it receives Proper Instructions from the Trust. The Bank shall have no responsibility for the legality of any put or call purchased or sold on behalf of the Fund, the propriety of any such purchase or sale, or the adequacy of any collateral delivered to a broker in connection with an option or deposited to or withdrawn from a Segregated Account (as defined in subsection 7.10 below). The Bank specifically, but not by way of limitation, shall not be under any duty or obligation to: (i) periodically check or notify a Fund that the amount of such collateral held by a broker or held in a Segregated Account is sufficient to protect such broker or the Fund against any loss; (ii) effect the return of any collateral delivered to a broker; or (iii) advise the Fund that any option it holds, has or is about to expire. Such duties or obligations shall be the sole responsibility of the Trust.

                    (b)    Puts, Calls and Futures Traded on Commodities
                           Exchanges

                           (i)      The Bank shall take action upon receipt of
Proper Instructions, as to puts, calls and futures contracts ("Futures") purchased or sold by a Fund in accordance with the provisions of any agreement among the Trust, on behalf of a Fund, the Bank and a Futures Commission Merchant registered under the Commodity Exchange Act, relating  to  compliance  with  the  rules  of  the  Commodity  Futures  Trading
Commission  and/or  any  Contract  Market,   or  any  similar   organization  or
organizations, regarding account deposits in connection with transactions by the Fund.

                           (ii)     The responsibilities of the Bank as to
futures, puts and calls traded on commodities exchanges, any Futures Commission Merchant account and the Segregated Account shall be limited as set forth in subparagraph (a)(ii) of this Section 7.9 as if such subparagraph referred to Futures Commission Merchants rather than brokers, and Futures and puts and calls thereon instead of options.

         7.10 Segregated Account. The Bank shall upon receipt of Proper Instructions establish and maintain a Segregated Account or Accounts for and on behalf of a Fund, into which Account or Accounts may be transferred, upon receipt of Proper Instructions, cash and/or Portfolio Securities.

                  (a) Cash and/or Portfolio Securities may be transferred into a Segregated Account in the following circumstances upon receipt of Proper Instructions;

                           (i)      in accordance with the provisions of any
agreement among Trust on behalf of a Fund, the Bank and a broker-dealer registered under the Exchange Act and a member of the NASD or any Futures Commission Merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange or the Commodity Futures Trading Commission or any registered Contract Market, or of any similar organizations regarding escrow or other arrangements in connection with transactions by the Fund;

                           (ii)     for the purpose of segregating cash or
securities in connection with options purchased or written by a Fund or commodity futures purchased or written by a Fund;

                           (iii)    for the deposit of liquid assets, such as
cash, U.S. Government securities or other high grade debt obligations, having a market value (marked-to-market on a daily basis) at all times equal to not less than the aggregate purchase price due on the settlement dates of a
Fund's  then  outstanding   forward  commitment  or  "when-issued" agreements
relating to the purchase of Portfolio Securities and of a Fund's then outstanding commitments under reverse repurchase agreements entered into with broker-dealer firms;

                           (iv)     for the purposes of compliance by the Fund
with the procedures required by Investment Company Act Release No. 10666, or any subsequent release or releases of the Securities and Exchange Commission relating to the maintenance of Segregated Accounts by registered investment companies;

                           (v)      for other proper corporate purposes, but
only, in the case of this clause (v), upon receipt of, in addition to Proper Instructions, a certified copy of a resolution of the Board, or of the executive committee of the Board signed by an officer of the Trust and certified by the Secretary or an Assistant Secretary, setting forth the purpose or purposes of such Segregated Account and declaring such purposes to be proper corporate purposes.

                  (b) Cash and/or  Portfolio  Securities may be withdrawn from a
Segregated   Account   pursuant  to  Proper   Instructions   in  the   following
circumstances:

                           (i)       with respect to assets deposited in
accordance with the provisions of any agreements referenced in
(a)(i) or (a)(ii) above, in accordance with the provisions of such agreements;

                           (ii)     with respect to assets deposited pursuant to
(a)(iii) or (a)(iv) above, for sale or delivery to meet a Fund's obligations under outstanding forward commitment or when-issued agreements for the purchase of Portfolio Securities and under reverse repurchase agreements;

                           (iii)    for exchange for other liquid assets of
equal or greater value deposited in the Segregated Account;

                           (iv)     to the extent that a Fund's outstanding
forward commitment or when-issued agreements for the purchase of portfolio securities or reverse repurchase agreements are sold to other parties or the Fund's obligations thereunder are met from assets of the Fund other than those in the Segregated Account;

                           (v)      for delivery upon settlement of a forward
commitment or when-issued agreement for the sale of Portfolio Securities; or

                           (vi)     with respect to assets deposited pursuant to
(a)(v) above, in accordance with the purposes of such account as set forth in Proper Instructions.

         7.11 Interest Bearing Call or Time Deposits. The Bank shall, upon receipt of Proper Instructions relating to the purchase by a Fund of interest-bearing fixed-term and call deposits, transfer cash, by wire or otherwise, in such amounts and to such bank or banks as shall be indicated in such Proper Instructions. The Bank shall include in its records with respect to the assets of a Fund appropriate notation as to the amount of each such deposit, the banking institution with which such deposit is made (the "Deposit Bank"), and shall retain such forms of advice or receipt evidencing the deposit, if any, as may be forwarded to the Bank by the Deposit Bank. Such deposits shall be deemed Portfolio Securities of a Fund and the responsibility of the Bank therefore shall be the same as and no greater than the Bank's responsibility in respect of other Portfolio Securities of the Fund.

         7.12 Transfer of Securities. The Bank will transfer, exchange, deliver or release Portfolio Securities held by it hereunder, insofar as such Securities are available for such purpose, provided that before making any transfer, exchange, delivery or release under this Section, the Bank will receive Proper Instructions. The Proper Instructions shall state that such transfer, exchange or delivery is for a purpose permitted under the terms of this Section 7.12, and shall specify the applicable subsection, or describe the purpose of the transaction with sufficient particularity to permit the Bank to ascertain the applicable subsection. After receipt of such Proper Instructions, the Bank will transfer, exchange, deliver or release Portfolio Securities only in the following circumstances:

                  (a) Upon sales of Portfolio Securities for the account of a Fund, against contemporaneous receipt by the Bank of payment therefor in full, or against payment to the Bank in accordance with generally accepted settlement practices and customs in the jurisdiction or market in which the transaction occurs, each such payment to be in the amount of the sale price shown in a broker's confirmation of sale received by the Bank before such payment is made, as confirmed in the Proper Instructions received by the Bank before such payment is made;

                  (b) In exchange for or upon conversion into other securities alone or other securities and cash pursuant to any plan of merger, consolidation, reorganization, share split-up, change in par value, recapitalization or readjustment or otherwise, upon exercise of subscription, purchase or sale or other similar rights represented by such Portfolio Securities, or for the purpose of tendering shares in the event of a tender offer therefor, provided, however, that in the event of an offer of exchange, tender offer, or other exercise of rights requiring the physical tender or delivery of Portfolio Securities, the Bank shall have no liability for failure to so tender in a timely manner unless such Proper Instructions are received by the Bank at least two business days prior to the date required for tender, and unless the Bank (or its agent or sub-custodian hereunder) has actual possession of such Portfolio Security at least two business days prior to the date of tender;

                    (c) Upon conversion of Portfolio Securities pursuant to their terms into other securities;

                    (d) For the purpose of redeeming in-kind shares of a Fund upon authorization from the Fund;

                    (e) In the case of option contracts owned by a Fund, for presentation to the endorsing broker;

                    (f) When such Portfolio Securities are called, redeemed or retired or otherwise become payable;

                  (g) For the purpose of effectuating the pledge of Portfolio Securities held by the Bank in order to collateralize loans made to a Fund by any bank, including the Bank; provided, however, that such Portfolio Securities will be released only upon payment to the Bank for the account of the Fund of the moneys borrowed, provided further, however, that in cases where additional collateral is required to secure a borrowing already made, and such fact is made to appear in the Proper Instructions, further Portfolio Securities may be released for that purpose without any such payment. In the event that any pledged Portfolio Securities are held by the Bank, they will be so held for the account of the lender, and after notice to the Fund from the lender in accordance with the normal procedures of the lender and any loan agreement between the Trust, on behalf of a Fund, and the lender that an event of deficiency or default on the loan has occurred, the Bank may deliver such pledged Portfolio Securities to or for the account of the lender;

                  (h) for the purpose of releasing certificates representing Portfolio Securities, against contemporaneous receipt by the Bank of the fair market value of such security, as set forth in the Proper Instructions received by the Bank before such payment is made;

                  (i) for the purpose of delivering securities lent by a Fund to a bank or broker dealer, but only against receipt in accordance with street delivery custom except as otherwise provided herein, of adequate collateral as agreed upon from time to time by the Fund and the Bank, and upon receipt of payment in connection with any repurchase agreement relating to such securities entered into by the Fund;

                  (j) for other authorized transactions of a Fund or for other proper corporate purposes; provided that before making such transfer, the Bank will also receive a certified copy of resolutions of the Board, signed by an authorized officer of the Trust (other than the officer certifying such resolution) and certified by its Secretary or Assistant Secretary, specifying the Portfolio Securities to be delivered, setting forth the transaction in or purpose for which such delivery is to be made, declaring such transaction to be an authorized transaction of the Fund or such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such securities shall be made; and

                    (k) upon termination of this Agreement as hereinafter set forth pursuant to Section 9 and Section 15 of this Agreement.

         As to any deliveries made by the Bank pursuant to this Section 7.12, securities or cash receivable in exchange therefor shall be delivered to the Bank.

         8. Redemptions. In the case of payment of assets of a Fund held by the Bank in connection with redemptions and repurchases by the Fund of outstanding shares, the Bank will rely on notification by the Trust's transfer agent of receipt of a request for redemption before such payment is made. Payment shall be made in accordance with the Trust's Amended and Restated Declaration of Trust (the "Declaration"), as it may be amended or supplemented from time to time, from assets available for said purpose.

         9. Merger, Dissolution, etc. of Fund. In the case of the following transactions, not in the ordinary course of business, namely, the merger of a Fund into or the consolidation of the Trust with another investment company, the sale by the Trust, of all, or substantially all, of its assets to another investment company, or the liquidation or dissolution of a Fund and distribution of its assets, the Bank will deliver the Portfolio Securities held by it under this Agreement and disburse cash only upon the order of the Trust, on behalf of such Fund(s) set forth in an Officer's Certificate, accompanied by a certified copy of a resolution of the Board authorizing any of the foregoing transactions. Upon completion of such delivery and disbursement and the payment of the fees through the end of the then current term of this Agreement, and disbursements and expenses of the Bank, this Agreement will terminate and the Bank shall be released from any and all obligations hereunder.

     10. Actions of Bank Without Prior Authorization. Notwithstanding anything herein to the contrary, unless and until the Bank receives an Officer's Certificate to the contrary, the Bank will take the following actions without prior authorization or instruction of the Trust or the transfer agent:

         10.1 Endorse for collection and collect on behalf of and in the name of a Fund all checks, drafts, or other negotiable or transferable instruments or other orders for the payment of money received by it for the account of the Fund and hold for the account of the Fund all income, dividends, interest and other payments or distributions of cash with respect to the Portfolio Securities held thereunder;

         10.2 Present for payment all coupons and other income items held by it for the account of a Fund which call for payment upon presentation and hold the cash received by it upon such payment for the account of the Fund;

         10.3 Receive and hold for the account of a Fund all securities received as a distribution on Portfolio Securities as a result of a stock dividend, share split-up, reorganization, recapitalization, merger, consolidation, readjustment, distribution of rights and similar securities issued with respect to any Portfolio Securities held by it hereunder.

         10.4 Execute as agent on behalf of a Fund all necessary ownership and other certificates and affidavits required by the Internal Revenue Code or the regulations of the Treasury Department issued thereunder, or by the laws of any state, now or hereafter in effect, inserting a Fund's name on such certificates as the owner of the securities covered thereby, to the extent it may lawfully do so and as may be required to obtain payment in respect thereof. The Bank will execute and deliver such certificates in connection with Portfolio Securities delivered to it or by it under this Agreement as may be required under the provisions of the Internal Revenue Code and any Regulations of the Treasury Department issued thereunder, or under the laws of any State;

         10.5 Present for payment all Portfolio Securities which are called, redeemed, retired or otherwise become payable, and hold cash received by it upon payment for the account of a Fund; and

         10.6 Exchange interim receipts or temporary securities for definitive securities.

     11. Collections and Defaults. The Bank will use reasonable efforts to collect any funds which may to its knowledge become collectible arising from Portfolio Securities, including dividends, interest and other income, and to transmit to a Fund, notice actually received by it of any call for redemption, offer of exchange, right of subscription, reorganization or other proceedings affecting such Securities. If Portfolio Securities upon which such income is payable are in default or payment is refused after due demand or presentation, the Bank will notify the a in writing of any default or refusal to pay within two business days from the day on which it receives knowledge of such default or refusal. In addition, the Bank will send the Trust a written report once each month showing any income on any Portfolio Security held by the Bank on behalf of a Fund that is more than ten days overdue on the date of such report.

     12. Maintenance of Records and Accounting Services. The Bank will maintain records with respect to transactions for which the Bank is responsible pursuant to the terms and conditions of this Agreement, and in compliance with the applicable rules and regulations of the 1940 Act and will furnish the Trust daily with a statement of condition of each Fund. The books and records of the Bank pertaining to its actions under this Agreement and reports by the Bank or its independent accountants concerning its accounting system, procedures for safeguarding securities and internal accounting controls will be open to inspection and audit at reasonable times by officers of or auditors employed by the Trust and will be preserved by the Bank in the manner and in accordance with the applicable rules and regulations under the 1940 Act.

         The Bank shall perform fund accounting services listed on Schedule C, and shall keep the books of account and render statements or copies from time to time as reasonably requested by the Treasurer or an Assistant Treasurer or any executive officer of the Trust.

         The Bank shall assist generally in the preparation of reports to shareholders and others, audits of accounts, and other ministerial matters of like nature.

     13. Fund Evaluation and Yield Calculation

         13.1 Fund Evaluation. The Bank shall compute and, unless otherwise directed by the Board, determine as of the close of regular trading on the New York Stock Exchange on each day on which said Exchange is open for unrestricted trading and as of such other days, or hours, if any, as may be authorized by the Board, the net asset value and the offering price of a share of each Fund, such determination to be made in accordance with the provisions of the Trust's Declaration and Registration Statement of the Trust relating to the Funds, as they may from time to time be amended, and any applicable resolutions of the Board at the time in force and applicable; and promptly to notify the Trust, any applicable exchange and the NASD or such other persons as the Trust may request of the results of such computation and determination. In computing the net asset value hereunder, the Bank may rely in good faith upon information that the Bank reasonable believes to be accurate and reliable furnished to it by any Authorized Person in respect of (i) the manner of accrual of the liabilities of each Fund and in respect of liabilities of each Fund not appearing on its books of account kept by the Bank, (ii) reserves, if any, authorized by the Board or that no such reserves have been authorized, (iii) the source of the quotations to be used in computing the net asset value, (iv) the value to be assigned to any security for which no price quotations are available, and (v) the method of computation of the offering price on the basis of the net asset value of the shares, and the Bank shall not be responsible for any loss occasioned by such reliance or for any good faith reliance on any quotations received from a source pursuant to (iii) above.

         13.2. Performance Calculations. The Bank will compute the performance results of each Fund (the "Performance Calculations") in accordance with applicable provisions of the 1933 Act and the 1940 Act and the rules under such Acts related to the computations to be undertaken by the Bank pursuant to this Agreement, as promulgated by the Securities and Exchange Commission, as such provisions may be amended from time-to-time, and any published interpretations of or general conventions accepted by the staff of the Securities and Exchange Commission with respect to such rules or the subject matter thereof ("Subsequent Staff Positions"), subject to the Trust's then current Registration Statement, as amended from time-to-time, and the terms set forth below:

         (a) The Bank shall compute the Performance Calculations, for each Fund for the stated periods of time as shall be mutually agreed upon, and communicate in a timely manner the result of such computation to the Trust.

         (b) In performing the Performance Calculations, the Bank will derive from the records it generates and maintains for each Fund pursuant to Section 11 hereof the data necessary for the computation. The Bank shall have no responsibility to review, confirm, or otherwise assume any duty or liability with respect to the accuracy or correctness of any such data supplied to it by the Trust, any of the Fund's designated agents or any of the Trust's designated third party providers (excepting the Bank).

         (c) At the request of the Bank, the Trust shall provide, and the Bank shall be entitled to rely on, written standards and guidelines to be followed by the Bank in interpreting and applying the computation methods pursuant to the rules or any Subsequent Staff Positions as they specifically apply to a Fund. In the event that the computation methods in a rule or Subsequent Staff Positions or the application to a Fund of a standard or guideline is not free from doubt or in the event there is any question of interpretation as to the characterization of a particular security or any aspect of a security or a payment with respect thereto (e.g., original issue discount, participating debt security, income or return of capital, etc.) or otherwise or as to any other element of the computation which is pertinent to the Fund, the Trust or its designated agent, BGFA, shall have the full responsibility for making the determination of how the security or payment is to be treated for purposes of the computation and how the computation is to be made and shall inform the Bank thereof on a timely basis. The Bank shall have no responsibility to make independent determinations with respect to any item which is covered by this Sub-section, and shall not be responsible for its computations made in accordance with such determinations so long as such computations are mathematically correct.

         (d) The Trust shall keep the Bank informed of all publicly available information and of any non-public advice, or information obtained by the Trust from its independent auditors or by its personnel or the personnel of its investment adviser related to the computations to be undertaken by the Bank pursuant to this Agreement, and the Bank shall not be deemed to have knowledge of such information (except as contained in the Registration Statement) unless it has been furnished to the Bank in writing; provided that the Bank shall be charged with knowledge of any material changes to the 1933 Act, the 1940 Act, and any related rules under Acts related to the computations to be undertaken by the Bank pursuant to this Agreement without specific notice from the Trust.

     14. Duties of the Bank.
         ------------------

         14.1 Bank Warranty. The Bank warrants that it has and will maintain at least the minimum qualifications required by Section 17(f)(1) of The 1940 Act to act as custodian of the Portfolio Securities and other assets including cash of the Trust's Funds.

         14.2     Standard of Care and Performance of Duties.
                  ------------------------------------------

                  (a) The Bank agrees to use reasonable care with regard to its obligations under this Agreement and the safekeeping of property of the Funds. In performing its duties hereunder and any other duties listed on the Schedules hereto, the Bank will be entitled to receive and act upon the advice of independent counsel of its own selection, which may be counsel for the Trust, and the Bank will be without liability for any action taken or thing done, or omitted to be done, so long as the Bank's actions or inactions are without negligence and in accordance with this Agreement in good faith in conformity with such advice. The Bank shall be liable to, and shall indemnify and hold harmless the Trust from and against any loss which shall occur as the result of the failure of the Bank or a sub-custodian (other than a foreign securities depository or clearing agency and except as provided in subsections 7.8, 14.2 and 14.4(a)(ii) hereof) to exercise reasonable care with respect to their respective obligations under this Agreement and the safekeeping of such property. Subject to the foregoing, the Bank will not be responsible for any act, omission, default or for the solvency of any foreign securities depository or clearing agency utilized in connection with the provision of services under this Agreement.

                  (b) In the performance of its duties hereunder, the Bank will be protected and not be liable, and will be indemnified and held harmless for any action taken or omitted to be taken by it with reasonable care and in good faith reliance upon the terms of this Agreement, any Officer's Certificate, Proper Instructions, resolution of the Board, facsimile, telegram, notice, request, certificate or other instrument reasonably believed by the Bank to be genuine and for any other loss to the Fund except in the case of its negligent actions or inactions or lack of good faith or reasonable care in the performance of its obligations or duties hereunder.

                    (c) The Bank will be under no duty or obligation to inquire into and will not be liable for:

                           (i)      the validity of the issue of any Portfolio
Securities purchased by or for a Fund, the legality of the purchases thereof or the propriety of the price incurred therefor;

                           (ii)     the legality of any sale of any Portfolio
Securities by or for the Fund or the propriety of the amount for which the same are sold;

                           (iii)    the legality of an issue or sale of any
interests of a Fund or the sufficiency of the amount to be received therefor;

                           (iv)     the legality of the repurchase of any
interests of a Fund or the propriety of the amount to be paid therefor;

                           (v)      the legality of the declaration of any
dividend by a Fund or the legality of the distribution of any Portfolio Securities as payment in kind of such dividend; and

                           (vi)     any property or moneys of a Fund unless and
until received by it, and any such property or moneys delivered or paid by it pursuant to the terms hereof.

                  (d) Moreover, the Bank will not be under any duty or obligation to ascertain whether any Portfolio Securities at any time delivered to or held by it for the account of a Fund are such as may properly be held by the Fund under the provisions of the Trust's Declaration, any federal or state statutes or any rule or regulation of any governmental agency.

                  (e)   Notwithstanding   anything  in  this  Agreement  to  the
contrary, in no event shall the Bank be liable hereunder or to any third party:

                             (i)  for any losses or damages of any kind
resulting from acts of God, earthquakes, fires, floods, storms or other disturbances of nature, epidemics, strikes, riots, nationalization, expropriation, currency restrictions, acts of war, civil war or terrorism, insurrection, nuclear fusion, fission or radiation, the interruption, loss or malfunction of utilities, transportation, or computers (hardware or software) and computer facilities, the unavailability of energy sources and other similar happenings or events, except as results from the Bank's own negligence, provided that the Bank has in place a reasonable back-up and disaster recovery plan that requires the Bank to maintain back-up files of the Funds' data or records required to be maintained under the 1940 Act at another place other than the Bank's principal place of business. This subsection shall not excuse the Bank's failure to perform based upon a loss of Fund data unless the Bank has maintained back-up files of the Funds' data or records; or

                             (ii)  for special, punitive or consequential
damages arising from the provision of services hereunder, even if the Bank has been advised of the possibility of such damages; provided, however, that the parties specifically acknowledge and agree that damages, if any, incurred by the Trust, its Funds or its agents (including, but not limited to, BGFA or the Trust's transfer or shareholder servicing agents) on account of late or incorrect net asset values and related information provided to the Trust, its Funds, its agents or other third parties as may be agreed in writing by Stephens Inc. ("Stephens") and IBT from time to time, are not to be considered special, punitive or consequential damages for purposes of this subsection 14.2(e)(ii)

         14.3 Agents and Sub-custodians with Respect to Property of the Fund Held in the United States. The Bank may employ agents of its own selection in the performance of its duties hereunder and shall be responsible for the acts and omissions of such agents as if performed by the Bank hereunder. Without limiting the foregoing, certain duties of the Bank hereunder may be performed by one or more affiliates of the Bank.

         Upon receipt of Proper Instructions, the Bank may employ sub-custodians selected by or at the direction of the Fund, provided that any such sub-custodian meets at least the minimum qualifications required by Section 17(f)(1) of the 1940 Act to act as a custodian of a Fund's assets with respect to property of the Fund held in the United States. The Bank shall have no liability to the Trust or any other person by reason of any act or omission of any such sub-custodian and the Trust shall indemnify the Bank and hold it harmless from and against any and all actions, suits and claims, arising directly or indirectly out of the performance of any sub-custodian. Upon request of the Bank, the Trust shall assume the entire defense of any action, suit, or claim subject to the foregoing indemnity. The Trust shall pay all fees and expenses of any sub-custodian.

         14.4     Duties of the Bank with Respect to Property of the Fund Held
                              Outside of the United States.
                  --------------------------------------------------------------

                  (a)      Appointment of Foreign Custody Manager.
                           --------------------------------------

                           (i)      If the Trust has appointed the Bank Foreign
Custody Manager (as that term is defined in Rule 17f-5 under the 1940 Act), the Bank's duties and obligations with respect to the Fund's Portfolio Securities and other assets maintained outside the United States shall be, to the extent not set forth herein, as set forth in the Delegation Agreement between the Fund and the Bank (the "Delegation Agreement").

                           (ii)     If the Fund has appointed any other person
or entity Foreign Custody Manager, the Bank shall act only upon Proper Instructions from the Fund with regard to any of the Trust's Portfolio Securities or other assets held or to be held outside of the United States, and the Bank shall be without liability for any claim arising out of maintenance of the Fund's Portfolio Securities or other assets outside of the United States. The Trust also agrees that it shall enter into a written agreement with such Foreign Custody Manager that shall obligate such Foreign Custody Manager to provide to the Bank in a timely manner all information required by the Bank in order to complete its obligations hereunder. The Bank shall not be liable for any claim arising out of the failure of such Foreign Custody Manager to provide such information to the Bank.

                  (b) Segregation of Securities. The Bank shall identify on its books as belonging to a Fund the Foreign Portfolio Securities held by each foreign sub-custodian (each an "Eligible Foreign Custodian") selected by the Foreign Custody Manager, subject to receipt by the Bank of the necessary information from such Eligible Foreign Custodian if the Foreign Custody Manager is not the Bank.

                  (c) Access of Independent Accountants of the Fund. If the Bank is a Fund's Foreign Custody Manager, upon request of the Fund, the Bank will use its best efforts to arrange for the independent accountants of the Fund to be afforded access to the books and records of any foreign banking institution employed as an Eligible Foreign Custodian insofar as such books and records relate to the performance of such foreign banking institution with regard to the Fund's Portfolio Securities and other assets.

                  (d) Reports by Bank. If the Bank is a Fund's Foreign Custody Manager, the Bank will supply to the Fund the reports required under the Delegation Agreement.

                  (e) Transactions in Foreign Custody Account. Transactions with respect to the assets of the Fund held by an Eligible Foreign Custodian shall be effected pursuant to Proper Instructions from the Trust to the Bank and shall be effected in accordance with the applicable agreement between the Foreign Custody Manager and such Eligible Foreign Custodian. If at any time any Foreign Portfolio Securities shall be registered in the name of the nominee of the Eligible Foreign Custodian, the Fund agrees to hold any such nominee harmless from any liability by reason of the registration of such securities in the name of such nominee.

                  Notwithstanding any provision of this Agreement to the contrary, settlement and payment for Foreign Portfolio Securities received for the account of a Fund and delivery of Foreign Portfolio Securities maintained for the account of the Fund may be effected in accordance with the customary established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such securities from such purchaser or dealer.

                  In connection with any action to be taken with respect to the Foreign Portfolio Securities held hereunder, including, without limitation, the exercise of any voting rights, subscription rights, redemption rights, exchange rights, conversion rights or tender rights, or any other action in connection with any other right, interest or privilege with respect to such Securities (collectively, the "Rights"), the Bank shall promptly transmit to the a Fund such information in connection therewith as is made available to the Bank by the Eligible Foreign Custodian, and shall promptly forward to the applicable
Eligible Foreign Custodian any instructions, forms or certifications with respect to such Rights, and any instructions relating to the actions to be taken in connection therewith, as the Bank shall receive from the Fund pursuant to Proper Instructions. Notwithstanding the foregoing, the Bank shall have no further duty or obligation with respect to such Rights, including, without limitation, the determination of whether the Fund is entitled to participate in such Rights under applicable U.S. and foreign laws, or the determination of whether any action proposed to be taken with respect to such Rights by the Fund or by the applicable Eligible Foreign Custodian will comply with all applicable terms and conditions of any such Rights or any applicable laws or regulations, or market practices within the market in which such action is to be taken or omitted.

                  (f) Tax Law. The Bank shall have no responsibility or liability for any obligations now or hereafter imposed on the Trust or its Funds or the Bank as custodian of the Funds by the tax laws of any jurisdiction, and it shall be the responsibility of the Trust to notify the Bank of the obligations imposed on the Fund or the Bank as the custodian of the Fund by the tax law of any non-U.S. jurisdiction, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Eligible Foreign Custodian with regard to such tax law shall be to use reasonable efforts to assist the Trust with respect to any claim for exemption or refund under the tax law of jurisdictions for which the Trust has provided such information.

         14.5 Insurance. The Bank shall use the same care with respect to the safekeeping of Portfolio Securities and cash of the Trust's Funds held by it as it uses in respect of its own similar property but it need not maintain any special insurance for the benefit of the Fund.

         14.6 Fees and Expenses of the Bank. The Trust, on behalf of a Fund, will pay or reimburse the Bank from time to time for any transfer taxes payable upon transfer of Portfolio Securities made hereunder, and for all necessary proper disbursements, expenses and charges made or incurred by the Bank in the performance of this Agreement (including any duties listed on any Schedule hereto, if any) including any indemnities for any loss, liabilities or expense to the Bank as provided above. For the services rendered by the Bank hereunder, the Fund will pay to the Bank such compensation or fees at such rate and at such times as shall be agreed upon in writing by the parties from time to time. The Bank will also be entitled to reimbursement by the Fund for all reasonable expenses incurred in conjunction with termination of this Agreement.

         14.7 Advances by the Bank. The Bank may, in its sole discretion, advance funds on behalf of a Fund to make any payment permitted by this Agreement upon receipt of any proper authorization required by this Agreement for such payments by the Fund. Should such a payment or payments, with advanced funds, result in an overdraft (due to insufficiencies of the Fund's account with the Bank, or for any other reason) this Agreement deems any such overdraft or related indebtedness a loan made by the Bank to the Fund payable on demand. Such overdraft shall bear interest at the current rate charged by the Bank for such loans unless the Fund shall provide the Bank with agreed upon compensating balances. The Fund agrees that the Bank shall have a continuing lien and security interest to the extent of any overdraft or indebtedness and to the extent required by law, in and to any property at any time held by it for the Fund's benefit or in which the Fund has an interest and which is then in the Bank's possession or control (or in the possession or control of any third party acting on the Bank's behalf). The Fund authorizes the Bank, in the Bank's sole discretion, at any time to charge any overdraft or indebtedness, together with interest due thereon, against any balance of account standing to the credit of the Fund on the Bank's books. In no event, however, shall the liability of one Fund be charged against the assets of another Fund or Funds.

     15. Termination.
         -----------

         15.1 Term of the Agreement. The term of this Agreement shall be one (1) year commencing upon the date hereof (the "Initial Term"), unless earlier terminated as provided herein. After the expiration of the Initial Term, the term of this Agreement shall automatically renew for successive one-year terms (each a "Renewal Term") unless notice of non-renewal is delivered by the non-renewing party to the other party no later than ninety days prior to the expiration of the Initial Term or any Renewal Term, as the case may be.

         15.2 Termination of the Agreement. Notwithstanding Section 15.1 above, the Agreement may be terminated at any time, without penalty upon sixty (60) days written notice delivered by either party to the other by means of registered mail, and upon the expiration of such sixty (60) days, this Agreement will terminate; provided, however, that the effective date of such termination may be postponed to a date not more than ninety (90) days from the date of delivery of such notice by (i) the Bank in order to prepare for the transfer by the Bank of all the assets of the Funds held hereunder, or (ii) the Trust in order to give it an opportunity to make suitable arrangements for a successor custodian. At any time after the termination of this Agreement, the Bank agrees to make available to the Trust, at its request, the records maintained by the Bank relating to the performance of its duties as custodian and/or fund accountant, and to preserve such records for the periods prescribed in Rule 31a-2 under the 1940 Act.

                  (d) In the event of the termination of this Agreement, the Bank will immediately upon receipt or transmittal, as the case may be, of notice of termination, commence and prosecute diligently to completion the transfer of all cash and the delivery of all Portfolio Securities duly endorsed and all records maintained under Section 12 to the successor custodian and accountant when appointed by the Trust. The obligation of the Bank to deliver and transfer over the assets of the Trust's Funds held by the Bank directly to such successor custodian will commence as soon as such successor is appointed and will continue until completed as aforesaid. If the Trust does not select a successor custodian within ninety (90) days from the date of delivery of notice of termination the Bank may, subject to the provisions of subsection 15(e), deliver the Portfolio Securities and cash of the Trust's Fund held by the Bank to a bank or trust company of the Bank's own selection that meets the requirements of Section 17(f)(1) of the 1940 Act and has a reported capital, surplus and undivided profits aggregating not less than $2,000,000, to be held as the property of the Trust's Funds under terms similar to those on which they were held by the Bank, whereupon such bank or trust company so selected by the Bank will become the successor custodian of such assets of the Trust's Funds with the same effect as though selected by the Board.

                  (e) Prior to the expiration of ninety (90) days after notice of termination has been given, the Trust may furnish the Bank with an order of the Trust advising that a successor custodian cannot be found willing and able to act upon reasonable and customary terms and that there has been submitted to the Fund's shareholders the question of whether a Fund will be liquidated or will function without a custodian for the assets of a Fund held by the Bank. In that event the Bank will deliver the Portfolio Securities and cash of the Trust's Funds, subject as aforesaid, in accordance with one of such alternatives that may be approved by the requisite vote of shareholders, upon receipt by the Bank of a copy of the minutes of the meeting of shareholders at which action was taken, certified by the Trust's Secretary and an opinion of counsel to the Trust in form and content satisfactory to the Bank.

         15.3 The Fund shall reimburse the Bank for any reasonable expenses incurred by the Bank in connection with the termination of this Agreement.

     16. Confidentiality. Both parties hereto agree than any non-public information obtained hereunder concerning the other party is confidential and may not be disclosed without the consent of the other party, except as may be required by applicable law or at the request of a governmental agency. The parties further agree that a breach of this provision would irreparably damage the other party and accordingly agree that each of them is entitled, in addition to all other remedies at law or in equity to an injunction or injunctions without bond or other security to prevent breaches of this provision.

     17.  Notices.  Any  notice or other  instrument  in writing  authorized  or required by this Agreement to be given to either party hereto will be sufficiently given if addressed to such party and delivered via (I) United States Postal Service registered mail, (ii) telecopier with written confirmation, (iii) hand delivery with signature to such party at its office at the address set forth below, namely:

         (a)      In the case of notices sent to the Fund to:

                  Wells Fargo Funds Trust
                  Mutual Fund Group
                  525 Market Street, 12th Floor
                  MAC 0103-121
                  San Francisco, CA 94163 (94105 for Federal Express delivery)
                  Attn:    Karla M. Rabusch, Treasurer

         (b)      In the case of notices sent to the Bank to:

                  Investors Bank & Trust Company
                  200 Clarendon Street, P.O. Box 9130
                  Boston, Massachusetts 02117-9130
                  Attention: Steven Gallant, Director - Client Management With a copy to: John E. Henry, General Counsel or at such other place as such party may from time to time designate in writing.

     18. Amendments. This Agreement may not be altered or amended, except by an instrument in writing, executed by both parties.


     19. Parties. This Agreement will be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement will not be assignable by the Fund without the written consent of the Bank or by the Bank without the written consent of the Fund, authorized and approved by its Board; and provided further that termination proceedings pursuant to Section 15 hereof will not be deemed to be an assignment within the meaning of this provision.

     20. Governing Law. This Agreement and all performance hereunder will be governed by the laws of the Commonwealth of Massachusetts, without regard to conflict of laws provisions.

     21. Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

     22. Entire Agreement. This Agreement, together with its Appendices, constitutes the sole and entire agreement between the parties relating to the subject matter herein and does not operate as an acceptance of any conflicting terms or provisions of any other instrument and terminates and supersedes any and all prior agreements and undertakings between the parties relating to the subject matter herein.

     23. Limitation of Liability. The Bank agrees that the obligations assumed by the Fund hereunder shall be limited in all cases to the assets of the Fund and that the Bank shall not seek satisfaction of any such obligation from the officers, agents, employees, trustees, or shareholders of the Fund.

     24. Several Obligations of the Portfolios. This Agreement is an agreement entered into between the Bank and the Trust with respect to each Fund. With respect to any obligation of the Trust on behalf of any Fund arising out of this Agreement, the Bank shall look for payment or satisfaction of such obligation solely to the assets of the Trust to which such obligation relates as though the Bank had separately contracted with the Trust by separate written instrument with respect to each Fund.

                  [Remainder of Page Intentionally Left Blank]





     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized as of the day and year first written above.


                                        WELLS FARGO FUNDS TRUST



                                        By: /s/ C. David Messman
                                        Name: C. David Messman
                                        Title: Secretary


                                        Investors Bank & Trust Company



                                        By: /s/ Andrew Nesvet
                                        Name: Andrew Nesvet
                                        Title: Senior Director-Client Management











                                   Appendices


Appendix A.......................................................... Portfolios

Appendix B........................................................ Fee Schedule

Appendix C................................................. Additional Services








                                   Schedule A


                        Custody and Accounting Agreement

                             Wells Fargo Funds Trust

                                  List of Funds



                            LifePath Opportunity Fund

                               LifePath 2010 Fund

                               LifePath 2020 Fund

                               LifePath 2030 Fund

                               LifePath 2040 Fund


















Dated:  November 8, 1999




                                   Schedule B


                                  Fee Schedule

                    Fund Accounting and Calculation of N.A.V.

       The following annual fee will be charged for each feeder for which IBT acts as fund accountant:
                                                            Annual Fee

Per Feeder Annual Charge                                     $12,000

Per Class Annual Charge (applies only to any new classes
       beyond the original five classes)                      $4,500


                                                              Miscellaneous

A.  Out-of-Pocket

       These charges consist of:

       - External printing, delivery and postage costs - Extraordinary travel expenses - InvestView (only if requested by the Administrator)
       - Any future legal expenses associated with substantially altering IBT's standard contracts - Customized systems development; customized reporting; and customized extracts

B.  Payment

       The above fees will be charged against the feeder's account five business days after the invoice is mailed.

C.  Systems

       The details of any systems work will be determined after a thorough business analysis. Systems work will not be performed until approved by the Administrator. Systems work will be billed on a time and material basis.









                                   Schedule C


                             Wells Fargo Funds Trust

                             Fund Accounting Duties


I. A.Journals containing an itemized daily record in detail of all purchases and sales of securities, all receipts and disbursements of cash and all other debits and credits, as required by subsection (b)(1) of rule 31a-1 under the 1940 Act (the "Rule");

                B.General and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, as required by subsection (b)(2)(i) of the Rule;

                C.Separate ledger accounts required by subsection (b) (2) (ii) and (iii) of the Rule; and

                D.A monthly trial balance of all ledger accounts (except shareholder accounts) as required by subsection (b)(8) of the Rule.

II. All such books and records shall be the property of the Trust, and IBT agrees to make such books and records available for inspection by the Trust or by the Securities and Exchange Commission at reasonable times and otherwise to keep confidential all records and other information relative to the Trust;
except when requested to divulge such information by duly constituted authorities or court process, or when requested by the Trust.

III. In addition to the maintenance of the books and records specified above, IBT shall perform the following accounting services daily for each Fund;

                A.Calculate the net asset value per interest;

                B.Calculate changes in net asset value;

                C.Calculate the per share dividend distribution rates:

                D.Calculate dividends and any capital-gain distributions;

                E.         Calculate yield;

                F.         Provide the following reports:

                    1.   a current security position report;

                    2.   a  summary   report   of   transactions   and   pending
                         maturities; and

                    3.   a current cash position report;

                G.Such other similar services with respect to a Fund as may be reasonably requested by the Trust.

         IV. IBT shall forward the information contained in Section III of this Schedule to third-party service providers reasonably requested by the Trust, the Trust's Administrator or BGFA.










                                                                 EX-99.B(h)(1)


                            ADMINISTRATION AGREEMENT


                             Wells Fargo Funds Trust
                                111 Center Street
                           Little Rock, Arkansas 72201


     THIS AGREEMENT is made as of this 8th day of November, 1999, by and between Wells Fargo Funds Trust, a Delaware business trust (the "Trust") and Wells Fargo Bank, N.A., a national banking association ("Wells Fargo").

     WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Trust desires to retain Wells Fargo to render certain administrative services to the Trust's investment portfolios listed on Appendix A (individually, a "Fund" and collectively, the "Funds"), and Wells Fargo is willing to render such services.

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties agree as follows:

     1. Appointment. The Trust hereby appoints Wells Fargo to act as Administrator of the Funds, and Wells Fargo hereby accepts such appointment and agrees to render such services and duties set forth in Paragraph 3, for the compensation and on the terms herein provided. Each new investment portfolio established in the future by the Trust shall automatically become a "Fund" for all purposes hereunder as if it were listed on Appendix A, absent written notification to the contrary by either the Trust or Wells Fargo.

     2. Delivery of Documents. The Trust shall furnish to, or cause to be furnished to, Wells Fargo originals of, or copies of, all books, records, and other documents and papers related in any way to the administration of the Trust.

     3. Duties as Administrator. Wells Fargo shall, at its expense, provide the following administrative services in connection with the operations of the Trust and the Funds:

         (a)  receive and tabulate shareholder votes;

         (b)  furnish statistical and research data;

(c) coordinate (or assist in) the preparation and filing with the U.S. Securities and Exchange Commission ("SEC") of registration statements, notices, shareholder reports, and other material required to be filed under applicable laws;

                  (d) prepare and file with the states registration statements, notices, reports, and other material required to be filed under applicable laws;

         (e)  prepare and file Form 24F-2s and N-SARs;

         (f) review bills submitted to the Funds and, upon determining that a bill is appropriate, allocating amounts to the appropriate Funds and Classes thereof and instructing the Funds' custodian to pay such bills;

         (g)  coordinate  (or assist in) the  preparation  of reports  and other
information   materials   regarding  the  Funds  including   proxies  and  other
shareholder communications, and review prospectuses;

         (h)  prepare expense table information for annual updates;

         (i) provide legal and regulatory advice to the Funds in connection with its other administrative functions, including assignment of matters to outside legal counsel on behalf of the Trust and supervising the work of such counsel;

         (j)  provide office facilities and clerical support for the Funds;

         (k) develop and implement procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions;

         (l)  serve as liaison between the Funds and their independent auditors;

         (m)  prepare and file tax returns;

         (n)  review payments of Fund expenses;

         (o)  prepare expense budgeting and accruals;

         (p) provide communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant, any co-administrators, and other service organizations that render recordkeeping or shareholder communication services;

         (q) provide information to the Funds' distributor concerning fund performance and administration;

         (r) assist the Trust in the development of additional investment portfolios;

         (s) provide reports to the Funds' board of directors regarding its activities;

         (t) assist in the preparation and assembly of meeting materials, including comparable fee information, as required, for the Funds' board of directors; and

         (u) provide any other administrative services reasonably necessary for the operation of the Funds other than those services that are to be provided by the Trust's transfer and dividend disbursing agent, custodian, and fund accountant, provided that nothing in this Agreement shall be deemed to require Wells Fargo to provide any services that may not be provided by it under applicable banking laws and regulations.

     In performing all services under this Agreement, Wells Fargo shall: (a) act in conformity with the Trust's Declaration of Trust (and By-Laws, if any), the 1940 Act, and any other applicable laws as may be amended from time to time, and with the Trust's registration statement under the Securities Act of 1933 and the 1940 Act, as may be amended from time to time; (b) consult and coordinate with legal counsel to the Trust as necessary and appropriate; and (c) advise and report to the Trust and its legal counsel, as necessary and appropriate, with respect to any compliance or other matters that come to its attention.

     In connection with its duties under this Paragraph, Wells Fargo may, at its own expense, enter into sub-administration agreements with other service providers, provided that each such service provider agrees with Wells Fargo to comply with this Agreement and all relevant provisions of the 1940 Act, the Investment Advisers Act of 1940, any other applicable laws as may be amended from time to time, and all relevant rules thereunder. Wells Fargo will provide the Trust with a copy of each sub-administration agreement it executes relating to the Trust. Wells Fargo will be liable for acts or omissions of any such sub-administrators under the standards of care described herein under Paragraph 5.

     4. Compensation. In consideration of the administration services to be rendered by Wells Fargo under this Agreement, the Trust shall pay Wells Fargo a monthly fee, as shown on Appendix A, of the average daily value (as determined on each business day at the time set forth in the Prospectus for determining net asset value per share) of the Funds' net assets during the preceding month. If the fee payable to Wells Fargo pursuant to this Paragraph begins to accrue before the end of any month or if this Agreement terminates before the end of any month, the fee for the period from the effective date to the end of that month or from the beginning of that month to the termination date, respectively, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. For purposes of calculating each such monthly fee, the value of each Fund's net assets shall be computed in the manner specified in that Fund's registration statement as then on file with the SEC for the computation of the value of the Fund's net assets in connection with the determination of the net asset value of Fund shares. For purposes of this Agreement, a "business day" is any day that the Trust is open for trading.

     5.  Limitation of Liability; Indemnification.

         (a) Wells Fargo shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its obligations and duties under this Agreement, except a loss resulting from Wells Fargo's willful misfeasance, bad faith, or negligence in the performance of its obligations and duties or that of its agents or sub-administrators, or by reason of its or their reckless disregard thereof. Any person, even though also an officer, director, employee or agent of Wells Fargo, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with Wells Fargo's duties as Administrator hereunder), to be acting solely for the Trust and not as an officer, director, employee, or agent or one under the control or discretion of Wells Fargo even though paid by it.

         (b) The Trust, on behalf of each Fund, will indemnify Wells Fargo against and hold it harmless from any and all losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action, or suit relating to the particular Fund and not resulting from willful misfeasance, bad faith, or negligence of Wells Fargo or its agents or sub-administrators in the performance of their obligations and duties, or by reason of its or their reckless disregard thereof. Wells Fargo will not confess any claim or settle or make any compromise in any instance in which the Trust will be asked to provide indemnification, except with the Trust's prior written consent. Any amounts payable by the Trust under this Subparagraph shall be satisfied only against the assets of the Fund involved in the claim, demand, action, or suit and not against the assets of any other Fund.

                  (c) Wells Fargo will indemnify the Trust against and hold it harmless from any and all losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action, or suit against the Trust or any Fund that resulted from a failure of Wells Fargo or its agents to act in accordance with the standard of care set forth in Subparagraph (a) above; provided that such loss, claim, damage, liability or expense did not result primarily from willful misfeasance, bad faith, or negligence of the Trust or its agents (other than Wells Fargo or agents of Wells Fargo) in the performance of their obligations and duties, or by reason of its or their reckless disregard thereof. The Trust will not confess any claim or settle or make any compromise in any instance in which Wells Fargo will be asked to provide indemnification, except with Wells Fargo's prior written consent.

         6. Allocation of Expenses. Wells Fargo assumes and shall pay for maintaining the staff and personnel necessary to perform its obligations under this Agreement and shall, at its own expense, provide its own office space, facilities and equipment. In addition to the fees described in Section 4 of this Agreement, the Trust (or its other service providers, as may be provided pursuant to their respective agreements and contracts with the Trust) shall pay all of its expenses which are not expressly assumed by Wells Fargo hereunder. The expenses of legal counsel and accounting experts retained by Wells Fargo, after consulting with the Trust's legal counsel and independent auditors, as may be reasonably necessary or appropriate for the performance by Wells Fargo of its duties under this Agreement shall be deemed to be expenses of, and shall be paid for by, the Trust.

     7. Amendments. This Agreement may be amended at any time by mutual agreement in writing of the Trust and Wells Fargo, provided that the Board of Trustees of the Trust, including a majority of the trustees who are not interested persons of the Trust or any party to this Agreement, as defined by the 1940 Act, approves any such amendment in advance.
 .

     8. Administrator's Other Businesses. Except to the extent necessary to perform Wells Fargo's obligations under this Agreement, nothing herein shall be deemed to limit or restrict the right of Wells Fargo, or any affiliate or employee of Wells Fargo, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association.

     9. Duration. This Agreement shall become effective on its execution date and shall remain in full force and effect for one year or until terminated pursuant to the provisions in Paragraph 10, and it may be reapproved at least annually by the Board of Trustees, including a majority of the directors who are not interested persons of the Trust or any party to this Agreement, as defined by the 1940 Act.

     10. Termination of Agreement. This Agreement may be terminated at any time, without the payment of any penalty, by a vote of a majority of the members of the Trust's Board of Trustees, on 60 days' written notice to Wells Fargo; or by Wells Fargo on 60 days' written notice to the Trust.

     11. Expense Waivers. If in any fiscal year the total expenses of a Fund incurred by, or allocated to, the Fund, excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and amounts accrued or paid under a Rule 12b-1 Plan of the Fund and including only the fees provided for in Paragraph 4 and those provided for pursuant to the Fund's advisory agreement ("includible expenses"), exceed the applicable voluntary expense waivers, if any, set forth in the Prospectus, Wells Fargo shall waive or reimburse that portion of the excess derived by multiplying the excess by a fraction, the numerator of which shall be the percentage at which the fee payable pursuant to this Agreement is calculated under Paragraph 4, and the denominator of which shall be the sum of such percentage plus the percentage at which the fee payable pursuant to the Fund's advisory agreement is calculated (the "Applicable Ratio"), but only to the extent of the fee hereunder for the fiscal year. If the fees payable under this Agreement and/or the Fund's advisory agreement contributing to such excess portion are calculated at more than one percentage rate, the Applicable Ratio shall be calculated separately for and applied separately to the portions of excess attributable to, the period to which a particular percentage rate applied. At the end of each month of the Trust's fiscal year, the Trust shall review the includible expenses accrued during that fiscal year to the end of that period and shall estimate the includible expenses for the balance of that fiscal year. If as a result of that review and estimation it appears likely that the includible expenses will exceed the limitations referred to in this Paragraph for a fiscal year with respect to the Fund, the monthly fee set forth in Paragraph 4 payable to Wells Fargo for such month shall be reduced, subject to a later adjustment, by an amount equal to the Applicable Ratio times the estimated excess pro rated over the remaining months of the fiscal year (including the month just ended). For purposes of computing the excess, if any, the value of the Fund's net assets shall be computed in the manner specified in Paragraph 4, and any reimbursements required to be made by Wells Fargo shall be made once a year promptly after the end of the Trust's fiscal year.

     12. Trust not bound to violate its Articles. Nothing in this Agreement shall require the Trust to take any action contrary to any provision of its Declaration of Trust or to any applicable statute or regulation.

     13. Miscellaneous.
         -------------

         (a) Any notice or other instrument authorized or required by this Agreement to be given in writing to the Trust or Wells Fargo shall be sufficiently given if addressed to that party and received by it at its office set forth below or at such other place as it may from time to time designate in writing.

     To the Trust:

     Wells Fargo Funds Trust
     111 Center Street
     Little Rock, Arkansas  72201
     Attention:  Richard H. Blank, Jr.


     To Wells Fargo:

     Wells Fargo Bank, N.A.
     525 Market Street, 12th Floor
     San Francisco, California  94105
     Attention:  Michael J. Hogan

         (b) This Agreement shall extend to and be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be subject to assignment (as that term is defined under the 1940 Act) without the written consent of the other party.

         (c) This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

         (d) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, and which collectively shall be deemed to constitute only one agreement.

(e) The captions of this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

                  (f) If any provision of this Agreement is declared to be prohibited or unenforceable, the remaining provisions of this Agreement shall continue to be valid and fully enforceable.


     In witness whereof, the parties have caused this Agreement to be executed by their duly authorized officers as of the day and year first above written.


                                                         WELLS FARGO FUNDS TRUST


                                                   By: /s/ Richard H. Blank, Jr.
                                                       -------------------------
                                                           Richard H. Blank, Jr.
                                                             Assistant Secretary


                                                          WELLS FARGO BANK, N.A.


                                                        By: /s/ Michael J. Hogan
                                                           ---------------------
                                                                Michael J. Hogan
                                                        Executive Vice President


                                                  By: /s/ Elizabeth A. Gottfried
                                                     ---------------------------
                                                          Elizabeth A. Gottfried
                                                                  Vice President








                                   Appendix A

           Funds of Wells Fargo Funds Trust Covered by This Agreement


Fee of 0.15% of average daily net assets on an annual basis:

192. Aggressive Balanced-Equity Fund
193. Arizona Tax-Free Fund
194. Asset Allocation Fund
195. California Limited Term Tax-Free Fund
196. California Tax-Free Fund
197. California Tax-Free Money Market Fund
198. California Tax-Free Money Market Trust
199. Cash Investment Money Market Fund
200. Colorado Tax-Free Fund
201. Corporate Bond Fund
202. Disciplined Growth Fund
203. Diversified Bond Fund
204. Diversified Equity Fund
205. Diversified Small Cap Fund
206. Equity Income Fund
207. Equity Index Fund
208. Equity Value Fund
209. Government Money Market Fund
210. Growth Balanced Fund
211. Growth Equity Fund
212. Growth Fund
213. Income Fund
214. Income Plus Fund
215. Index Allocation Fund
216. Index Fund
217. Intermediate Government Income Fund
218. International Equity Fund
219. International Fund
220. Large Company Growth Fund
221. LifePath Opportunity Fund
222. LifePath 2010 Fund
223. LifePath 2020 Fund
224. LifePath 2030 Fund
225. LifePath 2040 Fund
226. Limited Term Government Income Fund
227. Minnesota Intermediate Tax-Free Fund
228. Minnesota Money Market Fund
229. Minnesota Tax-Free Fund
230. Moderate Balanced Fund
231. Money Market Fund
232. Money Market Trust
233. Mid Cap Growth Fund
234. National Limited Term Tax-Free Fund
235. National Tax-Free Fund
236. National Tax-Free Institutional  Money Market Fund
237. National Tax-Free Money Market Fund
238. National Tax-Free Money Market Trust
239. Nebraska Tax-Free Fund
240. Oregon Tax-Free Fund
241. OTC Growth Fund
242. Overland Express Sweep Fund
243. Prime Investment Money Market Fund
244. Small Cap Growth Fund
245. Small Cap Opportunities Fund
246. Small Cap Value Fund
247. Small Company Growth Fund
248. Specialized Technology Fund
249. Stable Income Fund
250. Strategic Income Fund
251. Treasury Plus Institutional Money Market Fund
252. Treasury Plus Money Market Fund
253. 100% Treasury Money Market Fund
254. Variable Rate Government Fund
255. Wealthbuilder Growth & Income Portfolio
256. Wealthbuilder Growth Balanced Portfolio
257. Wealthbuilder Growth Portfolio



Approved by Board of Trustees:  March 26, 1999, as amended May 9, 2000, and
                                July 25, 2000.








                                                            EX-99.B(h)(2)


                             WELLS FARGO FUNDS TRUST
                            FUND ACCOUNTING AGREEMENT


         AGREEMENT made as of the 1st day of October, 1999, by and between Wells Fargo Funds Trust, a business trust organized under the laws of the State of Delaware, with its principal office and place of business at 111 Center Street, Little Rock, Arkansas 72201 (the "Trust"), and Forum Accounting Services, LLC ("Forum") a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101.

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and may issue its shares of beneficial interest (the "Shares"), in separate series and classes; and

     WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and subject to this Agreement in accordance with
Section 6, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust offers shares of various classes of each Fund as listed in Appendix A hereto (each such class together with all other classes subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes");

     WHEREAS, the Trust desires that Forum perform certain fund accounting services for each Fund and Class thereof and Forum is willing to provide those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

     SECTION 1.  APPOINTMENT

     The Trust hereby appoints Forum, and Forum hereby agrees, to act as fund accountant of the Trust for the period and on the terms set forth in this Agreement. In connection therewith, the Trust has delivered to Forum copies of
(i) the Trust's Amended and Restated Declaration of Trust and, if applicable, Bylaws (collectively, as amended from time to time, "Organic Documents"), (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"), (iii) the Trust's current Prospectus and Statement of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus") and (iv) all procedures adopted by the Trust with respect to the Funds (e.g., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

     SECTION 2.  DUTIES OF FORUM

     (a) Forum and Wells Fargo Bank, N.A., the Trust's administrator (collectively with its agents, the "Administrator"), may from time to time adopt such procedures as they agree upon to implement the terms of this Section. With respect to each Fund, Forum shall perform the following services:

         (i) calculate the net asset value per share ("NAV") with the frequency prescribed in each Fund's then-current Prospectus;

         (ii) calculate eac (b) "Forum" means Forum Financial Group, LLC and each entity it controls, is controlled by or under common control with Forum Financial Group, LLC.

     (c) "Funds" means mutual funds, collective investment pools or other persons or entities for which Forum provides services. h item of income, deduction, credit, gain and loss, if any, and process each Fund's stated expense ratio as required by the Trust and in conformance with generally accepted accounting practice ("GAAP"), the SEC's Regulation S-X (or any successor regulation) and the Internal Revenue Code of 1986, as amended (or any successor laws)(the "Code");

         (iii) maintain each Fund's general ledger and record all income, gross expenses, capital share activity and security transactions of each Fund;

         (iv) calculate the "SEC yield" and money market fund seven day yields for each Fund, and each Class thereof, as applicable;

         (v) provide the Trust and such other persons as the Administrator may direct with the following reports (A) Key Numbers Summary, (B) trial balance, (C) current security position report by tax lot, (D) security position report by security identifier, (E) stale pricing and (F) cash position and projection report;

         (vi) prepare and record once daily, as of the time when the net asset value of a Fund is calculated or at such other time as otherwise directed by the Trust, either (A) a valuation of the assets of the Fund (based upon the use of outside services normally used and contracted for this purpose by Forum in the case of securities for which information and market price or yield quotations are readily available and based upon evaluations conducted in accordance with the Trust's instructions in the case of all other assets) or (B) a calculation confirming that the market value of the Fund's assets does not deviate from the amortized cost value of those assets by more than a specified percentage;

         (vii) make such adjustments over such periods as the Administrator deems necessary to reflect over-accruals or under-accruals of estimated expenses or income;

         (viii) provide appropriate records to assist the Trust's independent accountants and, upon approval of the Trust or the Administrator, any regulatory body in any requested review of the Trust's books and records maintained by Forum;

         (ix) provide information typically supplied in the investment company industry to the Fund's transfer agent and NASDAQ;

         (x) transmit the NAVs and dividend factors of all Funds to the Administrator and to those persons designated by the Administrator in writing either by internet e-mail or facsimile transmission as designated by the Administrator;

         (xi) provide the Trust or the Administrator with the data requested by the Trust or the Administrator that is required to update the Registration Statement;

         (xii) provide the Trust or independent accountants the data requested with respect to the preparation of the Trust's income, excise and other tax returns;

         (xiii) provide the Trust or Administrator with unadjusted Fund data directly from Forum's portfolio accounting system for any Fund business day and other data reasonably requested for the preparation of the Trust's semi-annual financial statements;

         (xiv) process all distributions as directed in writing by the Trust or the Administrator;

         (xv)  transmit  to  and  receive  from  each  Fund's   transfer   agent
         appropriate data to reconcile daily Shares outstanding and other data with the transfer agent;

         (xvi) reconcile cash daily and reconcile security identifier, units, maturities and rates at least monthly with each Fund's custodian;

         (xvii) verify investment trade tickets when received from an investment adviser and maintain individual ledgers and historical tax lots for each security;

         (xviii) report to the Trust and the Administrator within 15 days after the end of each calendar month, Forum's compliance for the prior month with the written service level standards agreed upon from time to time by the Trust and Forum (the "Service Standards"). The initial Service Standards are attached as Appendix B hereto; and

         (xix) perform such other recordkeeping, reporting and other tasks as may be specified from time to time by the Administrator in the procedures adopted by the Board pursuant to mutually acceptable compensation and implementation agreements.

     (b) Forum shall prepare and maintain on behalf of the Trust the following books and records of each Fund, and each Class thereof, pursuant to Rule 31a-1 under the 1940 Act (the "Rule"):

         (i) Journals containing an itemized daily record in detail of all purchases and sales of securities, all receipts and disbursements of cash and all other debits and credits, as required by subsection (b)(1) of the Rule;

         (ii) General and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, as required by subsection (b)(2) of the Rule (but not including the ledgers required by subsection (b)(2)(iv) of the Rule);

         (iii) A record of each brokerage order given by or on behalf of the Trust for, or in connection with, the purchase or sale of securities, whether executed or not, and all other portfolio purchases or sales, as required by subsections (b)(5) and (b)(6) of the Rule;

         (iv) A record of all options, if any, in which the Trust has any direct or indirect interest or which the Trust has granted or guaranteed and a record of any contractual commitments to purchase, sell, receive or deliver any property, as required by subsection (b)(7) of the Rule;

         (v) A monthly trial balance of all ledger accounts (except shareholder accounts) as required by subsection (b)(8) of the Rule; and

         (vi) Other records required by the Rule or any successor rule or pursuant to interpretations thereof to be kept by open-end management investment companies, but limited to those provisions of the Rule applicable to portfolio transactions and as agreed upon between the parties hereto.

     (c) The books and records prepared and maintained pursuant to Section 2(b) shall be prepared and maintained in such form, for such periods and in such locations as may be required by the 1940 Act. The books and records pertaining to the Trust that are in possession of Forum shall be the property of the Trust. The Trust, the Administrator, or the Trust's or the Administrator's authorized representatives, shall have access to such books and records at all times during Forum's normal business hours. Upon the reasonable request of the Trust or the Administrator, copies of any such books and records shall be provided promptly by Forum to the Trust or the Trust's authorized representatives at the Trust's expense. In the event the Trust designates a successor that shall assume any of Forum's obligations hereunder, Forum shall, at the expense and direction of the Trust, transfer to such successor all relevant books, records and other data established or maintained by Forum under this Agreement.

     (d) Forum shall provide the Trust and, subject to agreement to be bound by this subsection, the Administrator and any other service provider to the Trust specified by the Trust, upon request, read only access to a fund accounting database file containing books, records, and information maintained in electronic format by Forum for the Trust pursuant to this Agreement. The database, which will be updated as of the latest close of business, will be placed in a directory on Forum's network so as to be retrievable by the Trust or Administrator. The database will include, with respect to a Fund, trial balance data, daily portfolios, portfolio history, and statistical data from the date Forum first became or becomes the Fund's fund accountant, in a format structured to ensure reasonable and efficient use. The Trust acknowledges that the databases, computer programs, screen formats, report formats, interactive design techniques, and documentation manuals maintained by Forum on databases under the control and ownership of Forum or a third party hired by Forum constitute copyrighted, trade secret, or other proprietary information (collectively, "Proprietary Information") of substantial value to Forum or the third party. The Trust agrees to treat all Proprietary Information as proprietary to Forum and further agrees that it shall not divulge any Proprietary Information to any person or organization except as may be provided under this Agreement.

     (e) Forum shall implement the accounting practices and procedures approved by the Board as soon as practical following receipt of written notice thereof, subject to Section 2(a)(xix).

     (f) Forum shall obtain a report from a reputable certified public accountant firm on the processing of fund accounting transactions by Forum in accordance with Statement of Auditing Standards 70 (issued by the Auditing Standards Board of the American Institute of Certified Public Accountants). Forum shall obtain such a report as of a date no later than June 30, 2000 and shall supply a copy of the report to the Trust and the Administrator by September 30, 2000. Forum shall obtain annual updates to such report and shall remedy any material weakness identified in the report within 90 days of the issuance of the report.

     (g) Nothing contained herein shall be construed to require Forum to perform any service that could cause Forum to be deemed an investment adviser for purposes of the 1940 Act or the Investment Advisers Act of 1940, as amended, or that could cause a Fund to act in contravention of the Fund's Prospectus or any provision of the 1940 Act. Except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         SECTION 3.  STANDARD OF CARE; LIMITATION OF LIABILITY; INDEMNIFICATION

     (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or negligence in the performance or disregard of Forum's duties or obligations under this Agreement; provided, however, that with respect to any activity outside of normal processing Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance or disregard of Forum's duties or obligations under this Agreement. An activity related to the processing of data shall be deemed to be outside of normal processing if Forum is willing and able to accept the data (from whatever source) electronically and, after Forum has given the Trust 90 days' notice of such ability, the data is not transmitted to Forum in an electronic format that may be manipulated and that contains sufficient imbedded detail to define each piece of data; provided, however, that such notice shall not be required with respect to (i) portfolio investment purchases and sales and rate changes, (ii) custody account activity and positions, (iii) capital transactions, (iv) broker quotes and non-proprietary fund prices and factors.

     (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended (the "1934 Act"), ("Forum Indemnitees"), against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a "Forum Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Forum Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the Forum Claim in its own name or in the name of the Forum Indemnitee.

     (c) Forum agrees to indemnify and hold harmless the Trust, its employees, agents, directors, officers and managers and any person who controls the Trust within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Trust Indemnitees"), against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to (i) Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d), or (ii) any breach of Forum's representation set forth in Section 13 (a "Trust Claim"). Forum shall not be required to indemnify any Trust Indemnitee if, prior to confessing any Trust Claim against the Trust Indemnitee, the Trust or the Trust Indemnitee does not give Forum written notice of and reasonable opportunity to defend against the Trust Claim in its own name or in the name of the Trust Indemnitee.

     (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

         (i) the advice of the Trust or of reputable counsel to the Trust, or the advice of in-house counsel of the Administrator or its affiliates;

         (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by a person or persons authorized in a writing delivered to Forum by the Board or by the Administrator to give such oral instruction. Provided that Forum has such reasonable belief, Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

         (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

         (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

     (e) Forum shall not be liable for the errors of other service providers to the Trust or their systems, including the errors of pricing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

     (f) Forum shall reimburse each applicable Fund for any net losses to the Fund during each NAV Error Period resulting from an NAV Difference that is at least $0.01 per Fund share but that, as a percentage of Recalculated NAV of such Fund, is less than 1/2 of 1%. Forum shall reimburse the Fund on its own behalf and on behalf of each Fund shareholder for any losses experienced by the Fund or any Fund shareholder, as applicable, during each NAV Error Period resulting from an NAV Difference that is at least $0.01 per Fund share and that, as a percentage of Recalculated NAV of such Fund, is at least 1/2 of 1%; provided, however, that Forum shall not be responsible for reimbursing any Fund with respect to any shareholder that experiences an aggregate loss during any NAV Error Period of less than $10.

     (g) For purposes of this Agreement, (i) the NAV Difference shall mean the difference between the NAV at which a shareholder purchase or redemption should have been effected ("Recalculated NAV") and the NAV at which the purchase or redemption is effected, (ii) NAV Error Period shall mean any Fund business day or series of two or more consecutive Fund business days during which an NAV Difference of $0.01 per Fund share or more exists, (iii) NAV Differences and any Forum liability therefrom are to be calculated each time a Fund's (or Class's) NAV is calculated, (iv) in calculating any amount for which Forum would otherwise be liable under this Agreement for a particular NAV error, Fund (or Class) losses and gains shall be netted and (v) in calculating any amount for which Forum would otherwise be liable under this Agreement for a particular NAV error that continues for a period covering more than one NAV determination, Fund (or Class) losses and gains for the period shall be netted.

     SECTION 4.  COMPENSATION AND EXPENSES

     (a) In consideration of the services provided by Forum pursuant to this Agreement, the Trust shall pay Forum, with respect to each Fund, the fees set forth in Clause (i) of Appendix C hereto.

     All fees payable hereunder shall be accrued daily by the Trust. The fees payable for the services listed in clause (i) of Appendix C hereto shall be payable monthly on the first Fund business day of each calendar month for services to be performed during that month. If fees payable for the services listed in clause (i) begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from the date on which such accrual begins to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the commencement or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination.

     (b) In connection with the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to reimburse Forum for the expenses set forth in clause (ii) of Appendix C hereto. Reimbursements shall be payable as incurred. In addition, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all reasonably incurred expenses and employee time (at 150% of salary) attributable to any review of the Trust's accounts and records by the Trust's independent accountants or any regulatory body outside of routine and normal periodic reviews. Should the Trust exercise its right to terminate this Agreement, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all reasonably incurred out-of-pocket expenses and employee time (at 150% of salary) associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities.

     (c) Forum may, with respect to questions of law relating to its services hereunder, apply to and obtain the advice and opinion of counsel to the Trust or counsel to Forum; provided, however, that Forum shall in all cases first reasonably attempt to apply to and obtain the advice and opinion of in-house counsel to the Administrator. In the event that Forum is unable to contact in-house counsel to the Administrator, it shall nonetheless inform a Vice President or more senior person at the Administrator of the matters for which it intends to seek advice and opinion. The costs of any such advice or opinion shall be borne by the Trust.

         SECTION 5.  EFFECTIVENESS, DURATION, TERMINATION AND ASSIGNMENT

     (a) This Agreement shall become effective with respect to each Fund or Class on the later of October 1, 1999 or the date of the commencement of operations of the Fund or Class. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as any such agreement may have been deemed to relate to the Funds.

     (b) This Agreement shall continue in effect with respect to each Fund until December 31, 2002 (the "Initial Term") and shall continue in effect thereafter for successive one year periods unless earlier terminated in accordance with this Section or until the Fund ceases operations.

     (c) Notwithstanding Section 5(b), this Agreement may be terminated with respect to any or all Funds by the Board or Forum at any time without notice if:

         (i) the other party breaches any material provision of this Agreement, the terminating party has provided written notice of such breach to the breaching party and the breaching party has not cured the breach within 30 days of receipt of such notice; provided that such termination rights may not be exercised more than 30 days after the breaching party has cured the breach;

         (ii) the other party becomes the subject of any federal or state bankruptcy proceeding that is not dismissed within 60 days after the initiation of such proceeding; provided that such termination shall not occur more than 60 days after the dismissal of such proceeding; or

         (iii) the other party (or in the case of Forum, the Administrator) is convicted of corporate criminal activity.

     (d) Notwithstanding Section 5(b), this Agreement may be terminated with respect to any or all Funds by the Board at any time with 180 days' notice prior to the expiration of the Initial Term if Forum fails to meet or exceed its Service Standard Percentage:

         (i)      in any four consecutive months; or

         (ii) in any six months during any consecutive period of twelve months.

The Service Standard Percentage and whether Forum met or exceeded it shall be calculated each month. Forum shall meet or exceed the Service Standard Percentage for a given month if Forum meets or exceeds at least 3 (three) of the 5 (five) Service Standard criteria listed in Appendix B. For these purposes, each of the Service Standard criteria shall be measured on an aggregate basis for all Funds combined with all "Funds" that are included as "Funds" in a Fund Accounting Agreement between Forum and Wells Fargo Variable Trust or between Forum and Wells Fargo Core Trust, if any (to the extent that the comparable Service Standard criteria exist for such other Funds).

     The Trust may change this standard and require that Forum shall meet or exceed the Service Standard Percentage for a given month if Forum meets or exceeds at least 4 (four) of the 5 (five) Service Standard criteria listed in Appendix B. Such change may only be made with respect to the month of April 2001 and all months thereafter and only upon 60 days' notice to Forum. Notwithstanding anything to the contrary, Forum shall use its best efforts to satisfy all Service Standard criteria and score at least 99.8 each month on each Service Standard criteria.

     Nothing in this subsection (d) shall in any way diminish the Trust's right to terminate this Agreement in the event of a breach of a material provision of this Agreement by Forum pursuant to Section 5(c).

     (e) Notwithstanding Section 5(b), this Agreement may be terminated with respect to any or all Funds by the Board at any time after the date that is 180 days prior to the expiration of the Initial Term on 180 days' written notice to Forum.

         (f) Notwithstanding Section 5(b), this Agreement may be terminated by Forum at any time on 180 days' written notice to the Trust.

         (g) Notwithstanding Section 5(b), this Agreement may be terminated with respect to any or all Funds by the Board at any time if Wells Fargo & Company directly or indirectly acquires, is acquired by, merges, consolidates or otherwise reorganizes with (a "Reorganization") any company and immediately thereafter (i) Wells Fargo & Company or its successor controls or is under common control with any company that provides in the normal course of business the services listed in Section 2, whether generally to the mutual fund industry or only to mutual funds advised or sponsored by its affiliates or (ii) Wells Fargo & Company or an affiliate of it advises a family of mutual funds for which the services listed in Section 2 are performed by a company not affiliated with Wells Fargo & Company. Such termination may be made at any time after the occurrence of the event described in the preceding sentence by the Board on 90 days' written notice to Forum. In the event that the Trust elects to terminate this Agreement pursuant to clause (i) of this subsection with respect to a Fund, the Trust shall pay Forum twelve (the "multiplier") times the greater of (x) the monthly average fees due to Forum under this Agreement during the last three whole months prior to the Reorganization and (y) the monthly average fees paid to Forum during the last three whole months prior to delivery of the notice of termination ("Termination Fee"). The multiplier will be reduced one-twelfth for each three full calendar month period after December 31, 1999 that expires prior to the Reorganization; provided, however, that the multiplier shall be at least four. If notice of termination under this subsection is given on or before March 31, 2000 with respect to a Fund the Termination Fee shall be $6,400,000 divided by the sum of the number of Funds plus the number of "Funds" as that term is defined in the Fund Accounting Agreement for Wells Fargo Variable Trust and Wells Fargo Core Trust. In the event that the Trust elects to terminate this Agreement pursuant to clause (ii) of this subsection with respect to a Fund, the Trust shall pay Forum one and one-half times the Termination Fee as calculated above.

     (h) Any termination in accordance with Sections 5(c) through 5(g) shall be without penalty.

     (i) The provisions of Sections  2(c), 3, 4, 5(i),  5(j), 7, 8, 9(b), 12, 13
and 14 shall survive any termination of this Agreement.

     (j) This Agreement and the rights and duties under this Agreement may not be assigned by either Forum or the Trust except by the specific written consent of the other party . Notwithstanding anything in this Agreement to the contrary, the transfer of ownership of all or part the equity interests in Forum to Forum's management staff or the heirs of John Keffer shall not be deemed to be an assignment. All terms and provisions of this Agreement shall be binding upon, inure to the benefit of and be enforceable by the respective successors and assigns of the parties hereto.

         SECTION 6.  ADDITIONAL FUNDS AND CLASSES

         In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Funds and Classes under this Agreement if the Trust and Forum shall so agree.

     SECTION 7.  CONFIDENTIALITY

     Forum agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that Forum may

     (a) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

     (b) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

     (c) release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where Forum is advised by reputable counsel that it may be exposed to civil or criminal contempt proceedings for failure to release the information (provided, however, that Forum shall seek the approval of the Trust as promptly as possible so as to enable the Trust to pursue such legal or other action as it may desire to prevent the release of such information) or when so requested by the Trust.

     SECTION 8.  FORCE MAJEURE

         Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply; provided, however, that Forum shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement due to the failure of Forum to have a reasonable business continuity plan.

     SECTION 9.  ACTIVITIES OF FORUM

     (a) Except to the extent necessary to perform Forum's obligations under this Agreement, nothing herein shall be deemed to limit or restrict Forum's right, or the right of any of Forum's managers, officers or employees who also may be a trustee, officer or employee of the Trust, or persons who are otherwise affiliated persons of the Trust, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

     (b) Forum may subcontract any or all of its functions or responsibilities pursuant to this Agreement to one or more affiliated persons who agree to comply with the terms of this Agreement; provided, that any such subcontracting shall not relieve Forum of its responsibilities hereunder. Forum shall be responsible for the acts and omissions of any such person to the same extent as if Forum had done such acts or made such omissions itself. Forum may pay those persons for their services, but no such payment will increase Forum's compensation or reimbursement of expenses from the Trust.

     SECTION 10.  COOPERATION WITH INDEPENDENT ACCOUNTANTS

     Forum shall cooperate, if applicable, with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

     SECTION 11.  SERVICE DAYS

     Nothing contained in this Agreement is intended to or shall require Forum, in any capacity under this Agreement, to perform any functions or duties on any day other than a business day of the Trust or of a Fund. Functions or duties normally scheduled to be performed on any day which is not a business day of the Trust or of a Fund shall be performed on, and as of, the next business day, unless otherwise required by law.

     SECTION 12.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

     The trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

     SECTION 13.  YEAR 2000

     Forum confirms that it has taken all reasonable business steps to ensure that any system or software used in the operation of its business that is an any way related to the services provided herein: (i) manages and manipulates data involving all dates from the 20th and 21st centuries without functional or data abnormality related to such dates; (ii) has user interfaces and data fields formatted to distinguish between dates from the 20th and 21st centuries; and
(iii) represents all data to include indications of the millennium, century, and decade, as well as the actual year.

     SECTION 14.  MISCELLANEOUS

     (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement; provided, however, that any damages suffered by the Trust by virtue of the loss by any Fund of its status as a registered investment company under the 1940 Act shall in no circumstances be treated as consequential damages for purposes of this Agreement; provided, further, that the foregoing proviso shall not create any implication that, in the absence of such proviso, consequential damages would include any damages of the type or nature referred to therein.

     (b) Except for Appendix A to add new Funds and Classes in  accordance  with
Section 6, no provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

     (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

     (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

     (h) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (i) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

     (j) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

     (k) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

     (l) The terms "vote of a majority of the outstanding voting securities," "interested person," "affiliated person" and "assignment" shall have the meanings ascribed thereto in the 1940 Act.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.


                                                         WELLS FARGO FUNDS TRUST


                                                  By: /s/ Richard H. Blank, Jr.
                                                      --------------------------
                                                          Richard H. Blank, Jr.
                                                          Assistant Secretary


                                                  FORUM ACCOUNTING SERVICES, LLC


                                                          By: /s/ Staceu E. Hong
                                                              ------------------
                                                                  Stacey E. Hong
                                                                        Director










                             WELLS FARGO FUNDS TRUST
                            FUND ACCOUNTING AGREEMENT

                                   Appendix A
                         Funds and Classes of the Trust
                              as of October 1, 1999


Funds                                                                           Classes

100% Treasury Money Market Fund                                                 A, Service
Aggressive Balanced-Equity Fund                                                 Institutional
Asset Allocation Fund                                                           A, B, C, Institutional
Cash Investment Money Market Fund                                               Service, Institutional
Colorado Tax-Free Fund                                                          A, B, Institutional
Disciplined Growth Fund                                                         Institutional
Diversified Bond Fund                                                           Institutional
Diversified Equity Fund                                                         A, B, C, Institutional
Diversified Small Cap Fund                                                      A, B, Institutional
Equity Income Fund                                                              A, B, C, Institutional
Government Money Market Fund                                                    A, Service
Growth Balanced Fund                                                            A, B, C, Institutional
Growth Equity Fund                                                              A, B, C, Institutional
Growth Fund                                                                     A, B, Institutional
Income Fund                                                                     A, B, Institutional
Income Plus Fund                                                                Institutional
Index Fund                                                                      Institutional
Intermediate Government Income Fund                                             A, B, C, Institutional
International Fund                                                              A, B, Institutional
Large Company Growth Fund                                                       A, B, C, Institutional
Limited Term Government Income Fund                                             A, B, Institutional
Minnesota Intermediate Tax-Free Fund                                            Institutional
Minnesota Tax-Free Fund                                                         A, B, Institutional
Moderate Balanced Fund                                                          Institutional
Money Market Fund                                                               A, B
National Limited Term Tax-Free Fund                                             Institutional
National Tax-Free Fund                                                          A, B, C, Institutional
National Tax-Free Institutional Money Market Fund                               Service, Institutional
National Tax-Free Money Market Fund                                             A
Prime Investment Money Market Fund                                              Service
Small Cap Growth Fund                                                           A, B, C, Institutional
Small Cap Opportunities Fund                                                    A, B, Institutional
Small Cap Value Fund                                                            A, B, Institutional
Small Company Growth Fund                                                       Institutional

Funds                                                                           Classes

Stable Income Fund                                                              A, B, Institutional
Treasury Plus Institutional Money Market Fund                                   Service, Institutional
Treasury Plus Money Market Fund                                                 A
WealthBuilder II Growth & Income Portfolio                                      C
WealthBuilder II Growth Balanced Portfolio                                      C
WealthBuilder II Growth Portfolio                                               C

To be effective as of  1/17/00

Arizona Tax-Free Fund                                                           A, B, Institutional
California Tax-Free Fund                                                        A, B, C, Institutional
California Tax-Free Income Fund                                                 A, Institutional
Corporate Bond Fund                                                             A, B, C
Income Plus Fund                                                                A, B, C
Oregon Tax-Free Fund                                                            A, B, Institutional
Variable Rate Government Fund                                                   A

To be effective as of  2/14/00

Index Allocation Fund                                                           A, B, C

To be effective as of  3/20/00

California Tax-Free Money Market Fund                                           A, Service
California Tax-Free Money Market Trust
Equity Index Fund                                                               A, B, O
Equity Value Fund                                                               A, B, C, Institutional
International Equity Fund                                                       A, B, C, Institutional
Money Market Trust
National Tax-Free Money Market Trust
Overland Express Sweep Fund

To be effective as of  8/3/00

OTC Growth Fund                                                                 O

To be effective as of  8/14/00

Minnesota Money Market Fund                                                     A



To be effective as of  9/11/00

Nebraska Tax-Free  Fund                                                         Institutional

To be effective as of  9/18/00

Specialized Technology Fund                                                     A, B, C

To be effective as of  10/17/00

Mid Cap Growth Fund                                                             A, B








                             WELLS FARGO FUNDS TRUST
                            FUND ACCOUNTING AGREEMENT

                                   Appendix B
                                Service Standards
                              as of October 1, 1999


(i)      Criteria 1:  NAV Accuracy - Reporting to Transfer Agent

         Number of Accurate NAVs Reported to the Transfer Agent divided by Total
              Number of NAVs Required to Report to the Transfer Agent 99.6%

o "NAV" for this purpose is class net assets divided by total class shares outstanding and includes dividend factors. An NAV is accurate if, upon recalculation, the NAV Difference is less than a full penny and, with respect to dividend factors, any revision to previously reported data requires the Transfer Agent to reprocess shareholder account data.
o Numerator and denominator include (i) NAVs affected by "non-controllable information" and (ii) Gateway funds delayed due to Core Portfolio accounting issues related to non-controllable information.
o Each NAV error is treated as an NAV error only once (i.e., if an error lasts more than one business day before it is discovered, it is treated as one error and excluded from both the numerator and denominator in the calculation after the first day).

(ii)     Criteria 2:  NAV Accuracy - Reported to NASDAQ

     Number of Accurate NAVs Reported to NASDAQ divided by
     Number of Total NAVs Required to be Reported to NASDAQ................99.6%

o "NAV" for this purpose is class net assets divided by total class shares outstanding and includes dividend factors. An NAV is accurate if, upon recalculation, the NAV Difference is less than a full penny and, with respect to dividend factors, any revision to previously reported data requires the Transfer Agent to reprocess shareholder account data.
o Numerator and denominator include (i) NAVs affected by non-controllable information and (ii) Gateway funds delayed due to Core Portfolio accounting issues related to non-controllable information.
o Each NAV error is treated as an NAV error only once (i.e., if an error lasts more than one business day before it is discovered, it is treated as one error and excluded from both the numerator and denominator in the calculation after the first day).

(iii)    Criteria 3:  NAV Timeliness to Transfer Agent

     Number of NAV transmissions to Transfer Agent by designated time divided by
     Required Number of NAV transmissions                               99.6%

o "NAV" for this purpose is class net assets divided by class total shares outstanding.
o    Designated time is 7:00 p.m., ET.
o Numerator and denominator include (i) NAVs affected by non-controllable information and (ii) Gateway funds delayed due to accounting issues related to Core Portfolio non-controllable information.

(iv)     Criteria 4:  Cash Availability Reporting

         Accurate and Timely Cash Availability Reports ("CAR") to Investment Adviser divided by Number of Funds Requiring Cash Availability
         Reporting                                                99.6%

     o Timely CAR means (i) notwithstanding any other clause to the contrary, with respect to any Fund or Core Portfolio participating in a "consolidated repurchase agreement," two hours and fifteen minutes after receipt of final transfer agency capital transaction reporting to Forum with respect to Wells Fargo Core Trust and the Trust (or their respective predecessor mutual funds) or one hour after receipt of final transfer agency capital transaction reporting to Forum with respect to Wells Fargo Variable Trust; (ii) with respect to a stand-alone fund with a single investment adviser, within one half hour of receipt of final transfer agency capital transaction reporting; (iii) with respect to a stand-alone fund with more than one investment adviser, within two hours of receipt of final transfer agency capital transaction reporting; (iv) with respect to a non-money market Core Portfolio, within one hour after receipt of final transfer agency capital transaction reporting; and (v) with respect to a money market Gateway fund, or Core Portfolio with no more than three relationships, within one half hour after receipt of final transfer agency capital transactions reporting.

     o Accurate CAR means any CAR wherein the difference between the CAR that should have been reported and the CAR that was reported divided by the CAR that should have been reported is greater than 1/2 of 1%.

     o Numerator and denominator include (i) funds affected by non-controllable information and (ii) and Core Portfolios delayed due to Gateway fund accounting issues related to non-controllable information.

(v)      Criteria 5:  Monthly Reporting Proof Package Timeliness
Funds for Which Monthly Proofs are Completed by the 15th Calendar Day
         of the Month Divided by Number of Funds............................95%

o Monthly proof means balance sheet review and monthly portfolio reconciliation.

o Numerator and denominator include (i) funds affected by non-controllable information and (ii) Gateway funds affected by Core Portfolio non-controllable information.

(vi)     General Definitions

         (A) "Transfer Agent" means Boston Financial Data Services, Inc. and does not include other persons to which Forum communicates fund information.

         (B) The numerator and denominator are calculated daily and the quotient is reported on a cumulative monthly and rolling twelve month basis.

         (C) Denominator includes those NAVs for classes of shares that have direct shareholder investment for standards (i), (ii) and
                  (iii).

         (D)      "Non-controllable information" includes the following events:

                  (I) With Respect to Investment Adviser Reporting for Funds Whose NAV is Calculated as of the Close of the NYSE (currently, 4:00 p.m., ET):

o "Confirmed future trades" (portfolio investment purchases and sales with future dated settlement) that are not received by Forum prior to 11:00 a.m., ET (2:30 p.m. ET for IPOs, repurchase agreements and trade corrections (cancellations or changes to previously reported trade details)), on trade date plus one business day.

o Security identifiers for purchases of securities not held by the Fund that are not received by Forum prior to 8:00 p.m., ET, on trade date.

o Post cash availability reporting, i.e., "Confirmed same day trades" (portfolio investment purchases and sales settling on trade date), that are not received by Forum prior to 1:00 p.m., ET, on trade date.

o "Trades Control" sheets (indicating the number of confirmed trades accompanying the confirmed future trades) that are not received by Forum prior to 10:00 a.m., ET, on trade date plus one business day.

o "Trades Control" sheets (including the number of confirmed same day trades) that are not received by Forum prior to 1:00 p.m. ET, on trade date.

o "Trades Control" sheets (indicating the number IPOs, and trade corrections) that are not received by Forum prior to 2:30 p.m., ET, on trade date.

o Confirmed future trades and confirmed same day trades information that is not complete or does not include all necessary information to enable Forum to properly identify, record, and account for the security.
                           Required trade ticket information includes, as applicable: buy, sell, trade date, settlement date, broker, CUSIP/sedol, ticker, issuer name, face rate, rate change date, coupon date, credit ratings, shares/face, price, factor, cost, detail of fees and commission, and net proceeds.

o Note: Each time requirement with respect to a Fund in this section (vi)(D)(I) shall be advanced by an amount equal to the time that day that Forum is late in reporting cash available or other portfolio related data.

                  (II) With respect to Investment Adviser Reporting for Money Market Funds:

o Confirmed future trades and same day trades that are not received by Forum prior to one and a half hours after shareholder trading cutoff.

o "Trades Control" (indicating the number of future and same day confirmed trades) that are not received by Forum prior to one and a half hours after shareholder trading cutoff.

o Confirmed future trades and same day trade information that is not complete or does not include all necessary information to enable Forum to properly identify, record, and account for the security. Required trade ticket information includes as applicable: buy, sell, trade date, settlement date, broker, CUSIP/sedol, ticker, issuer name, face rate, rate change date, coupon date, credit ratings, shares/face, price, factor, cost, detail of fees and commission, and net proceeds.

o Note: Each time requirement with respect to a Fund in this section (vi)(D)(II) shall be advanced by an amount equal to the time that day that Forum is late in reporting cash available or other portfolio related data.

                  (III) With Respect to Transfer Agent/Shareholder Servicing Reporting

o Capital transaction reporting not received timely by Forum including:

o Capital transactions reporting "supersheets" and principal gain loss reporting files not received by Forum prior to 7:00 a.m. ET. o Capital transaction reporting "WTA" not received by Forum prior to 9:00 a.m. ET (9:10 a.m. ET for dates before January 1, 2000). o Capital transaction reporting "estimates" not received by Forum prior to 9:00 a.m. ET (9:10 a.m. ET for dates before January 1, 2000).

o Capital transactions reporting not received by Forum due to a failure of "Connect Direct" hardware, software, and related technical support.

o Capital transaction reporting that requires interpretation due to the use of transaction codes not originally agreed upon and provided by Transfer Agent in advance of transactions reported by Transfer Agent to the fund.

o Revision to any class information previously reported by agreed upon deadlines, including "supersheet," "estimates," "principal gains and losses," or any other information that fund accounting would rely on to record capital transactions.

o Transfer Agency does not respond to Forum inquiries regarding suspect data within thirty minutes of Forum's inquiry. o For Funds for which Forum reports a second daily dividend factor after additional shareholder trades are reported to Forum, any time Forum cannot use the first factor for that day.

                  (IV)     With Respect to Custody Reporting & Clearing of Items

o Custody reporting of fund cash availability that is not received by Forum prior to 7:00, a.m., ET.

o Custody not resolving Forum inquires at least 1/2 hour prior to the calculation of the next business day's cash availability. o Custody not communicating corporate actions at least one day prior to ex-date.

                  (V)      With Respect to Independent Valuation Services

o Security valuations (including those of the Core Portfolios) not received by Forum prior to 4:45 p.m., ET.

o                          Corporate   action   information   not   disseminated
                           accurately or that is not received by Forum at least one day prior to ex-dividend date.

                  (VI)     With Respect to Fair Value Determinations

o For all securities subject to "Fair Value" determinations, broker quotes or similar pricing information not received by Forum prior to 4:00 p.m., ET.

                  (VII)    With Respect to Revisions

o Revisions to any information reported by the Transfer Agent, investment advisers, custodians, and independent valuation services or brokers not received in writing.

o Revisions for which there are no clearly defined escalation procedures provided by fund management in working with Transfer Agent, investment advisers, non-proprietary fund service providers, custodians, and mutual fund or bank operating areas.

                  (VIII)   With Respect to NAV Timelines Reporting to Transfer
                           Agent

o Transfer Agent requirements for receiving all NAV reporting in a consolidated file, when information is available and could be communicated prior to the 7:00 p.m. ET deadline.

                  (IX)     With Respect to Cash Availability Reporting

o Funds participating in asset allocation and consolidated repurchase agreements whose reporting are delayed due to non-controllable events described herein attributable to interdependencies or other funds participating in the asset allocation and consolidated repurchase agreement process.







                             WELLS FARGO FUNDS TRUST
                            FUND ACCOUNTING AGREEMENT

                                   Appendix C
                                Fees and Expenses
                              as of October 1, 1999


(i)      Fees

(A)      Per Fund Fees

         (i)      Fee per Fund......................................................          $5,000/month
                  Fee per Fund not listed on Appendix A as of
                  October 1, 1999
                           International/Global Funds and Funds with
                           10% or more of month-end net assets invested in
                           asset-backed securities..................................          $5,833/month
                           Other Funds..............................................          $4,167/month
         (ii)     Fee per Gateway Fund (a Fund operating pursuant
                  to Section 12(d)(1)(E) or 12(d)(1)(G) of the 1940 Act
                  or in a similar structure)........................................          $2,000/month
         (iii)    Fee per Core Portfolio (a Fund registered under the
                  1940 Act but whose securities are not registered
                  under the Securities Act of 1933).................................          $5,500/month
                  Fee per Core Portfolio not listed on Appendix A as of
                  October 1, 1999
                           International/Global Core Portfolios and Core
                           Portfolios with 10% or more of month-end net
                           assets invested in asset-backed securities...............          $6,333/month
                           Other Core Portfolios....................................          $4,667/month
         (iv)     Fee for each additional Class of any Fund above one...............          $1,000/month

(B)      Basis Point Fees

         0.0025% of the average annual daily net assets of each Fund (excluding the net assets of a Fund that are invested in a Core Portfolio (i) which pays Forum a similar fee and (ii) that the Administrator or an a affiliate of the Administrator is the investment adviser or a majority of the interests of which are owned by mutual funds advised by the Administrator or an affiliate of the Administrator).

(ii)     Out-Of-Pocket and Related Expenses

The Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Fund Accounting Agreement, including but not limited to the cost of (or appropriate share of the cost of): (i) pricing, paydown, corporate action, credit and other reporting services (but only to the extent that the Trust requests that Forum use more than one reporting service with respect to a service), (ii) taxes, (iii) postage and delivery services, (iv) communications services, (v) electronic or facsimile transmission services, (vi) reproduction, (vii) printing and distributing financial statements, (viii) microfilm, microfiche and other storage medium and (ix) Trust record storage and retention fees. In addition, any other expenses incurred by Forum at the request or with the consent of the Trust, will be reimbursed by the Trust on behalf of the applicable Fund.







                                                                 EX-99.B(h)(3)


                      TRANSFER AGENCY AND SERVICE AGREEMENT

AGREEMENT made as of November 8, 1999, by and between WELLS FARGO FUNDS TRUST, a Delaware business trust, having its principal office and place of business at 111 Center Street, Little Rock, Arkansas 72201 (the "Fund"), and BOSTON FINANCIAL DATA SERVICES, INC. a Massachusetts corporation having its principal office and place of business 1250 Hancock Street, Quincy, Massachusetts 02169 (the "Transfer Agent")

WHEREAS, the Fund is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

WHEREAS, the Fund intends to initially offer shares in series, such series shall be named in the attached Schedule A which may be amended by the parties from time to time (each such series, together with all other series subsequently established by the Fund and made subject to this Agreement in accordance with
Section 18, being herein referred to as a "Portfolio," and collectively as the "Portfolios");

WHEREAS, the Fund on behalf of the Portfolios desires to appoint the Transfer Agent as its transfer agent, dividend disbursing agent, custodian of certain retirement plans and agent in connection with certain other activities, and the Transfer Agent desires to accept such appointment;

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1.       Terms of Appointment and Duties

         1.1 Transfer Agency Services. Subject to the terms and conditions set forth in this Agreement, the Fund, on behalf of the Portfolios, hereby employs and appoints the Transfer Agent to act as, and the Transfer Agent agrees to act as, transfer agent for the Fund's issued and outstanding shares of beneficial interest, ("Shares"), and as dividend disbursing agent, custodian of certain retirement plans and agent in connection with any accumulation, open-account or similar plan provided to the shareholders of each of the respective Portfolios of the Funds ("Shareholders") and set out in the currently effective prospectus and statement of additional information ("Prospectus") of the Fund on behalf of the applicable Portfolio, including without limitation any periodic investment plan or periodic withdrawal program. In accordance with procedures established from time to time by agreement between the Fund on behalf of each of the Portfolios, as applicable and the Transfer Agent, the Transfer Agent agrees that it will perform the following services:

(a) Receive for acceptance, orders for the purchase of Shares, and promptly deliver payment and appropriate documentation thereof to the Custodian of the Fund authorized pursuant to the Fund's Declaration of Trust (the "Custodian");

(b) Pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

(c) Receive for acceptance redemption requests and redemption directions and deliver the appropriate documentation thereof to the Custodian;

(d) In respect to the transactions in items (a), (b) and (c) above, the Transfer Agent shall execute transactions directly with broker-dealers authorized by the Fund;

(e) At the appropriate time as and when it receives monies paid to it by the Custodian with respect to any redemption, pay over or cause to be paid over in the appropriate manner such monies as instructed by the redeeming Shareholders;

(f) Effect transfers of Shares by the registered owners thereof upon receipt of appropriate instructions;

(g) Prepare and transmit payments (or credit the appropriate shareholder account) for dividends and distributions declared by the Fund on behalf of the applicable Portfolio;

(h) Issue replacement certificates for those certificates alleged to have been lost, stolen or destroyed upon receipt by the Transfer Agent of indemnification satisfactory to the Transfer Agent and protecting the Transfer Agent and the Fund, and the Transfer Agent at its option, may issue replacement certificates in place of mutilated stock certificates upon presentation thereof and without such indemnity;

(i) Maintain records of account for and advise the Fund and its Shareholders as to the foregoing; and

(j) Record the issuance of Shares of the Fund and maintain pursuant to Regulation 17Ad-10(e) of the Securities Exchange Act of 1934, as amended, (the "Exchange Act") a record of the total number of Shares of the Fund which are issued and outstanding. The Transfer Agent shall also provide the Fund on a daily basis with the total number of Shares which are issued and outstanding and shall have no other obligations with respect to this item.

         1.2 Additional Services. In addition to, and neither in lieu nor in contravention of, the services set forth in the above paragraph, the Transfer Agent shall perform the following services:

(a) Other Customary Services. Perform the customary services of a transfer agent, dividend disbursing agent, custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open-account or similar plan (including without limitation any periodic investment plan or periodic withdrawal program), including but not limited to: maintaining all Shareholder accounts, preparing Shareholder meeting lists, Shareholder reports and prospectuses to current Shareholders, withholding taxes on U.S. resident and non-resident alien accounts, preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information.

(b) Control Book (also known as "Super Sheet"). Maintain a daily record and produce a daily report for the Fund of all transactions and receipts and disbursements of money and securities and deliver a copy of such report for the Fund for each business day to the Fund no later than 9:00 AM Eastern Time, or such earlier time as the Fund may reasonably require on the next business day.

(c) "Blue Sky" Reporting. The Fund shall (i) identify to the Transfer Agent in writing those transactions and assets to be treated as exempt from blue sky reporting for each State; and
                  (ii) verify the establishment of transactions for each State on the system prior to activation and thereafter monitor the daily activity for each State. The responsibility of the Transfer Agent for the Fund's blue sky State registration status is solely limited to the initial establishment of transactions subject to blue sky compliance by the Fund and providing a system which will enable the Fund to monitor the total number of Shares sold in each State.

(d) National Securities Clearing Corporation (the "NSCC"). (i) accept and effectuate the registration and maintenance of accounts through Networking and the purchase, redemption, transfer and exchange of shares in such accounts through Fund/SERV (Networking and Fund/SERV being programs operated by the NSCC on behalf of NSCC's participants, including the
                  Fund), in accordance with, instructions transmitted to and received by the Transfer Agent by transmission from NSCC on behalf of broker-dealers and banks which have been established by, or in accordance with the instruction of authorized persons, as hereinafter defined on the dealer file maintained by the Transfer Agent; (ii) issue instructions to Fund's banks for the settlement of transactions between the Fund and NSCC (acting on behalf of its broker dealer and bank participants);
                  (iii) provide account and transaction information from the affected Fund's records on DST Systems, Inc. computer system TA2000 ("TA2000 System") in accordance with NSCC's Networking and Fund/SERV rules for those broker-dealers; and (iv) maintain Shareholder accounts on TA2000 System through Networking.

(e) New Procedures. New procedures as to who shall provide certain of these services in Section 1 may be established in writing from time to time by agreement between the Fund and the Transfer Agent. The Transfer Agent may at times perform only a portion of these services and the Fund or its agent may perform these services on the Fund's behalf.

(f) Conversion Services. Upon completion of the contemplated mutual fund reorganizations involving the Stagecoach Funds, Inc. ("SFI"), Stagecoach Trust ("SCT") and Norwest Advantage Funds ("NAF"), Transfer Agent shall convert and merge the account information for SFI, SCT and NAF into one platform.

2.       Third Party Administrators for Defined Contribution Plans

         2.1 The Fund may decide to make available to certain of its customers, a qualified plan program (the "Program") pursuant to which the customers ("Employers") may adopt certain plans of deferred compensation ("Plan or Plans") for the benefit of the individual Plan participant (the "Plan Participant"), such Plan(s) being qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended ("Code") and administered by third party administrators which may be plan administrators as defined in the Employee Retirement Income Security Act of 1974, as amended) (the "TPA(s)").

         2.2      In accordance  with the procedures  established in the initial
                  Schedule 2.2 entitled "Third Party Administrator Procedures," as may be amended by the Transfer Agent and the Fund from time to time ("Schedule 2.2"), the Transfer Agent shall:

(a) Treat and maintain accounts established by the Plans in the name of the Trustees, Plans or TPA as omnibus accounts; and

(b) Perform all services under Section 1 as transfer agent of the Funds and not as a record-keeper for the Plans.

         2.3 Transactions identified under Section 2.3 of this Agreement shall be deemed exception services ("Exception Services") when such transactions require the Transfer Agent to use methods and procedures other than those usually employed by the Transfer Agent to perform services under Section 1 according to the Fund's prospectus, or under Section 2.2 of this Agreement.

3.       Fees and Expenses

         3.1 Fee Schedule. For the performance by the Transfer Agent pursuant to this Agreement, the Fund agrees to pay the Transfer Agent the fees set forth in the attached fee schedule ("Schedule 3.1"). Such fees and the out-of-pocket expenses and advances identified under Section 3.2 below may be changed from time to time subject to mutual written agreement between the Fund and the Transfer Agent.

         3.2      Out-of-Pocket  Expenses.  In  addition  to the fee paid  under
                  Section 3.1 above, the Fund agrees to reimburse the Transfer Agent for out-of-pocket expenses at cost, including but not limited to confirmation production, postage, forms, telephone, microfilm, microfiche, records storage, or advances incurred by the Transfer Agent for the items set out in Schedule 3.1 attached hereto. In addition, any other expenses incurred by the Transfer Agent at the request or with the consent of the Fund, will be reimbursed by the Fund.

         3.3 Postage. Postage for mailing of dividends, proxies, Fund reports and other mailings to all shareholder accounts shall be advanced to the Transfer Agent by the Fund at least seven
                  (7) days prior to the mailing date of such materials.

         3.4 Invoices. The Fund agrees to pay all fees and reimbursable expenses within thirty (30) days following the receipt of the respective billing notice, except for any fees or expenses which are subject to good faith dispute. In the event of such a dispute, the Fund may only withhold that portion of the fee or expense subject to the good faith dispute. The Fund shall notify the Transfer Agent in writing within ninety (90) calendar days following the receipt of each billing notice if the Fund is disputing in good faith any amounts already paid.

         3.5 Fee Increases. Prices will be increased annually during the initial three (3) year term of the Agreement. The Transfer Agent will increase the fees payable under this Agreement, on an annual basis, by an amount not to exceed change in the CPI Index. In no event, however, shall such cumulative increase be greater than three percent (3%) over the fee charged during the previous twelve (12) months. "CPI Index" shall mean the United States Bureau of Labor Statistics, Consumer Price Index for All Urban Consumers (CPI-U), All U.S. Cities Average (1982-1984=100) published by the Bureau of Labor Statistics of the United States Department of Labor, or such successor index (appropriately converted to an equivalent reference base) as shall be published by the Bureau of Labor Statistics.

4.       Millennium Date Change

         4.1 Millennium Date Change. Transfer Agent will take all commercially reasonable steps to ensure that its products (and those of its third party providers) are Year 2000 Ready. For purposes of this Agreement, "Year 2000 Ready" means that the products will operate with dates in multiple centuries the same way the products operate with dates in single centuries, including, but not limited to, century recognition of dates and calculations that correctly compute same century and multi-century formulas and date values. If any changes are required, the Transfer Agent will make changes to its computer systems, including the computer systems provided by DST Systems, Inc. ("DST Systems"), at a price to be agreed upon by the parties and in a commercially reasonable time frame and will require third party providers to do likewise; provided however, if any such changes are required pursuant to Section 4 of this Agreement solely because of the DST Systems, the Fund will not be required to pay a fee or out-of-pocket expenses to the Transfer Agent for such changes. To the extent that a change is necessary that will be charged to the Fund and such change is not precipitated by a condition unique to the Fund, the price and costs agreed upon will be based only upon the Fund's pro rata share of such costs and fees spread out over all of the Transfer Agent's affected customers. The provisions of this Section 4 do not constitute a certification, guarantee, warranty or indemnity with respect to Year 2000 Ready Products, but do constitute covenants.

         4.2 Year 2000 Project Plans. Transfer Agent agrees that it will provide to the Funds, no later than the execution date of this Agreement, a copy of the TA Y2K Report filed with the Securities Exchange Commission and all required updates thereto promptly. Transfer Agent agrees that it will cooperate with Fund and its regulators, and the regulators of its service providers, regarding the availability of the TA Y2K Report filed with the Securities Exchange Commission and all required updates.

5.       Performance Standards

         5.1 Establishing Bench Mark. On or before October 15, 1999 the Transfer Agent and the Fund will determine a baseline for the establishment of performance standards and agree upon service fee adjustments as either a reward or risk to the Transfer Agent based on the relationship of its performance to such performance standards. Thereafter, such performance standards and service fee adjustments will to be set forth in Schedule
                  5.1 of this Agreement.

         5.2 Third Party Study. The parties shall retain, each contributing equally to the expense, National Quality Review or another firm to be chosen by the parties ("NQR" herein in any case) to perform a study to determine a baseline of performance standards to measure accuracy and timeliness of services. Such study shall use, as a determining factor in establishing the baseline, periodic Fund provided data which forecasts predicted market and volume projections.

6.       Representations and Warranties of the Transfer Agent

         The Transfer Agent represents and warrants to the Fund that:

         6.1 It is a Massachusetts corporation duly organized and existing and in good standing under the laws of The Commonwealth of Massachusetts.

         6.2 It is duly qualified to carry on its business in The Commonwealth of Massachusetts.

         6.3 It is empowered under applicable laws and by its Articles of Incorporation and By-Laws to enter into and perform this Agreement.

         6.4 All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

         6.5 It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

         6.6 It carries and will continue to carry general liability, errors and omissions, fidelity bond and other policies, with limits of not less than $5 million for aggregate general liability, $20 million for errors and omissions and $80 million for fidelity bond and upon written request shall provide certificates of liability insurance to the Fund.

7.       Representations and Warranties of the Fund

         The Fund represents and warrants to the Transfer Agent that:

         7.1 It is a business trust duly organized and existing and in good standing under the laws of the State of Delaware.

         7.2 It is empowered under applicable laws and by its Declaration of Trust and By-Laws to enter into and perform this Agreement.

         7.3 All corporate proceedings required by said Declaration of Trust and By-Laws have been taken to authorize it to enter into and perform this Agreement.

         7.4 It is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended.

         7.5 A registration statement under the Securities Act of 1933, as amended is currently effective and will remain effective, and appropriate state securities law filings have been made and will continue to be made, with respect to all Shares of the Fund being offered for sale.

8.       Wire Transfer Operating Guidelines/ Articles 4A of the Uniform
                                Commercial Code

         8.1 The Transfer Agent is authorized to promptly debit the appropriate Fund account(s) upon the receipt of a payment order in compliance with the selected security procedure (the "Security Procedure") chosen for funds transfer and in the amount of money that the Transfer Agent has been instructed to transfer. The Transfer Agent shall execute payment orders in compliance with the Security Procedure and with the Funds' instructions on the execution date provided that such payment order is received by the customary deadline for processing such a request, unless the payment order specifies a later time. All payment orders and communications received after the customary deadline will be deemed to have been received the next business day.

         8.2 The Fund acknowledges that the Security Procedure it has designated on the Fund Selection Form was selected by the Fund from security procedures offered by the Transfer Agent. The Fund shall restrict access to confidential information relating to the Security Procedure to authorized persons as communicated to the Transfer Agent in writing. The Fund must notify the Transfer Agent immediately if it has reason to believe unauthorized persons may have obtained access to such information or of any change in the Fund's authorized personnel. The Transfer Agent shall verify the authenticity of all Fund instructions according to the Security Procedure.

         8.3 The Transfer Agent shall process all payment orders on the basis of the account number contained in the payment order. In the event of a discrepancy between any name indicated on the payment order and the account number, the account number shall take precedence and govern.

         8.4 The Transfer Agent reserves the right to decline to process or delay the processing of a payment order which (a) is in excess of the collected balance in the account to be charged at the time of the Transfer Agent's receipt of such payment order;
                  (b) if initiating such payment order would cause the Transfer Agent, in the Transfer Agent's sole judgment, to exceed any volume, aggregate dollar, network, time, credit or similar limits which are applicable to the Transfer Agent; or (c) if the Transfer Agent, in good faith, is unable to satisfy itself that the transaction has been properly authorized. If the Transfer Agent exercises its rights pursuant to Section 8.4 of this Agreement the Transfer Agent shall notify the Funds by confirmation pursuant to Section 8.9 of this Agreement.

         8.5 The Transfer Agent shall use reasonable efforts to act on all authorized requests to cancel or amend payment orders received in compliance with the Security Procedure provided that such requests are received in a timely manner affording the Transfer Agent reasonable opportunity to act. However, the Transfer Agent assumes no liability if the request for amendment or cancellation cannot be satisfied.

         8.6 The Transfer Agent shall assume no responsibility for failure to detect any erroneous payment order provided that the Transfer Agent complies with the payment order instructions as received and the Transfer Agent complies with the Security Procedure. The Security Procedure is established for the purpose of authenticating payment orders only and not for the detection of errors in payment orders.

         8.7 The Transfer Agent shall assume no responsibility for lost interest with respect to the refundable amount of any unauthorized payment order, unless the Transfer Agent is notified of the unauthorized payment order within thirty (30) days of notification by the Transfer Agent of the execution of such payment order pursuant to Section 8.9 of this Agreement. In no event (including failure to execute a payment order) shall the Transfer Agent be liable for special, indirect or consequential damages, even if advised of the possibility of such damages.

         8.8 When the Fund initiates or receives Automated Clearing House credit and debit entries pursuant to these guidelines and the rules of the National Automated Clearing House Association and the New England Clearing House Association, the Transfer Agent will act as an Originating Depository Financial Institution and/or Receiving Depository Financial Institution, as the case may be, with respect to such entries. Credits given by the Transfer Agent with respect to an ACH credit entry are provisional until the Transfer Agent receives final settlement for such entry from the Federal Reserve Bank. If the Transfer Agent does not receive such final settlement, the Fund agrees that the Transfer Agent shall receive a refund of the amount credited to the Fund in connection with such entry, and the party making payment to the Fund via such entry shall not be deemed to have paid the amount of the entry.

         8.9 Confirmation of Transfer Agent's execution of payment orders shall ordinarily be provided within twenty-four (24) hours notice and may be delivered to the Fund through the Transfer Agent's proprietary information systems, or by facsimile or call-back. Fund must report any objections to the execution of an order within thirty (30) days.

9.       Data Access and Proprietary Information

         9.1 The Fund acknowledges that the databases, computer programs, screen formats, report formats (except such screen formats and report formats as may be necessary to respond to Shareholder problems or inquiries), interactive design techniques, and documentation manuals furnished to the Fund by the Transfer Agent as part of the Fund's ability to access certain Fund related data ("Customer Data") maintained by the Transfer Agent on data bases under the control and ownership of the Transfer Agent or other third party ("Data Access Services") constitute copyrighted, trade secret, or other proprietary information (collectively, "Proprietary Information") of substantial value to the Transfer Agent or other third party. In no sense shall Proprietary Information be deemed Customer Data. The Fund agrees to treat all Proprietary Information as proprietary to the Transfer Agent and further agrees that it shall not divulge any Proprietary Information to any person or organization except as may be provided hereunder. Without limiting the foregoing, the Fund agrees for itself and its employees and agents to:

(a) Use such programs and databases (i) solely on the Fund's computers, or (ii) solely from equipment at the location agreed to between the Fund and the Transfer Agent and (iii) solely in accordance with the Transfer Agent's applicable user documentation;

(b) Refrain from copying or duplicating in any way (other than in the normal course of performing, processing on the Fund's computer(s)), the Proprietary Information;

(c) Refrain from obtaining unauthorized access to any portion of the Proprietary Information, and if such access is inadvertently obtained, to inform in a timely manner of such fact and dispose of such information in accordance with the Transfer Agent's instructions;

(d) Refrain from causing or allowing information transmitted from the Transfer Agent's computer to the Fund's terminal to be retransmitted to any other computer terminal or other device except as expressly permitted by the Transfer Agent (such permission not to be unreasonably withheld);

(e) Allow the Fund to have access only to those authorized transactions as agreed to between the Fund and the Transfer Agent; and

(f) Honor all reasonable written requests made by the Transfer Agent to protect at the Transfer Agent's expense the rights of the Transfer Agent in Proprietary Information at common law, under federal copyright law and under other federal or state law.

         9.2 Proprietary Information shall not include all or any portion of any of the foregoing items that: (i) are or become publicly available without breach of this Agreement; (ii) are released for general disclosure by a written release by the Transfer Agent; or (iii) are already in the possession of the receiving party at the time of receipt without obligation of confidentiality or breach of this Agreement.

         9.3 The Fund acknowledges that its obligation to protect the Transfer Agent's Proprietary Information is essential to the business interest of the Transfer Agent and that the disclosure of such Proprietary Information in breach of this
                  Agreement would cause the Transfer Agent immediate, substantial and irreparable harm, the value of which would be extremely difficult to determine. Accordingly, the parties agree that, in addition to any other remedies that may be available in law, equity, or otherwise for the disclosure or use of the Propriety Information in breach of this Agreement, the Transfer Agent shall be entitled to seek and obtain a temporary restraining order, injunctive relief, or other equitable relief against the continuance of such breach.

         9.4 If the Fund notifies the Transfer Agent that any of the Data Access Services do not operate in material compliance with the most recently issued user documentation for such services, the Transfer Agent shall endeavor in a timely manner to correct such failure. Organizations from which the Transfer Agent may obtain certain data included in the Data Access Services are solely responsible for the contents of such data and the Fund agrees to make no claim against the Transfer Agent arising out of the contents of such third-party data, including, but not limited to, the accuracy thereof. DATA ACCESS SERVICES AND ALL COMPUTER PROGRAMS AND SOFTWARE SPECIFICATIONS USED IN CONNECTION THEREWITH ARE PROVIDED ON AN AS IS, AS AVAILABLE BASIS. THE TRANSFER AGENT EXPRESSLY DISCLAIM ALL WARRANTIES EXCEPT THOSE EXPRESSLY STATED HEREIN INCLUDING, BUT NOT
                  LIMITED TO, THE IMPLIED WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE.

         9.5 If the transactions available to the Fund include the ability to originate electronic instructions to the Transfer Agent in order to: (i) effect the transfer or movement of cash or Shares; or (ii) transmit Shareholder information or other information, then in such event the Transfer Agent shall be entitled to rely on the validity and authenticity of such instruction without undertaking any further inquiry as long as such instruction is undertaken in conformity with security procedures established by the Transfer Agent from time to time and communicated in writing to the Fund for its review prior to their implementation.

         9.6 Each party shall take reasonable efforts to advise its employees of their obligations pursuant to this Section 9. The obligations of this Section shall survive any earlier termination of this Agreement.

10.      Indemnification

         10.1 The Transfer Agent shall not be responsible for, and the Fund shall indemnify and hold the Transfer Agent, and as respects
                  Section 10.1(e), State Street Bank and Trust Company (the "Bank"), harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

(a) All actions of the Transfer Agent or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct;

(b)               The  Fund's  lack  of  good  faith,  negligence,   or  willful
                  misconduct which arise out of the breach of any representation or warranty of the Fund hereunder;

(c) The reliance upon, and any subsequent use of or action taken or omitted, by the Transfer Agent, or its agents or subcontractors on: (i) any information, records, documents, data, stock certificates or services which are received by the Transfer Agent or its agents or subcontractors in conformity with procedures established by the Transfer Agent by machine readable input, facsimile, CRT data entry, electronic instructions or other similar means authorized by the Fund, and which have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar; (ii) any instructions or requests of the Fund or any of its officers received in conformity with a procedure established by the Transfer Agent from time to time and communicated to the Fund in writing prior to implementation;
                  (iii) any paper or document, reasonably believed to be genuine, authentic, or signed by the proper person or persons that are received in conformity with a procedure established by the Transfer Agent from time to time and communicated to the Fund in writing prior to implementation; or (iv) any instruction or opinions from qualified legal counsel (which may be Fund counsel) with respect to any matter (e.g., distribution of Shareholder account pursuant to a divorce decree) arising in connection with the Transfer Agent's performance of services under this Agreement.

(d) The offer or sale of Shares in violation of federal or state securities laws or regulations requiring that such Shares be registered or in violation of any stop order or other determination or ruling by any federal or any state agency with respect to the offer or sale of such Shares;

(e) The negotiation and processing of any checks including without limitation for deposit into the Fund's demand deposit account maintained by the Transfer Agent; or

(f) Upon the Fund's request entering into any agreements required by the National Securities Clearing Corporation (the "NSCC") required by the NSCC for the transmission of Fund or Shareholder data through the NSCC clearing systems.

         10.2 The Fund shall not be responsible for, and the Transfer Agent shall indemnify and hold the Fund harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any actions or failure of the Transfer Agent to act as a result of the Transfer Agent's lack of good faith, negligence or willful misconduct.

         10.3 Upon the assertion of a claim for which the indemnifying party (the "Indemnitor") may be required to indemnify the party seeking indemnity (the "Indemnitee"), the Indemnitee shall promptly notify the Indemnitor of such assertion, and shall keep the Indemnitor advised with respect to all developments concerning such claim. The Indemnitor shall have the option to participate with the Indemnitee in the defense of such claim or to defend against said claim in its own name or in the name of the Indemnitee. The Indemnitee shall in no case confess any claim or make any compromise in any case in which the Indemnitor may be required to indemnify the Indemnitee except with the Indemnitor 's prior written consent.

         10.4     The  parties  agree  that  the  Bank  shall  be a  third-party
                  beneficiary   to   this   Agreement   with   respect   to  the
                  indemnification provided in Section 10.1(e) herein.

11.      Standard of Care

         11.1 The Transfer Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement, but assumes no responsibility and shall not be liable for loss or damage due to errors, including encoding and payment processing errors, unless said errors are caused by its negligence, bad faith, or willful misconduct or that of its employees or agents, except as provided in Section 11.2 below. The parties agree that any encoding or payment processing errors shall be governed by the above standard of care and the Fund agrees as between the Fund and the Transfer Agent that the standard of care created under Section 4-209 of the Uniform Commercial Code is superseded by Section 11.1 of this Agreement.

         11.2 In the case of Exception Services as defined in Sections 2.3 herein, the Transfer Agent shall be held to a standard of gross negligence.

12.      Confidentiality

         12.1 Transfer Agent Proprietary Information. Fund agrees and acknowledges that it will be exposed to the Services and that, as between Transfer Agent and the Fund, the Services contain valuable trade secrets of Transfer Agent embodying substantial creative efforts and confidential information, ideas and expressions ("Transfer Agent Proprietary Information"). All Transfer Agent Proprietary Information will remain the sole property of Transfer Agent and Fund will have no interest in or rights to such Transfer Agent Proprietary Information except as expressly granted by this Agreement.

         12.2 Fund Proprietary Information. Transfer Agent agrees and acknowledges that it will be exposed to information concerning the Fund and its Affiliates' business, products, proposed products, shareholders and related information, including without limitation, shareholder data, testing procedures and pricing policies, along with the record-bearing media containing such information, all of which constitute confidential and proprietary information of the Fund ("Fund Proprietary Information"). All Fund Proprietary Information will remain the sole property of the Fund except the right to use the same to carry out the Services set forth in this Agreement.

         12.3 The Transfer Agent and the Fund agree that they will not, at any time during the term of this Agreement or after its termination, reveal, divulge, or make known to any person, firm, corporation or other business organization, any
                  Shareholder's lists, trade secrets, cost figures and projections, profit figures and projections, or any other secret or confidential information whatsoever, whether of the Transfer Agent or of the Fund, used or gained by the Transfer Agent or the Fund during performance under this Agreement. The Fund and the Transfer Agent further covenant and agree that they will not, at any time during the term of this Agreement or after its termination, use confidential information of the other party in its own business, except as necessary to perform the terms of this Agreement. The Fund and the Transfer Agent further covenant and agree to retain all such knowledge and information acquired during and after the term of this Agreement respecting such lists, trade secrets, or any secret or confidential information whatsoever in trust for the sole benefit of the Transfer Agent or the Fund and their successors and assigns. In the event of breach of the foregoing by either party, the remedies provided by Section 9.3 shall be available to the party whose confidential information is disclosed. The above prohibition of disclosure shall not apply to the extent that the Transfer Agent must disclose such data to its sub-contractor or a Fund agent for purposes of providing services under this Agreement.

         12.4 In the event that any requests or demands are made for the inspection of the Shareholder records of the Fund, other than request for records of Shareholders pursuant to standard subpoenas from state or federal government authorities (i.e., divorce and criminal actions), the Transfer Agent will notify the Fund and secure instructions from an authorized officer of the Fund as to such inspection. The Transfer Agent expressly reserves the right, however, to exhibit the Shareholder records to any person whenever it is required by law or court order.

13.      Covenants of the Fund and the Transfer Agent
         --------------------------------------------

         13.1 The Fund shall promptly furnish to the Transfer Agent the following:

                  (a) A certified copy of the resolution of the Board of Trustees of the Fund authorizing the appointment of the Transfer Agent and the execution and delivery of this Agreement; and

                  (b) A copy of the Fund's Declaration of Trust and By-Laws and all amendments thereto.

         13.2 The Transfer Agent hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Fund for safekeeping of stock certificates, check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

         13.3 The Transfer Agent shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the Investment Company Act of 1940, as amended, and the Rules thereunder, the Transfer Agent agrees that all such records prepared or maintained by the Transfer Agent relating to the services to be performed by the Transfer Agent hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such Section and Rules, and will be surrendered promptly to the Fund on and in accordance with its request.

14.      Termination of Agreement

         14.1 Term. The initial term of this Agreement (the "Initial Term") shall be from November 8, 1999 to May 17, 2002 unless terminated pursuant to the provisions of this Section. Unless a terminating party gives written notice to the other party ninety (90) days before the expiration of the Initial Term this Agreement will renew automatically from year to year ("Renewal Term"). Ninety (90) days before the expiration of the Initial Term or a Renewal Term the parties to this Agreement will agree upon a Fee Schedule for the upcoming Renewal Term.

         14.2 Termination for Cause by Fund. The Fund may terminate this Agreement for default as provided in Section 14.3 herein, in the event that:

                  (a) Transfer Agent, its employees or affiliated agents becomes unable to materially perform the services under this Agreement, including material failure of its operational capability for any reason other than the actions of the Fund, third parties or as provided in Section 17.3 herein;

                  (b) Testing or a material operational failure of the DST Systems due to a Year 2000 issue demonstrates that the DST Systems are not Year 2000 Ready as defined in Section 4 of this Agreement;

                  (c) During the Initial Term (i) the Transfer Agent fails to meet the performance standards in Section 5 of this Agreement for a period of seven (7) consecutive months (each month in which performance standards are met, or before the seventh
                  (7th)  consecutive  month  requires   commencement  of  a  new
                  consecutive month calculation for any subsequent failure to meet performance standards) (ii) or if any time during such term there are more than two instances in which a new consecutive month calculation is commenced as a result of performance standards being met in the seventh (7th) month; or

                  (d) The performance of the services by the Transfer Agent becomes unlawful.

         14.3 Default and Cure. If either of the parties to this Agreement becomes in default in the performance of its duties or obligations under this Agreement, and such default has a material effect on the other party, then the non-defaulting party may give notice to the defaulting party specifying the nature of the default in sufficient detail to permit the defaulting party to identify and cure the default within thirty (30) days of receipt of such notice, or within longer periods as the parties may agree is necessary for such cure. If the defaulting party fails to cure such default within the 30-day cure period (or such other time as agreed to by the parties), then the non-defaulting party may terminate this Agreement immediately upon written notice to the defaulting party. Such opportunity to cure shall include the Transfer Agent taking commercially reasonable steps to make the DST Systems Year 2000 Ready Products.

         14.4     Immediate Termination.

                  (a) Either party may terminate this Agreement by written notice to the other party, effective at any time specified therein, in the event of bankruptcy, insolvency, dissolution or liquidation proceedings of any nature are instituted by or against the other party and such suit, conservatorship or receivership is not discharged within thirty (30) days.

                  (b) The Fund may terminate this Agreement if the Transfer Agent has discontinued all or a significant part of its business operations.

                  (c) The Transfer Agent may terminate this Agreement if the Fund has discontinued all or a significant part of its business operations.


         14.5 Costs When Fund Terminates. Should the Fund exercise its right to terminate pursuant to either Sections 14.3 or 14.4 of this Agreement, Transfer Agent agrees that all direct out-of-pocket expenses or costs associated with the movement of records and material will be borne by the Transfer Agent.

         14.6 Costs When Transfer Agent Terminates or Term Ends. If the Agreement terminates at the end of the term specified in
                  Section 14.1 of this Agreement, or the Transfer Agent exercises its right to terminate pursuant to Sections 14.3 or
                  14.4 of this Agreement, all direct out-of-pocket expenses or costs associated with the movement of records and material will be borne by the Fund. The Transfer Agent will charge, and the Fund will pay for any services provided by the Transfer Agent in connection with the conversion to a successor transfer agent. Payment of such expenses or costs shall be in accordance with Section 3 of this Agreement.

         14.7 Confidential Data. Upon termination of this Agreement, each party shall return to the other party all copies of confidential or proprietary materials or information received from such other party hereunder, other than materials or information required to be retained by such party under applicable laws or regulations.

         14.8 Termination of Telephone Servicing. Notwithstanding any other provision of this Section 14, the Fund may at any time and for any reason unilaterally elect to terminate the Transfer Agent's service of accepting and responding to telephone inquiries from Fund shareholders. If the Fund elects to so terminate telephone servicing by the Transfer Agent, it shall provide written notice of such action to the Transfer Agent at least sixty (60) days prior to the effective date of such action. Upon a termination of such telephone servicing activities, the item entitled "Activity Based Fees -- Telephone Calls" on Schedule 3.1 shall become inapplicable to this Agreement and shall be replaced with fees and charges applicable to the servicing of remote client servicing groups, as agreed upon from time to time by the parties in writing. Nothing in this Subsection 14.8 shall apply to any telephone servicing performed by the Transfer Agent under a separate agreement or contract with the Fund or any other Wells Fargo entity.

15.      Assignment and Third Party Beneficiaries

         15.1 Except as provided in Section 16.1, neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. Any attempt to do so in violation of this Section shall be void. Unless specifically stated to the contrary in any written consent to an assignment, no assignment will release or discharge the assignor from any duty or responsibility under this Agreement.

         15.2 Except as explicitly stated elsewhere in this Agreement, nothing under this Agreement shall be construed to give any rights or benefits in this Agreement to anyone other than the Transfer Agent and the Fund, and the duties and responsibilities undertaken pursuant to this Agreement shall be for the sole and exclusive benefit of the Transfer Agent and the Fund. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

         15.3 This Agreement does not constitute an agreement for a partnership or joint venture between the Transfer Agent and the Fund. Other than as provided in Section 16.1, neither party shall make any commitment with third parties that are binding on the other party without the other party's prior written consent.

16.      Subcontractors

         16.1 The Transfer Agent may, without further consent on the part of the Fund, subcontract for the performance hereof with a Transfer Agent subsidiary or affiliate duly registered as a transfer agent; provided, however, that the Transfer Agent shall be fully responsible to the Fund for the acts and omissions of its subsidiary or affiliate as it is for its own acts and omissions.

         16.2 Except as provided in Section 16.4 , the Transfer Agent shall be fully responsible to the Fund for the acts and omissions of any subcontractor chosen by the Transfer Agent to provide any of the services described in Sections 1.1, 1.2, or 2.2 of this Agreement.

         16.3 Transfer Agent agrees that, as a condition of subcontracting with an affiliated party to provide Services under this Agreement, it will require the such affiliated subcontractor to comply with the following:

                  (a) the DST's Computer Systems, programs and software meet the standards specified in Section 4 of this Agreement;


                  (b) the subcontractor, its employees and agents will agree to abide by the limitations in Section 12.3 of this Agreement concerning the disclosure and use of the Fund's Proprietary Information.

         16.4 Nothing herein shall impose any duty upon the Transfer Agent in connection with or make the Transfer Agent liable for the actions or omissions to act of Airborne Services, Federal Express, United Parcel Service, the U.S. Mails, the NSCC and telecommunication companies or such similar third parties providing similar services, provided, if the Transfer Agent selected such company, the Transfer Agent shall have exercised due care in selecting the same.

17.      Miscellaneous

         17.1 Amendment. This Agreement may be amended or modified by a written agreement executed by both parties.

         17.2 Massachusetts Law to Apply. This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of The Commonwealth of Massachusetts.

         17.3 Force Majeure. In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such cause.

                  (a) Exceptions for Certain Computer Failures. This section shall not excuse the Transfer Agent's failure to perform based upon computer equipment failure arising from the Transfer Agent's failure to meet its obligations under Section 4 of this Agreement.

                  (b) Exception Regarding Failure to Comply with Disaster Recovery Plan. Transfer Agent represents that it has a reasonable back-up and disaster recovery plan in place that requires the Transfer Agent to maintain back-up files of the Fund's data or records required to be maintained under the Investment Company Act at another location other than the Transfer Agent's principal place of business. This section shall not excuse the Transfer Agent's failure to perform based upon a loss of Fund data unless the Transfer Agent has maintained back-up files of the Fund's data or records as noted in Section 17.3 (b) of this Agreement.

         17.4 Consequential Damages. Neither party to this Agreement shall be liable to the other part for consequential damages under any provision of this Agreement or for any consequential damages arising out of any act or failure to act hereunder.

         17.5 Survival. All provisions regarding indemnification, warranty, liability, and limits thereon, and confidentiality and/or protections of proprietary rights and trade secrets shall survive the termination of this Agreement.

         17.6 Severability. If any provision or provisions of this Agreement shall be held invalid, unlawful, or unenforceable, the validity, legality, and enforceability of the remaining provisions shall not in any way be affected or impaired.

         17.7 Priorities Clause. In the event of any conflict, discrepancy or ambiguity between the terms and conditions contained in this Agreement and any Schedules or attachments hereto, the terms and conditions contained in this Agreement shall take precedence.

         17.8 Waiver. No waiver by either party or any breach or default of any of the covenants or conditions herein contained and performed by the other party shall be construed as a waiver of any succeeding breach of the same or of any other covenant or condition.

         17.9 Merger of Agreement. This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

         17.10 Counterparts. This Agreement may be executed by the parties herein on any number of counterparts, and all of said counterparts taken together shall be deemed to constitute one and the same instrument.

         17.11 Reproduction of Documents. This Agreement and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction shall likewise be admissible in evidence.

         17.12    Audit; Annual Financial Statements.

                  (a) Transfer Agent will cooperate in providing to Fund or its auditors which shall be a national independent public accounting firm, at Fund's expense (including time and materials expense associated with Transfer Agent' staff participation) any information reasonably requested by Fund or Fund's auditors which is necessary or required for the performance by Fund of any audit of the accounts or records of Services performed by Transfer Agent pursuant to the terms and conditions of this Agreement to the extent required by law. If during the course of such audit, the Fund or its auditors identify a control weakness that could adversely impact Transfer Agent's ability to materially perform under the terms and conditions of this Agreement, Fund shall promptly inform Transfer Agent in writing of such control weakness. The Transfer Agent shall have ten (10) business days to respond to this written notice, and thirty (30) days to remedy the weakness. The Transfer Agent reserves the right to cause its independent public accounting firm that provided the most recent Statement of Auditing Standards Number 70 ("SAS 70") to confirm or refute to the parties any perceived control weakness.

                  (b) Transfer Agent shall provide to Fund, upon request, copies of its SAS 70 Report which has been certified by an external accounting firm.

         17.13 Notices. All notices and other communications as required or permitted hereunder shall be in writing and sent by first class mail, postage prepaid, addressed as follows or to such other address or addresses of which the respective party shall have notified the other.

                  (a)  If to Boston Financial Data Services, Inc., to:

                           Boston Financial Data Services, Inc.
                           1250 Hancock Street
                           Quincy, Massachusetts 02169
                           Attention: Legal Department

                           Facsimile:       (617) 483-5850

                  (b)  If to the Fund, to:

                           Stephens Inc.
                           111 Center Street
                           Little Rock, Arkansas 77201
                           Attention: Richard H. Blank, Jr.

                           Facsimile:       (501) 377-2331 or
                                            (501) 374-1324

18.      Additional Funds

         18.1 In the event that the Fund establishes one or more series of Shares in addition to those listed in Schedule A with respect to which it desires to have the Transfer Agent render services as Transfer Agent under the terms hereof, it shall so notify the Transfer Agent in writing, and if the Transfer Agent agrees in writing to provide such services, such series of Shares shall become a Portfolio hereunder.









     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their name and on their behalf by and through their duly authorized officers, as of November 8, 1999.


                                                         WELLS FARGO FUNDS TRUST


                                                 By:  /s/ Richard H. Blank, Jr.
                                                      -------------------------
                                                          Richard H. Blank, Jr.
                                                          Assistant Secretary



                                            BOSTON FINANCIAL DATA SERVICES, INC


                                            By:  /s/ Lynda Kaplan
                                                 -------------------------
                                                     Lynda Kaplan
                                                     Division Vice President








                                   SCHEDULE A

                             WELLS FARGO FUNDS TRUST

258. Aggressive Balanced-Equity Fund
259. Arizona Tax-Free Fund
260. Asset Allocation Fund
261. California Limited Term Tax-Free Fund
262. California Tax-Free Fund
263. California Tax-Free Money Market Fund
264. California Tax-Free Money Market Trust
265. Cash Investment Money Market Fund
266. Colorado Tax-Free Fund
267. Corporate Bond Fund
268. Disciplined Growth Fund
269. Diversified Bond Fund
270. Diversified Equity Fund
271. Diversified Small Cap Fund
272. Equity Income Fund
273. Equity Index Fund
274. Equity Value Fund
275. Government Money Market Fund
276. Growth Balanced Fund
277. Growth Equity Fund
278. Growth Fund
279. Income Fund
280. Income Plus Fund
281. Index Allocation Fund
282. Index Fund
283. Intermediate Government Income Fund
284. International Equity Fund
285. International Fund
286. Large Company Growth Fund
287. LifePath Opportunity Fund
288. LifePath 2010 Fund
289. LifePath 2020 Fund
290. LifePath 2030 Fund
291. LifePath 2040 Fund
292. Limited Term Government Income Fund
293. Mid Cap Growth Fund
294. Minnesota Intermediate Tax-Free Fund
295. Minnesota Money Market Fund
296. Minnesota Tax-Free Fund
297. Moderate Balanced Fund
298. Money Market Fund
299. Money Market Trust
300. National Limited Term Tax-Free Fund
301. National Tax-Free Fund
302. National Tax-Free Institutional  Money Market Fund
303. National Tax-Free Money Market Fund
304. National Tax-Free Money Market Trust
305. Nebraska Tax-Free Fund
306. Oregon Tax-Free Fund
307. OTC Growth Fund
308. Overland Express Sweep Fund
309. Prime Investment Money Market Fund
310. Small Cap Growth Fund
311. Small Cap Opportunities Fund
312. Small Cap Value Fund
313. Small Company Growth Fund
314. Specialized Technology Fund
315. Stable Income Fund
316. Strategic Income Fund
317. Treasury Plus Institutional Money Market Fund
318. Treasury Plus Money Market Fund
319. 100% Treasury Money Market Fund
320. Variable Rate Government Fund
321. Wealthbuilder Growth & Income Portfolio
322. Wealthbuilder Growth Balanced Portfolio
323. Wealthbuilder Growth Portfolio


  Approved by the Board of Trustees: March 26, 1999, as amended May 9, 2000 and July 25, 2000.


WELLS FARGO FUNDS TRUST                    BOSTON FINANCIAL DATA SERVICES, INC.
By:  /s/ C. David Messman                  By:  /s/ Lynda Kaplan
    ---------------------                       -----------------
      Secretary                                     Lynda Kaplan
                                                    Division Vice President



November 8, 1999 as amended May 9, 2000 and July 25, 2000.







                                  SCHEDULE 2.2

                     THIRD PARTY ADMINISTRATOR(S) PROCEDURES

1. On each Business Day, the TPA(s) shall receive, on behalf of and as agent of the Fund(s), Instructions (as hereinafter defined) from the Plan. Instructions shall mean as to each Fund (i) orders by the Plan for the purchases of Shares, and (ii) requests by the Plan for the redemption of Shares; in each case based on the Plan's receipt of purchase orders and redemption requests by Plan Participants in proper form by the time required by the term of the Plan, but not later than the time of day at which the net asset value of a Fund is calculated, as described from time to time in that Fund's prospectus. Each Business Day on which the TPA receives Instructions shall be a "Trade Date."

2. The TPA(s) shall communicate the TPA(s)'s acceptance of such Instructions, to the applicable Plan.

3. On the next succeeding Business Day following the Trade Date on which it accepted Instructions for the purchase and redemption of Shares, (TD+1), the TPA(s) shall notify the Transfer Agent of the net amount of such purchases or redemptions, as the case may be, for each of the Plans. In the case of net purchases by any Plan, the TPA(s) shall instruct the Trustees of such Plan to transmit the aggregate purchase price for Shares by wire transfer to the Transfer Agent on (TD+l). In the case of net redemptions by any Plan, the TPA(s) shall instruct the Fund's custodian to transmit the aggregate redemption proceeds for Shares by wire transfer to the Trustees of such Plan on (TD+1). The times at which such notification and transmission shall occur on (TD+1) shall be as mutually agreed upon by each Fund, the TPA(s), and the Transfer Agent.

4. The TPA(s) shall maintain separate records for each Plan, which records shall reflect Shares purchased and redeemed, including the date and price for all transactions, and Share balances. The TPA(s) shall maintain on behalf of each of the Plans a single master account with the Transfer Agent and such account shall be in the name of that Plan, the TPA(s), or the nominee of either thereof as the record owner of Shares owned by such Plan.

5. The TPA(s) shall maintain records of all proceeds of redemptions of Shares and all other distributions not reinvested in Shares.

6. The TPA(s) shall prepare, and transmit to each of the Plans, periodic account statements showing the total number of Shares owned by that Plan as of the statement closing date, purchases and redemptions of Shares by the Plan during the period covered by the statement, and the dividends and other distributions paid to the Plan on Shares during the statement period (whether paid in cash or reinvested in Shares).

7. The TPA(s) shall, at the request and expense of each Fund, transmit to the Plans prospectuses, proxy materials, reports, and other information provided by each Fund for delivery to its shareholders.

8. The TPA(s) shall, at the request of each Fund, prepare and transmit to each Fund or any agent designated by it such periodic reports covering Shares of each Plan as each Fund shall reasonably conclude are
         necessary   to  enable   the  Fund  to  comply   with  state  Blue  Sky
         requirements.

9. The TPA(s) shall transmit to the Plans confirmation of purchase orders and redemption requests placed by the Plans; and

10. The TPA(s) shall, with respect to Shares, maintain account balance information for the Plan(s) and daily and monthly purchase summaries expressed in Shares and dollar amounts.

11. Plan sponsors may request, or the law may require, that prospectuses, proxy materials, periodic reports and other materials relating to each Fund be furnished to Plan Participants in which event the Transfer Agent or each Fund shall mail or cause to be mailed such materials to Plan Participants. With respect to any such mailing. the TPA(s) shall, at the request of the Transfer Agent or each Fund, provide at the TPA(s)'s expense complete and accurate set of mailing labels with the name and address of each Plan Participant having an interest through the Plans in Shares.


WELLS FARGO FUNDS TRUST                    BOSTON FINANCIAL DATA SERVICES, INC.
By:  /s/ Richard H. Blank, Jr.             By:  /s/ Lynda Kaplan
    --------------------------                  -----------------
       Richard H. Blank, Jr.                        Lynda Kaplan
       Assistant Secretary                          Division Vice President





November 8, 1999.




                                  SCHEDULE 3.1

                                      FEES

                         Fee Information for Services as
                  Plan, Transfer and Dividend Disbursing Agent

                                   Wells Fargo
                                  Full Service

----------------------------------------------------------------------------------------------------------------------
ANNUAL ACCOUNT SERVICE FEES
----------------------------------------------------------------------------------------------------------------------

     Direct Accounts                                                                 $   19.50
     Level Three Networked Accounts                                                  $   12.00

     Closed Account Fee                                                             $     2.00

     Complex Base Fee                                                                 $100,000

Fees are billable on a monthly basis at the rate of 1/12 of the annual fee. A charge is made for an account in the month that an account opens or closes.

----------------------------------------------------------------------------------------------------------------------
ACTIVITY BASED FEES
----------------------------------------------------------------------------------------------------------------------

     Telephone Calls                                                                 $    3.00/each

----------------------------------------------------------------------------------------------------------------------
CONVERSION FEES
----------------------------------------------------------------------------------------------------------------------

     Per Account Fee                                                                 $    2.00

----------------------------------------------------------------------------------------------------------------------
IRA CUSTODIAL FEES
----------------------------------------------------------------------------------------------------------------------

     Annual Maintenance                                                              $   10.00/account*

----------------------------------------------------------------------------------------------------------------------
DEDICATED PROGRAMMING
----------------------------------------------------------------------------------------------------------------------

     Per Dedicated Associate                                                           $150,000/per year

------------------------------------------------------------ ---------------------------------------------------------
OUT-OF-POCKET EXPENSES                                                                             BILLED AS INCURRED
------------------------------------------------------------ ---------------------------------------------------------

These fees will be subject to an annual Cost of Living Adjustment based on regional consumer price index.

*Paid by shareholder.







For purposes of the complex base fee, the term "complex" includes all of the Portfolios of Wells Fargo Funds Trust and Wells Fargo Variable Trust, provided that the total amount of CUSIP numbers for the complex does not exceed 150. For each additional CUSIP number, the complex base fee will increase by $7,000 per year.

Out-of-Pocket expenses include but are not limited to: confirmation statements, investor statements, postage, forms, audio response, telephone, records retention, customized programming/enhancements, federal wire, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the fund.



WELLS FARGO FUNDS TRUST                    BOSTON FINANCIAL DATA SERVICES, INC.
By:  /s/ Richard H. Blank, Jr.             By:  /s/ Lynda Kaplan
    ---------------------------                 -----------------
       Richard H. Blank, Jr.                        Lynda Kaplan
       Assistant Secretary                          Division Vice President





November 8, 1999.









                                TABLE OF CONTENTS

                                                                                                               Page
1.    Terms of Appointment and Duties.............................................................................1

2.    Third Party Administrators for Defined Contribution Plans...................................................4

3.    Fees and Expenses...........................................................................................4

4.    Millennium Date Change .....................................................................................5

5.    Performance Standards.......................................................................................6

6.    Representations and Warranties of the Transfer Agent........................................................6

7.    Representations and Warranties of the Fund..................................................................7

8.    Wire Transfer Operating Guidelines/ Articles
         4A of the Uniform Commercial Code........................................................................7

9.    Data Access and Proprietary Information.....................................................................9

10.   Indemnification............................................................................................11

11.   Standard of Care...........................................................................................12

12.   Confidentiality............................................................................................12

13.   Covenants of the Fund and the Transfer Agent...............................................................13

14.   Termination of Agreement...................................................................................14

15.   Assignment and Third Party Beneficiaries...................................................................16

16.   Subcontractors.............................................................................................16

17.   Miscellaneous..............................................................................................17

18.   Additional Funds...........................................................................................20















                  Transfer Agency and Service Agreement between


                      Boston Financial Data Services, Inc.

                                       and

                             Wells Fargo Funds Trust



                                November 8, 1999








                                                          EX-99.B(h)(4)



                             WELLS FARGO FUNDS TRUST

                           SHAREHOLDER SERVICING PLAN


              WHEREAS, Wells Fargo Funds Trust ("Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

              WHEREAS, the Trust desires to adopt a Shareholder Servicing Plan (the "Plan") on behalf of the classes of shares of each Fund listed in Appendix A as it may be amended from time to time (each, a "Fund" and, collectively, the "Funds") and the Board of Trustees, including a majority of the Qualified
Trustees (as defined below), has determined that there is a reasonable likelihood that adoption of the Plan will benefit each class of each Fund listed in Appendix A and its shareholders;

              NOW THEREFORE, each Fund hereby adopts the Plan on behalf of each class of each Fund listed in Appendix A on the following terms and conditions:

         Section 1. The Trust, on behalf of each class of each Fund listed in Appendix A, may execute and deliver written agreements based substantially on the form attached hereto as Appendix B or on any other form duly approved by the Trust's Board of Trustees ("Agreements") with broker/dealers, banks and other financial institutions that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of shares of the Funds ("Servicing Agents"). Pursuant to such Agreements, Servicing Agents shall provide support services as set forth therein to their clients who beneficially own shares of a Fund in consideration of a fee payable from the assets of each class of each Fund listed in Appendix A, computed monthly in the manner set forth in such Fund's then current prospectus, at the annual rates set forth in Appendix A. The Trust's distributor, administrator and adviser, and their respective affiliates, are eligible to become Servicing Agents and to receive fees under the Plan. All expenses incurred by a class of shares of a Fund in connection with the Agreements and the implementation of the Plan shall be borne entirely by the holders of that class of shares.

         Section 2. The Trust's Officers shall monitor, or shall cause the Trust's administrator to monitor, the arrangements pertaining to the Trust's Agreements with Servicing Agents.

         Section 3. The Plan shall be effective with respect to each class of a Fund listed on Appendix A, (or each class of a Fund added to Appendix A from time to time): (a) on the date upon which it is approved for such class by vote of a majority of the Trustees of the Trust, including a majority of the Qualified Trustees, cast in person at a meeting called for the purpose of voting on the approval of the Plan for such class; or (b) on the date the class commences operations, if such date is later.

         Section 4. Unless earlier terminated, the Plan shall continue in effect for a period of one year from its effective date and shall continue thereafter for successive annual periods, provided that such Plan is reapproved at least annually, with respect to a class or classes of shares of a Fund by vote of a majority of the Trustees of the Trust, including a majority of the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such reapproval.

         Section 5. So long as the Plan is in effect, the Trust shall provide, or shall cause the Trust's administrator to provide, to the Trust's Board of Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

         Section 6. The Plan may be amended at any time with respect to a class or classes of shares of a Fund by the Trustees of the Trust, provided that any material amendment of the terms of the Plan (including a material increase of the fee payable hereunder) shall become effective only upon the approvals set forth in Section 4.

         Section 7. The Plan may be terminated with respect to any class at any time by vote of a majority of the Qualified Trustees.

         Section 8. While the Plan is in effect, the selection and nomination of the Trustees who are not interested persons of the Trust shall be committed to the discretion of such Trustees who are not interested persons of the Trust.

         Section 9. Notwithstanding anything herein to the contrary, no Fund or class of shares shall be obligated to make any payments under the Plan that exceed the maximum amounts payable under Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc.

         Section 10. The Trust shall preserve copies of the Plan, each Agreement, and each written report presented to the Trust's Board of Trustees pursuant to Section 3 hereof, for a period of not less than six years from the date of the Plan, Agreement or report, as the case may be, the first two years in an easily accessible place.

         Section 11. The provisions of the Plan are severable for each class of each Fund listed in Appendix A, and whenever any action is to be taken with respect to the Plan, such action shall be taken separately for each such class affected.

         Section 12. As used in the Plan, (a) the term "interested person" shall have the meaning given it in the 1940 Act and the rules and regulations thereunder, subject to such exemption or interpretation as may be provided by the Securities and Exchange Commission or the staff thereof, and (b) the term "Qualified Trustees" shall mean the Trustees of the Trust who (i) are not "interested persons" of the Trust and (ii) have no direct or indirect financial interest in the operation of the Plan or in any Agreements.







                                   APPENDIX A

---------------------------------------------------------------- -------------------
Funds Trust                                                           Maximum
Funds and Share Classes                                             Shareholder
                                                                   Servicing Fee
---------------------------------------------------------------- -------------------
---------------------------------------------------------------- -------------------
1.   Arizona Tax-Free Fund
     Class A                                                            0.25
     Class B                                                            0.25
---------------------------------------------------------------- -------------------
2.   Asset Allocation Fund
     Class A                                                            0.10
     Class B                                                            0.10
     Class C                                                            0.10
---------------------------------------------------------------- -------------------
3.   California Tax-Free Fund
     Class A                                                            0.25
     Class B                                                            0.25
     Class C                                                            0.25
---------------------------------------------------------------- -------------------
4.   California Limited Term Tax-Free Fund
     Class A                                                            0.25
---------------------------------------------------------------- -------------------
5.   California Tax-Free Money Market Fund
     Class A                                                            0.25
---------------------------------------------------------------- -------------------
6.   Cash Investment Money Market Fund
     Service Class                                                      0.25
---------------------------------------------------------------- -------------------
---------------------------------------------------------------- -------------------
7.   Colorado Tax-Free Fund
     Class A                                                            0.25
     Class B                                                            0.25
---------------------------------------------------------------- -------------------
8.   Corporate Bond Fund
     Class A                                                            0.25
     Class B                                                            0.25
     Class C                                                            0.25
---------------------------------------------------------------- -------------------
---------------------------------------------------------------- -------------------
9.   Diversified Equity Fund
     Class A                                                            0.25
     Class B                                                            0.25
     Class C                                                            0.25
---------------------------------------------------------------- -------------------
10.  Diversified Small Cap Fund
     Class A                                                            0.25
     Class B                                                            0.25
     Institutional Class                                                0.10
---------------------------------------------------------------- -------------------
11.  Equity Income Fund
     Class A                                                           0.25
     Class B                                                           0.25
     Class C                                                           0.25
---------------------------------------------------------------- -------------------
12.  Equity Index Fund
     Class A                                                           0.25
     Class B                                                           0.25
     Class O                                                           0.20
---------------------------------------------------------------- ------------------
---------------------------------------------------------------- ------------------
13.  Equity Value Fund
     Class A                                                           0.25
     Class B                                                           0.25
     Class C                                                           0.25
---------------------------------------------------------------- -------------------
14.  Government Money Market Fund
     Class A                                                            0.25
---------------------------------------------------------------- ------------------
15.  Growth Balanced Fund
     Class A                                                           0.25
     Class B                                                           0.25
     Class C                                                           0.25
---------------------------------------------------------------- ------------------



------------------------------------------------------------------- -------------------
Funds Trust                                                              Maximum
Funds and Share Classes                                                Shareholder
                                                                      Servicing Fee
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
16.  Growth Equity Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
17.  Growth Fund
     Class A                                                               0.25
     Class B                                                               0.25
------------------------------------------------------------------- -------------------
18.  Income Fund
     Class A                                                               0.25
     Class B                                                               0.25
------------------------------------------------------------------- -------------------
19.  Income Plus Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
20.  Index Allocation Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
21.  Intermediate Government Income Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
------------------------------------------------------------------- -------------------
22.  International Equity Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
------------------------------------------------------------------- -------------------
23.  International Fund
     Class A                                                               0.25
     Class B                                                               0.25
------------------------------------------------------------------- -------------------
24.  Large Company Growth Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
------------------------------------------------------------------- -------------------
25.  LifePath Opportunity Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
     Institutional Class                                                   0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
26.  LifePath 2010 Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
     Institutional Class                                                   0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
27.  LifePath 2020 Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
     Institutional Class                                                   0.25
------------------------------------------------------------------- -------------------




------------------------------------------------------------------- -------------------
28.  LifePath 2030 Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
     Institutional Class                                                   0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
29.  LifePath 2040 Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
     Institutional Class                                                   0.25
------------------------------------------------------------------- -------------------
30.  Limited Term Government Income Fund
     Class A                                                               0.25
     Class B                                                               0.25
------------------------------------------------------------------- -------------------
31.  Mid Cap Growth Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
32.  Minnesota Money Market Fund
     Class A                                                               0.25
------------------------------------------------------------------- -------------------
33.  Minnesota Tax-Free Fund
     Class A                                                               0.25
     Class B                                                               0.25
------------------------------------------------------------------- -------------------
34.  Money Market Fund
     Class A                                                               0.25
     Class B                                                               0.25
------------------------------------------------------------------- -------------------
35.  National Tax-Free Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
36.  National Tax-Free Institutional Money Market Fund
     Service Class                                                         0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
37.  National Tax-Free Money Market Fund
     Class A                                                               0.25
------------------------------------------------------------------- -------------------
38.  Oregon Tax-Free Fund
     Class A                                                               0.25
     Class B                                                               0.25
------------------------------------------------------------------- -------------------
39.  OTC Growth Fund
     Class 0                                                               0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
40.  Overland Express Sweep Fund                                           0.30
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
41.  Prime Investment Money Market Fund
     Service Class                                                         0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
42.  Small Cap Growth Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
     Institutional Class                                                   0.10
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
43.  Small Cap Opportunities Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Institutional Class                                                   0.10
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
44.  Small Cap Value Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Institutional Class                                                   0.10
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
45.  Small Company Growth Fund                                             0.10

------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
46.  Specialized Technology Fund
     Class A                                                               0.25
     Class B                                                               0.25
     Class C                                                               0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
47.  Stable Income Fund
     Class A                                                               0.25
     Class B                                                               0.25
------------------------------------------------------------------- -------------------
48.  Treasury Plus Institutional Money Market Fund
     Service Class                                                         0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
49.  Treasury Plus Money Market Fund
     Class A                                                               0.25
------------------------------------------------------------------- -------------------
50.  100% Treasury Money Market Fund
     Class A                                                               0.25
------------------------------------------------------------------- -------------------
------------------------------------------------------------------- -------------------
51.  Variable Rate Government Fund
     Class A                                                               0.25
------------------------------------------------------------------- -------------------


         Fees payable to a Servicing Agent are expressed as a percentage of the average daily net asset value of the shares of the specified class of the particular Fund beneficially owned by or attributable to clients of the Servicing Agent.



Approved by the Board of Trustees: March 26, 1999, as amended October 28, 1999 and May 9, 2000, and July 25, 2000.







                                                                 EX-99.B(j)(7)


                                POWER OF ATTORNEY


              Richard M. Leach, whose signature appears below, does hereby constitute and appoint Christopher Bellonzi, Michael J. Hogan, C. David Messman, Dorothy A. Peters, Karla M. Rabusch, Amy Van Der Schouw and William Ying, his true and lawful attorneys-in-fact and agents, each individually, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Wells Fargo Funds Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission ("SEC") in respect thereof, including in connection with the filing and effectiveness of the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee any and all such amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents shall do or cause to be done by virtue thereof.


Effective Date:
May 9, 2000





                                                      /s/ Richard M. Leach
                                                     -----------------------
                                                     Richard M. Leach















                                                                 EX-99.B(m)




                             WELLS FARGO FUNDS TRUST

                                DISTRIBUTION PLAN


              WHEREAS, Wells Fargo Funds Trust ("Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

              WHEREAS, the Trust desires to adopt a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of the classes of shares of each Fund listed in Appendix A as it may be amended from time to time (each, a "Fund" and, collectively, the "Funds") and the Board of Trustees, including a majority of the Qualified Trustees (as defined below), has determined that there is a reasonable likelihood that adoption of the Plan will benefit each class of each Fund listed in Appendix A and its shareholders;

              NOW THEREFORE, each Fund hereby adopts the Plan on behalf of each class of each Fund listed in Appendix A, in accordance with Rule 12b-1 under the 1940 Act, on the following terms and conditions:

              Section 1. The Trust, on behalf of each class of each Fund listed in Appendix A, may pay to the principal underwriter(s) of such class (the "Distributor(s)"), as compensation for services or other activities that are primarily intended to result in the sale of shares, or reimbursement for expenses incurred in connection with services or other activities that are primarily intended to result in the sale of shares, a monthly amount that is no higher than the annual rates as set forth on Appendix A. Subject to such maximum annual rates, the actual amount payable to the Distributor(s) shall be determined from time to time by mutual agreement between the Trust and the Distributor(s). The Distributor(s) may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor(s), including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. The Distributor(s) may retain any portion of the amount payable hereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

              Section 2. The Plan shall be effective with respect to each class of a Fund listed on Appendix A, (or each class of a Fund added to Appendix A from time to time): (a) on the date upon which it is approved for such class (i) by vote of a majority of the Trustees of the Trust, including a majority of the Qualified Trustees, cast in person at a meeting called for the purpose of voting on the approval of the Plan for such class, and (ii) by at least a majority of the outstanding voting securities of the class or Fund, if required; or (b) on the date the class commences operations, if such date is later.

              Section 3. Unless earlier terminated, the Plan and each related agreement shall continue in effect for a period of one year from its respective effective date and shall continue thereafter for successive annual periods, provided that such Plan and agreement(s) are reapproved at least annually by vote of a majority of the Trustees of the Trust, including a majority of the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such reapproval.

              Section 4. So long as the Plan is in effect, the Trust shall provide, or shall cause the Distributor(s) to provide, to the Trust's Board of Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended by the Trust under the Plan and each related agreement and the purposes for which such expenditures were made.

              Section 5. All agreements related to the Plan shall be in writing and shall be approved by vote of a majority of both (a) the Trustees of the Trust and (b) the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. Any agreement related to the Plan shall provide:

              A. That such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of such class of such Fund, on not more than 60 days' written notice to any other party to the agreement; and

              B. That such agreement shall terminate automatically in the event of its assignment.

              Section 6. The Plan may not be amended to increase materially the amount that may be expended by a class of a Fund pursuant to the Plan without the approval by a vote of a majority of the outstanding voting securities of such class of such Fund, and no material amendment to the Plan shall be made unless approved by vote of a majority of both (a) the Trustees of the Trust and
(b) the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval.

              Section 7. The Plan may be terminated with respect to any class at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of the class.

              Section 8. While the Plan is in effect, the selection and nomination of each Trustee who is not an interested person of the Trust shall be committed to the discretion of the Trustees who are not interested persons.

              Section 9. To the extent any payments made by the Fund pursuant to a Shareholder Servicing Plan and Servicing Agreement are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, such payments shall be deemed to have been approved pursuant to the Plan. Notwithstanding anything herein to the contrary, no Fund or class of shares shall be obligated to make any payments under the Plan that exceed the maximum amounts payable under Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc.

              Section 10. The Trust shall preserve copies of the Plan, each related agreement and each written report presented to the Trust's Board of Trustees pursuant to Section 4 hereof, for a period of not less than six years from the date of the Plan, agreement or report, as the case may be, the first two years in an easily accessible place.

              Section 11. The provisions of the Plan are severable for each class of each Fund listed in Appendix A, and whenever any action is to be taken with respect to the Plan, such action shall be taken separately for each such class affected.

              Section  12.  As used in the  Plan,  (a) the  terms  "assignment",
"interested person" and "vote of a majority of the outstanding voting securities" shall have the respective meanings given them in the 1940 Act and the rules and regulations thereunder, subject to such exemption or interpretation as may be provided by the Securities and Exchange Commission or the staff thereof, and (b) the term "Qualified Trustees" shall mean the Trustees of the Trust who (i) are not "interested persons" of the Trust and (ii) have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The agreement(s) between the Trust and its Distributor(s) shall be considered to be agreements related to the Plan. The agreement(s) between the Distributor(s) and any selling agents shall not be considered to be agreements related to the Plan.


Approved:     March 26, 1999






                                   APPENDIX A


---------------------------------------------------------------- --------------------
Funds Trust
Funds and Share Classes                                                Maximum
                                                                   Rule 12b-1 Fee
---------------------------------------------------------------- --------------------
---------------------------------------------------------------- --------------------
52.  Arizona Tax-Free Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
53.  Asset Allocation Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
54.  California Tax-Free Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
55.  Colorado Tax-Free Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
56.  Corporate Bond Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
---------------------------------------------------------------- --------------------
57.  Diversified Equity Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
58.  Diversified Small Cap Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
59.  Equity Income Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
60.  Equity Index Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
10.   Equity Value Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
10.  Growth Balanced Fund
               Class B                                                  0.75
               Class C                                                  0.75
---------------------------------------------------------------- --------------------
61.  Growth Equity Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
62.  Growth Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
63.  Income Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
64.  Income Plus Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
---------------------------------------------------------------- --------------------
65.  Index Allocation Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
66.  Intermediate Government Income Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
67.  International Equity Fund
         Class B                                                        0.75
         Class C                                                        0.75
---------------------------------------------------------------- --------------------
68.  International Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
---------------------------------------------------------------- --------------------
69.  Large Company Growth Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
---------------------------------------------------------------- --------------------
70.  LifePath Opportunity Fund
     Class A                                                            0.25
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
71.  LifePath 2010 Fund
     Class A                                                            0.25
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
72.  LifePath 2020 Fund
     Class A                                                            0.25
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
73.  LifePath 2030 Fund
     Class A                                                            0.25
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
74.  LifePath 2040 Fund
     Class A                                                            0.25
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
75.  Limited Term Government Income Fund
         Class B                                                        0.75
---------------------------------------------------------------- --------------------
76.  Mid Cap Growth Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
77.  Minnesota Tax-Free Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
78.   Money Market Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
79.  National Tax-Free Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
28.  Oregon Tax-Free Fund                                               0.75
              Class B
---------------------------------------------------------------- --------------------
80.  Overland Express Sweep Fund                                        0.30
---------------------------------------------------------------- --------------------
---------------------------------------------------------------- --------------------
81.  Small Cap Growth Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
82.  Small Cap Opportunities Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
83.  Small Cap Value Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
---------------------------------------------------------------- --------------------
84.  Specialized Technology Fund
     Class B                                                            0.75
     Class C                                                            0.75
---------------------------------------------------------------- --------------------
85.  Stable Income Fund
     Class B                                                            0.75
---------------------------------------------------------------- --------------------
86.  Wealthbuilder Growth & Income Portfolio                            0.75
---------------------------------------------------------------- --------------------
---------------------------------------------------------------- --------------------
87.  Wealthbuilder Growth Balanced Portfolio                            0.75
---------------------------------------------------------------- --------------------
---------------------------------------------------------------- --------------------
88.  Wealthbuilder Growth Portfolio                                     0.75
---------------------------------------------------------------- --------------------



Approved by the Board of Trustees: March 26, 1999 as amended on May 9, 2000, and July 25, 2000.